                                                             File Nos. 811-21836
                                                                      333-129930


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      [X]

     Pre-Effective Amendment No. 4                                           [X]

     Post-Effective Amendment No. ___                                        [ ]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              [X]

     Amendment No. 4                                                         [X]

                        (Check appropriate box or boxes.)

                                  GIANT 5 FUNDS
               (Exact Name of Registrant as Specified in Charter)

                       128 South Tejon Street, Suite 1500
                        Colorado Springs, Colorado 80903
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (800) 788-5680

                             Patrick Keniston, Esq.
                          100 Summer Street, Suite 1500
                           Boston, Massachusette 02110
                     (Name and Address of Agent for Service)

                                    Copy To:

                             Thomas R. Westle, Esq.
                                 Blank Rome LLP
                              405 Lexington Avenue
                            New York, New York 10174

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement is declared effective.

     The Registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the registration statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

                                     (LOGO)

                                   PROSPECTUS


                                   MAY 1, 2006


     GAINT 5 FUNDS
     Gaint 5 Total Investment System
     Gaint 5 Total Index Sysem

     Independence Shares


OUR FUNDS SEEK TO PROVIDE A COMPREHENSIVE INVESTMENT SYSTEM THAT INVEST IN THE GIANT THEMES OF LIFE - REAL ESTATE, RAW MATERIALS, ENERGY, BONDS AND CAPITAL. WE BELIEVE THESE THEMES TO BE THE FOUNDATIONAL BUILDING BLOCKS OF THE GLOBAL INVESTMENT WORLD AND THEREFORE SHOULD BE HELD AT ALL TIMES.

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

                                     (LOGO)

TABLE OF CONTENTS

                                     (LOGO)

                                     RISK/RETURN SUMMARY AND FUND EXPENSES
Carefully review this                3   Giant 5 Total Investment System
important section, which             5   Giant 5 Total Index System
summarizes each Fund's               9   Overview
investments, risks, past
performance, and fees.

                                     (LOGO)

                                     INVESTMENT OBJECTIVES, STRATEGIES AND RISKS
Review this section                  13   Giant 5 Total Investment System
for information on                   15   Giant 5 Total Index System
investment strategies                17   Principal Risk Factors
and risks.                           20   Portfolio Holdings

                                     (LOGO)

                                     FUND MANAGEMENT
Review this section                  21   The Investment Adviser
for details on                       21   Portfolio Managers
the people and                       21   The Distributor and Administrator
organizations who provide
services to the Funds.

                                     (LOGO)

                                     SHAREHOLDER INFORMATION
Review this section                  23   Pricing of Fund Shares
for details on how                   24   Purchasing and Adding to Your Shares
shares are valued,                   28   Selling Your Shares
and how to purchase,                 31   Distribution Arrangements
sell and exchange shares.            31   Exchanging Your Shares
This section also describes          32   Dividends, Distributions and Taxes
related charges, and
payments of dividends
and distributions.

                                     (LOGO)

GIANT 5 TOTAL INVESTMENT SYSTEM      (LOGO)
RISK/RETURN SUMMARY AND FUND EXPENSES

                         GIANT 5 TOTAL INVESTMENT SYSTEM


INVESTMENT OBJECTIVES   The Giant 5 Total Investment System seeks total return.

PRINCIPAL INVESTMENT    To pursue its investment objective, the Giant 5 Total
STRATEGIES              Investment System (the "Investment System Fund" or
                        "Fund") will make investments primarily in other mutual
                        funds that are not affiliated with the Fund ("Underlying
                        Funds"). Under normal market conditions, the Fund will
                        invest in Underlying Funds which invest primarily in one
                        or more of the following Giant 5 Themes:

                             - REAL ESTATE: securities of businesses which are principally engaged in or related to the real estate industry. This would include securities of companies involved in the development, construction, management, or sale of residential, commercial, or industrial real estate. (Such as real estate investment trusts--"REITs", home construction companies, businesses that manufacture materials used in home construction, and commercial property developers);

                             - ENERGY: securities of businesses which are principally engaged in or related to the energy industry. This would include securities of companies involved in the development, production, management, or sale of residential, commercial, or industrial energy.
                                  (Such as oil, natural gas, unleaded gas, heating oil, coal, electricity, wind, solar, tidal, fuel cell, hydrogen and businesses that manufacture the equipment used to extract or harness these energy sources);

                             - RAW MATERIALS: securities of businesses which are principally engaged in or related to raw materials industries. This would include securities of companies involved in the development, production, management, or sale of residential, commercial, or industrial raw materials. (Such as industrial metals, timber, precious metals and foods);

                             - BONDS: fixed income securities of domestic and foreign issuers (Such as government bonds, corporate bonds, municipal bonds, inflation protected bonds and foreign issuer bonds); and

                             - CAPITAL: equity securities of domestic and/or international companies (Such as common stock, preferred stock and warrants).

                        The Fund will generally invest in these themes in substantially equal portions over time. However, the amount of the Fund's assets invested in the themes will vary and there is no limit to the amount of the Fund's assets that may be invested in a particular theme. Due to the current low availability of Raw Materials funds, the investment adviser reserves the right to combine the Raw Materials and Energy themes for asset allocation and rebalancing purposes, until such time that Raw Materials funds become sufficiently available again.

                        The Underlying Funds may invest in securities of all investment styles (such as growth stocks and value stocks), market capitalizations (small, mid, and large capitalization companies), average weighted maturities, credit qualities and in domestic or international companies. The Fund seeks to maintain a portfolio of investments which best represent the various market segments and subclasses within a theme and will invest in as many Underlying Funds as may be necessary for representation of the themes. The Fund will attempt to gain up to 50% international exposure within each theme, when such opportunities exist, at the discretion of the investment adviser. This will be achieved by investing in funds that primarily purchase securities of international companies. The Fund seeks to invest in funds, meeting the Fund's theme criteria, which offer the greatest risk-adjusted return.

                                     (LOGO)


PRINCIPAL INVESTMENT    Among the principal risks of investing in the Fund which
RISKS                   could affect the total return of the Fund are:

                        - Underlying Fund Risk
                        - Asset Allocation Risk
                        - Non-Diversified Risk
                        - Management Risk
                        - Experience Risk

                        Among the principal risks that may be associated in investing in the Underlying Funds and therefore affect the total return of the Fund are:

                        - Non-Diversified Risk
                        - Management Risk
                        - Issuer Risk
                        - Equity Risk
                        - Fixed Income Risk
                        - Interest Rate Risk
                        - Credit Risk
                        - High Yield Risk
                        - International Securities Risk
                        - Emerging Market Risk
                        - Currency Risk
                        - Derivatives Risk
                        - Real Estate Risk
                        - REIT Risks
                        - Energy Risk
                        - Raw Materials Risk
                        - Industry Concentration Risk
                        - Geographic Concentration Risk
                        - Liquidity Risk
                        - Leverage Risk
                        - Tax Risk
                        - Stock Market Risk

                        You could lose money on your investment in the Fund or the Fund could underperform other investments.

                        Please see "Principal Risk Factors" on page 20 of this prospectus for a description of each of these risks.

                                     (LOGO)

PAST PERFORMANCE

As a new Fund, past performance information is not available for the Investment System Fund as of the date of this prospectus.

                                     (LOGO)


                                FEES AND EXPENSES


As an investor in Independence Shares of the Giant 5 Total Investment System, you may pay the following fees and expenses if you buy and hold shares of the Fund. Shareholder transactions fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.


SHAREHOLDER TRANSACTION EXPENSES(4)(5)                               Independence
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)                               Shares
-----------------------------------------                            ------------
Redemption/Exchange Fee on shares sold within 180 days of purchase
(as a percentage of amount redeemed or exchanged) (1)                    2.00%

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
Management fee                                                           0.67%
Distribution (12b-1) fee                                                 0.17%
Other expenses(2)                                                        0.52%
Total Fund operating expenses (3)                                        1.36%


(1) A redemption/exchange fee of 2.00% will be charged for any shares redeemed or exchanged after holding them for less than 180 days. This fee does not apply to shares purchased through reinvested dividends or capital gains or shares held in certain omnibus accounts or retirement plans that cannot implement the fee. Additionally, this fee will be waived in the case of death or an IRA required minimum distribution. For more information on this fee, see the "Selling Your Shares--Redemption Fee" section in this prospectus.

(2)  Other expenses are based on estimated amounts for the current fiscal year.

(3) Shareholders in the Fund will indirectly bear their pro rata share of the fees and expenses incurred by the other mutual funds in which the Fund invests. Such fees and expenses are not reflected in this table.

(4) If a shareholder requires a wire transaction, the associated fee of $20 will be passed along to the shareholder.


(5) Accounts, excluding IRAs, retirement plans, 401(k) plans, 403(b)(7) custodial accounts, SEPs and Money Purchase an/or Profit Sharing plans, maintaining a balance under $10, 000 for a period of six month or more will be charged a $20 annual fee. Additionally, a $15 annual maintenance fee will be charged on IRA and 401(k) accounts.



                                 EXPENSE EXAMPLE



                       1       3
                      YEAR   YEARS
                      ----   -----
INDEPENDENCE SHARES   $138    $431


The Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

     -    $10,000 investment

     -    5% annual return

     -    no changes in the Fund's operating expenses

Because this example is hypothetical and for comparison only, your actual costs may be higher or lower.

                                     (LOGO)

                           GIANT 5 TOTAL INDEX SYSTEM


INVESTMENT OBJECTIVES   The Giant 5 Total Index System seeks total return.

PRINCIPAL INVESTMENT    To pursue its investment objective, the Giant 5 Total
STRATEGIES              Index System (the "Index System Fund" or "Fund") will
                        invest in the following Giant 5 themes:

                             - REAL ESTATE: securities of businesses which are principally engaged in or related to the real estate industry. This would include securities of companies involved in the development, construction, management, or sale of residential, commercial, or industrial real estate. (Such as REITs, home construction companies, businesses that manufacture materials used in home construction, and commercial property developers);

                             - ENERGY: securities of businesses which are principally engaged in or related to the energy industry. This would include securities of companies involved in the development, production, management, or sale of residential, commercial, or industrial energy.
                                  (Such as oil, natural gas, unleaded gas, heating oil, coal, electricity, wind, solar, tidal, fuel cell, hydrogen and businesses that manufacture the equipment used to extract or harness these energy sources);

                             - RAW MATERIALS: securities of businesses which are principally engaged in or related to raw materials industries. This would include securities of companies involved in the development, production, management, or sale of residential, commercial, or industrial raw materials. (Such as industrial metals, timber, precious metals and foods);

                             - BONDS: fixed income securities of domestic and foreign issuers (Such as government bonds, corporate bonds, municipal bonds, inflation protected bonds and foreign issuer bonds); and

                             - CAPITAL: equity securities of domestic and/or international companies (Such as common stock, preferred stock and warrants).

                        To gain exposure to the 5 themes, the Fund will primarily invest in unaffiliated index funds and exchange traded funds ("Underlying Funds') which primarily invest in one or more of the themes. Under normal circumstances, we invest at least 80% of the Fund's assets in Underlying Funds that invest at least
                        80% of their assets in a manner intended to replicate the performance of a specific index.

                        When Underlying Funds are unavailable or to produce superior representation in a theme, cost savings and/or performance, the Fund may invest directly in derivative instruments to gain access to certain indexes, such as index swap agreements and index futures. The Fund will not invest in derivatives for leveraging purposes and will cover its futures positions with cash or cash equivalents.

                        The Fund intends to invest in Underlying Funds that invest in REITs. In addition, Fund may also invest directly in REITs.

                        Investments in exchange traded funds ("ETFs") will be considered investments in the theme represented by the underlying securities in the ETF. For instance, an investment in an ETF that mirrors the S&P 500 Index would be considered an investment in the Capital theme.
                        Investments in short-term fixed income securities would be considered an investment in the Bond theme.

                                     (LOGO)


                        The Fund will generally invest its assets in the themes in substantially equal portions over time. However, the amount of the Fund's assets invested in the themes will vary and there is no specific limit to the amount of Fund's assets that may be invested in a particular theme. Due to the current low availability of Raw
                        Material index funds and ETFs, the investment adviser reserves the right to combine the Raw Materials and Energy themes for assets allocation and rebalancing purposes, until such time that Raw Material index funds and ETFs become sufficiently available again. In addition, the Fund will attempt to gain up to 50% international exposure within each theme, when such opportunities exist at the discretion of the Adviser.

                        The Fund seeks investments which alone or collectively, best represent the various market segments and sub-classes (such as market capitalizations, investment styles, average weighted maturities, credit qualities and international and domestic markets) of each theme.
                        The Fund seeks to invest in securities of those indexes, meeting the Fund's theme criteria, which offer the greatest risk-adjusted return for the Fund. The Fund will invest in as many Underlying Funds as may be necessary for representation of the themes.

PRINCIPAL INVESTMENT    Among the principal risks of investing in the Fund which
RISKS                   could affect the total return of the Fund are:

                        - Underlying Fund Risk
                        - Index Fund Risk
                        - Exchange Traded Fund Risk
                        - Asset Allocation Risk
                        - Non-Diversified Risk
                        - Management Risk
                        - Experience Risk
                        - Derivative Risks
                        - REIT Risk
                        - Stock Market Risk

                        Among the principal risks that may be associated in investing in the Underlying Funds and therefore affect the total return of the Fund are:

                        - Non-Diversified Risk
                        - Management Risk
                        - Index Fund Risk
                        - Exchange Traded Fund Risk
                        - Issuer Risk
                        - Equity Risk
                        - Fixed Income Risk
                        - Interest Rate Risk
                        - Credit Risk
                        - High Yield Risk
                        - International Securities Risk
                        - Emerging Market Risk
                        - Currency Risk
                        - Derivatives Risk
                        - Real Estate Risk
                        - REIT Risk
                        - Energy Risk
                        - Raw Materials Risk
                        - Leverage Risk
                        - Industry Concentration Risk
                        - Geographic Concentration Risk
                        - Liquidity Risk
                        - Tax Risk

                        You could lose money on your investment in the Fund or the Fund could underperform other investments.

                        Please see "Principal Risk Factors" on page 20 of this prospectus for a description of each of these risks.

                                     (LOGO)

PAST PERFORMANCE

As a new Fund, past performance information is not available for the Index System Fund as of the date of this prospectus.

                                     (LOGO)


                                FEES AND EXPENSES


As an investor in Independence Shares of the Giant 5 Total Index System, you may pay the following fees and expenses if you buy and hold shares of the Fund. Shareholder transactions fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.


SHAREHOLDER TRANSACTION EXPENSES(4)(5)                       Independence
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)                       Shares
----------------------------------------------------------   ------------
Redemption/Exchange Fee (on shares sold within 180 days of
purchase)
(as a percentage of amount redeemed or exchanged) (1)            2.00%

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
Management fee                                                   0.67%
Distribution (12b-1) fee                                         0.17%
Other expenses(2)                                                0.52%
                                                                 ----
Total Fund operating expenses(3)                                 1.36%
                                                                 ----


(1) A redemption/exchange fee of 2.00% will be charged for any shares redeemed or exchanged after holding them for less than 180 days. This fee does not apply to shares purchased through reinvested dividends or capital gains or shares held in certain omnibus accounts or retirement plans that cannot implement the fee. Additionally, this fee will be waived in the case of death or an IRA required minimum distribution. For more information on this fee, see the "Selling Your Shares--Redemption Fee" section in this prospectus.

(2)  Other expenses are based on estimated amounts for the current fiscal year.

(3) Shareholders in the Fund will indirectly bear their pro rata share of the fees and expenses incurred by the other mutual funds in which the Fund invests. Such fees and expenses are not reflected in this table.

(4) If a shareholder requires a wire transaction, the associated fee of $20 will be passed along to the shareholder.


(5) Accounts, excluding IRAs, retirement plans, 401(k) plans, 403(b)(7) custodial accounts, SEPs and Money Purchase an/or Profit Sharing plans, maintaining a balance under $10, 000 for a period of six month or more will be charged a $20 annual fee. Additionally, a $15 annual maintenance fee will be charged on IRA and 401(k) accounts.



EXPENSE EXAMPLE



                        1      3
                      YEAR   YEARS
                      ----   -----
INDEPENDENCE SHARES   $138    $431


The Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

-    $10,000 investment

-    5% annual return

-    no changes in the Fund's operating expenses

Because this example is hypothetical and for comparison only, your actual costs may be higher or lower.

                                     (LOGO)

                                   (GRAPHIC)

                        Giant 5 Total Investment System:
                Underlying Funds are Actively Traded Mutual Funds

                           Giant 5 Total Index System:
                       Underlying Funds are Indexes & ETFs

                                     (LOGO)

                                    OVERVIEW


THE FUNDS               Giant 5 Funds (the "Trust") offers two separate
                        investment portfolios, each with individual investment
                        objectives and strategies; the Giant 5 Total Investment
                        System Fund and the Giant 5 Total Index System Fund
                        (together, the "Funds"). This prospectus provides you
                        important information about each Fund.

                        Each Fund offers its Independence Shares class through this prospectus. The Funds also offer an additional class of shares through a separate prospectus. Each class of shares has different characteristics and is subject to different fees and expenses. The Funds'
                        Statement of Additional Information ("SAI") contains a more detailed discussion of the different classes of shares. Please read this prospectus and keep it for future use.

                        We set out to be a different kind of mutual fund family.
                        Our mission is to offer investors a comprehensive investment system that has the potential to perform in all market conditions. The Funds' investment strategy centers on the premise that investments should focus on the Giant themes of life: real estate, energy, raw materials, bonds and capital. We believe that these themes are the foundational building blocks of the global investment world and should be held at all times.
                        We have identified the "5 Giant Themes of Life" that we believe affect your pocketbook the most. Our goal is to invest in the areas where you will spend most of your money.

                        The distinction lies in the Underlying Funds. The Giant
                        5 Total Investment System invests in Underlying Funds which utilize an active management investment philosophy. The Giant 5 Total Index System invests in
                        Underlying Funds which utilize a passive investment strategy.

                        Each Fund will implement this strategy by investing in shares of unaffiliated mutual funds which invest in one or more of these themes and other securities. Because the Funds invest in other mutual funds, each is considered a "fund of funds".

                        Other important things for you to note:

                        -    You may lose money by investing in a Fund

                        - Because the value of each Fund's investments will fluctuate with market conditions, so will the value of your investment in a Fund

                        AN INVESTMENT IN A FUND IS NOT A DEPOSIT OF A BANK, AND
                        IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT
                        INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                                     (LOGO)

WHO MAY WANT TO         Consider investing in these Funds if you are an investor
INVEST?                 who:

                        - seeks long-term investing rather than short-term trading.

                        - seeks broad diversification rather than owning a few stocks or bonds.

                        - desires to simplify your investment process by gaining exposure to various asset classes through one investment vehicle.

                        -    seeks global exposure.

                        -    seeks investment exposure to hard assets.

                        - seeks exposure to bonds, stocks and the real estate, raw materials and energy industries.

                        - prefers to have your asset allocation decisions made by professional money managers.

                        - seeks to invest in a variety of funds, regardless of which fund family they are part of.

GIANT 5 FUNDS                        (LOGO)
RISK/RETURN SUMMARY AND FUND EXPENSES

                         GIANT 5 TOTAL INVESTMENT SYSTEM

INVESTMENT OBJECTIVES, POLICIES AND STRATEGY

     The investment objective of the Fund is total return.

     Our goal is to make the investment process simple and to provide our shareholders with a comprehensive investment system that has the potential to perform in all market conditions. We utilize the Giant 5 Total Investment System(TM) as our primary investment strategy. This investment philosophy centers on the premise that investments should focus on the Giant themes of life which affect your pocket book the most (we call this "pocket book investing"). These themes are Real Estate, Energy, Raw Materials, Bonds and Capital. We believe these themes to be the foundational building blocks of the global investment world.


     The Fund will pursue this strategy through a "fund of funds" approach, whereby the Fund will make investments primarily in Underlying Funds. Under normal market conditions, the Fund will invest in Underlying Funds which invest primarily in one or more of the following Giant 5 Themes:



     - REAL ESTATE: securities of businesses which are principally engaged in or related to the real estate industry. This would include securities of companies involved in the development, construction, management, or sale of residential, commercial, or industrial real estate. (Such as REITs, home construction companies, businesses that manufacture materials used in home construction, and commercial property developers);


     - ENERGY: securities of businesses which are principally engaged in or related to the energy industry. This would include securities of companies involved in the development, production, management, or sale of residential, commercial, or industrial energy. (Such as oil, natural gas, unleaded gas, heating oil, coal, electricity, wind, solar, tidal, fuel cell, hydrogen and businesses that manufacture the equipment used to extract or harness these energy sources);

     - RAW MATERIALS: securities of businesses which are principally engaged in or related to raw materials industries. This would include securities of companies involved in the development, production, management, or sale of residential, commercial, or industrial raw materials. (Such as industrial metals, timber, precious metals and foods);

     - BONDS: fixed income securities of domestic and foreign issuers (Such as government bonds, corporate bonds, municipal bonds, inflation protected bonds and foreign issuer bonds); and

     - CAPITAL: equity securities of domestic and/or international companies (Such as common stock, preferred stock and warrants).

     The Fund may also invest directly in short-term fixed income securities.


     The Fund will generally invest in these themes in substantially equal portions. As one theme outperforms another over time (increasing the portion of the Fund's portfolio invested in such theme), the Fund's Adviser will rotate money from the outperforming themes into the underperforming themes. This rebalancing is our way to "sell high and buy low". It is designed to allow the Fund to benefit from the growth of a "bubble" (when one theme takes off) but to protect the Fund (by rebalancing) from the bubble when it inevitably pops; for example, the technology sector between 2000 and 2002. This rebalancing ensures that the Fund is always invested in each of the Giant themes of life, even when human emotions might tell you to do differently. Our conclusion is that the foundational building blocks of the global investment world should be held at all times. Although the Fund intends to maintain its assets in each of the investment themes in substantially equal portions over time, the amount of the Fund's assets invested in the themes will vary and there is no limit to the amount of Fund's assets that may be invested in a particular theme. Due to the current low availability of Raw Material funds, the investment adviser reserves the right to combine the Raw Materials and Energy themes for asset allocation and rebalancing purposes, until such time that Raw Material funds become sufficiently available again.


     Side Note: It is important to understand that the Fund's exposure to the energy and raw materials industries will generally be achieved through an Underlying Fund's investment in equity securities. Therefore, while the Fund will invest in Underlying Funds which primarily invest in equity securities of domestic and/or international companies (the capital theme) in substantially equal proportions to the other Giant 5 themes, the Fund exposure to equity securities will be significantly greater than equal.

                                     (LOGO)


     The Underlying Funds may invest in securities of all investment styles (such as growth stocks and value stocks), market capitalizations (small, mid, and large capitalization companies), average weighted maturities, credit qualities and in domestic or international companies. The Fund seeks to maintain a portfolio of investments which best represent the various market segments and subclasses within a theme and will invest in as many Underlying Funds as may be necessary for representation of the themes. The Fund will attempt to gain up to 50% international exposure within each theme, when such opportunities exist at the discretion of the investment adviser. This will be achieved by investing in Underlying Funds that primarily purchase securities of international companies. In addition, the Fund, together with affiliates of the Fund (which includes the other funds in the Giant 5 Fund family, the Fund's investment adviser and other accounts managed by the Fund's investment adviser) will not own, immediately after purchase, more than 3% of an Underlying Fund's shares until otherwise permitted to do so by exemptive relief granted by the Securities and Exchange Commission. There is no guarantee that such relief, once requested, will be granted.



     The Fund seeks to invest in funds, meeting the Fund's theme criteria, which offer the greatest risk-adjusted return. The Fund is not limited to invest in funds from one or more specified fund families as are many other "funds of funds", but rather is free to select from all funds of each theme which provide the greatest risk-adjusted returns. The investment adviser's proprietary screening process includes analysis of global economic and market conditions, such as analysis of world Gross Domestic Product and world consumption, and an evaluation of the Underlying Fund's investment objectives, strategies, risks, theme representation, portfolio manager track record, total returns, risk-adjusted returns, investment management, portfolio composition, portfolio turnover, liquidity and expense ratios. Special attention is paid to how an Underlying Fund performs during down markets. Positions are sold to rebalance the amount of the Fund's assets in a particular theme or when other opportunities supersede current investments. Many Underlying Funds will not share the same investment goals and investment limitations as the Fund.


     For temporary defensive purposes or in order to meet liquidity needs, the Fund may invest up to 100% of its assets in international and domestic short-term obligations (such as Eurodollar and Yankee bank obligations, certificates of deposit, bankers' acceptances, commercial paper), money market funds and cash. To the extent the Fund is engaged in temporary or defensive investments, the Fund will not be pursuing its investment objectives.


     The Fund will avoid Underlying Funds which take short positions as part of their investment strategy. If material short positions are discovered within an Underlying Fund, the investment in that Underlying Fund will be liquidated in a timely manner at the investment adviser's discretion. This policy enables the Fund to maintain an overall "long-only" investment philosophy. The Fund will avoid Underlying Funds which take leveraged positions as part of their investment strategy. If material leverage is discovered within an Underlying Fund, the investment in that Underlying Fund will be liquidated in a timely manner at the investment adviser's discretion. This policy enables the Fund to better control risk. The Fund will avoid Underlying Funds which employ a "fund of funds" investment philosophy. If material fund positions are discovered within an Underlying Fund, the investment in that Underlying Fund will be liquidated in a timely manner at the investment adviser's discretion. This policy will protect our shareholders from redundant fees.


     The Fund may invest in certain Underlying Funds that will have 12b-1 plans in place, while other Underlying Funds will not have such plans in place. Accordingly, if certain Underlying Funds have a 12b-1 plan, the fee on the sale of shares may be paid to either the Underlying Fund's adviser or distributor. In general, those fees will be incurred by the Underlying Fund and passed on to shareholders of the Fund.

     When investing in funds with multiple classes, the Fund will select the class with the lowest fees it qualifies for. No initial sales charges will be paid on any Underlying Fund, and 12b-1 fees on Underlying Funds will be avoided where possible.


     Each Fund, as a shareholder of Underlying Funds, indirectly bears its proportionate share of any investment management fees and other expenses of the Underlying Funds. The Adviser believes, and the Board of Trustees of the Trust has determined, that the management and other fees paid by the Funds are for services that are in addition to, not duplicative of, the services provided to the Underlying Funds. These services include the asset allocation, rebalancing, mutual fund selection and ongoing monitoring functions provided by the Adviser.

                                     (LOGO)

     [Footnote: The Giant 5 Total Investment System is a trademark of The Willis Group, Inc., the Fund's investment adviser.]

INVESTMENT OBJECTIVES, STRATEGIES AND RISKS   (LOGO)

                           GIANT 5 TOTAL INDEX SYSTEM

INVESTMENT OBJECTIVES, POLICIES AND STRATEGY

     The investment objective of the Fund is total return.

     Our goal is to make the investment process simple and to provide our shareholders with a comprehensive investment system that has the potential to perform in all market conditions. We utilize the Giant 5 Total Index System(TM) as our primary investment strategy. This investment philosophy centers on the premise that investments should focus on the Giant themes of life which affect your pocket book the most (we call this "pocket book investing"). These themes are:


     - REAL ESTATE: securities of businesses which are principally engaged in or related to the real estate industry. This would include securities of companies involved in the development, construction, management, or sale of residential, commercial, or industrial real estate. (Such as REITs, home construction companies, businesses that manufacture materials used in home construction, and commercial property developers);


     - ENERGY: securities of businesses which are principally engaged in or related to the energy industry. This would include securities of companies involved in the development, production, management, or sale of residential, commercial, or industrial energy. (Such as oil, natural gas, unleaded gas, heating oil, coal, electricity, wind, solar, tidal, fuel cell, hydrogen and businesses that manufacture the equipment used to extract or harness these energy sources);

     - RAW MATERIALS: securities of businesses which are principally engaged in or related to raw materials industries. This would include securities of companies involved in the development, production, management, or sale of residential, commercial, or industrial raw materials. (Such as industrial metals, timber, precious metals and foods);

     - BONDS: fixed income securities of domestic and foreign issuers (Such as government bonds, corporate bonds, municipal bonds, inflation protected bonds and foreign issuer bonds); and

     - CAPITAL: equity securities of domestic and/or international companies (Such as common stock, preferred stock and warrants).

     We believe these themes to be the foundational building blocks of the global investment world.


     The Fund will invest in unaffiliated index funds and ETFs which primarily invest their portfolios in one or more of the 5 themes and therefore is considered a "fund of funds". Under normal conditions, the Fund will primarily invest in Underlying Funds to gain exposure to the Real Estate, Bond, Capital, Raw Materials and Energy themes.



     When Underlying Funds are unavailable or to produce superior representation in a theme, cost savings and/or performance, the Fund may invest directly in derivative instruments to gain access to certain indexes. These derivative instruments typically include index futures. The Fund will not invest in derivatives for leveraging purposes and will cover its futures positions with investments in cash or cash equivalents.



     The Fund intends to invest in Underlying Funds that invest in REITs. In addition, Fund may also invest directly in REITs.


     The Fund will generally invest its assets in the themes in substantially equal portions. As one theme outperforms another over time (increasing the portion of the fund portfolio invested in such theme), the Fund's investment adviser will rotate money from the outperforming themes into the underperforming themes. This rebalancing is our way to "sell high and buy low". It is designed to allow the Fund to benefit from the growth of a "bubble" (when one theme takes off) but to protect the Fund (by rebalancing) from the bubble when it inevitably pops, for example, the technology industry in 2000-2002. This rebalancing ensures that the Fund is always invested in each of the Giant themes of life, even when human emotions might tell you to do differently. Our conclusion is that the foundational building blocks of the global investment world should be held at all times. Although the Fund intends to maintain its assets in each of the investment themes in substantially equal portions over time, the amount of the Fund's assets invested in the themes will vary and there is no specific limit to the amount of Fund's assets that may be invested in a particular theme. Due to the current low availability of Raw Material

INVESTMENT OBJECTIVES, STRATEGIES AND RISKS   (LOGO)

     index funds and ETFs, the investment adviser reserves the right to combine the Raw Materials and Energy themes for assets allocation and rebalancing purposes, until such time that Raw Material index funds and ETFs become sufficiently available again. In addition, the Fund will attempt to gain up to 50% international exposure within each theme, when such opportunities exist, at the discretion of the investment adviser.

     The Fund seeks investments, which alone or collectively, best represent the various market segments and sub-classes (such as market capitalizations, investment styles, average weighted maturities, credit qualities and international and domestic markets) of each theme. The Fund seeks to invest in securities of those indexes, meeting the Fund's theme criteria, which offer the greatest risk-adjusted return for the Fund. The investment adviser's proprietary screening process includes analysis of global economic and market conditions, including an analysis of world Gross Domestic Product, and world consumption, and an evaluation of the Underlying Fund's investment objectives, strategies, risks, representation of the theme, total returns, risk adjusted returns, index representation, portfolio composition, portfolio turnover, liquidity and expense ratios, as applicable. Special attention is paid to how an Underlying Fund or index performs during down markets and to the expenses of an Underlying Fund. Positions are sold to rebalance the amount of the Fund's assets in a particular theme or when other opportunities supersede current investments.


     The Fund will invest in as many Underlying Funds as may be necessary for representation of the themes. In addition, the Fund, together with affiliates of the Fund (which includes the other funds in the Giant 5 Fund family, the Fund's investment adviser and other accounts managed by the Fund's investment adviser), will not own, immediately after purchase, more than 3% of an Underlying Fund's shares until otherwise permitted to do so by exemptive relief granted by the Securities and Exchange Commission. There is no guarantee that such relief, once requested, will be granted. The Fund is not limited to invest in specific funds as many other "funds of funds", but rather is free to select from all funds of each theme which provide the greatest risk-adjusted returns.


     For temporary defensive purposes or in order to meet liquidity needs, the Fund may invest up to 100% of its assets in international and domestic short-term obligations (such as Eurodollar and Yankee bank obligations, certificates of deposit, bankers' acceptances, commercial paper), money market funds and cash. To the extent the Fund is engaged in temporary or defensive investments, the Fund will not be pursuing its investment objectives.


     The Fund will avoid Underlying Funds which take short positions as part of their investment strategy. If material short positions are discovered within an Underlying Fund, the investment in that Underlying Fund will be liquidated in a timely manner at the investment adviser's discretion. This policy enables the Fund to maintain an overall "long-only" investment philosophy. The Fund will avoid Underlying Funds which take leveraged positions as part of their investment strategy. If material leverage is discovered within an Underlying Fund, the investment in that Underlying Fund will be liquidated in a timely manner at the investment adviser's discretion. This policy enables the Fund to better control risk. The Fund will avoid Underlying Funds which employ a "fund of funds" investment philosophy. If material fund positions are discovered within an Underlying Fund, the investment in that Underlying Fund will be liquidated in a timely manner at the investment adviser's discretion. This policy will protect our shareholders from redundant fees.


     The Funds may invest in certain Underlying Funds that will have 12b-1 plans in place, while other Underlying Funds will not have such plans in place. Accordingly, if certain underlying funds have a 12b-1 plan, the fee on the sale of shares may be paid to either the Underlying Fund's adviser or distributor. In general, those fees will be incurred by the Underlying Fund and passed on to shareholders of the Fund.

     When investing in funds with multiple classes, the Fund will select the class with the lowest fees it qualifies for. No initial sales charges will be paid on any Underlying Fund, and 12b-1 fees on Underlying Funds will be avoided where possible.


     Each Fund, as a shareholder of Underlying Funds, indirectly bears its proportionate share of any investment management fees and other expenses of the Underlying Funds. The Adviser believes, and the Board of Trustees of the Trust has determined, that the management and other fees paid by the Funds are for services that are in addition to, not duplicative of, the services provided to the Underlying Funds. These services include the asset allocation, rebalancing, mutual fund selection and ongoing monitoring functions provided by the Adviser.

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     [Footnote: The Giant 5 Total Index System is a trademark of The Willis Group, Inc., the Fund's investment adviser.]

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                              PRINCIPAL RISK FACTORS

     An investment in a Fund is subject to investment risks, including the possible loss of the principal amount invested. Each Fund's performance per share will change daily based on many factors, including fluctuation in interest rates, the quality of the instruments in the Fund's investment portfolio, national and international economic conditions and general market conditions. You may lose money on your investment in a Fund or the Fund could underperform other investment companies.

     Generally, each Underlying Fund and/or Fund will be subject to the following risks:

     UNDERLYING FUND RISKS - Because the Underlying Funds may invest in certain asset classes and/or specific investment styles, such as growth stocks or value stocks, the risks associated with that asset class or investment style will affect the Underlying Fund and the Fund in proportion to the percentage of the Fund's assets invested in the Underlying Fund. Certain of the risks that may be associated with the Underlying Funds are described below.

     If a Fund invests in Underlying Funds that use margin, leverage, short sales and other forms of financial derivatives, such as options and futures, an investment in the Fund may be more volatile than investments in other mutual funds. Although the Funds will not engage in short sales, the Underlying Funds may be permitted to do so. However, the Funds do not intend to invest in Funds that frequently engage in short sales. Short sales are speculative investments and will cause a Fund to lose money if the value of a security sold short by the Underlying Fund, does not go down as the investment adviser expects.

     By investing in shares of an Underlying Fund, each Fund indirectly pays a portion of management fees and other expenses of the Underlying Fund, including any applicable sales charges. Therefore, you may pay higher total operating expenses and other costs than you might pay by owning each of the Underlying Funds directly.

     INDEX FUNDS - Index Funds employ a passive management approach, which is expected to result in performance that is approximately the same as that of an index. While an Underlying Fund attempts to replicate the investment results of an index, the Underlying Fund's investment results generally will not be identical to those of the index because of the fees and expenses borne by the Underlying Fund and investor purchases and sales of Underlying Fund shares, which can occur daily.


     EXCHANGE TRADED FUNDS - ETFs are baskets of securities that, like stocks, are traded on exchanges such as the American Stock Exchange and the New York Stock Exchange. ETFs are priced continuously and trade throughout the day. ETFs may track a securities index, a particular market sector, or a particular segment of a securities index or market sector. ETFs and index funds can experience many of the same risks associated with individual securities. ETFs are subject to market risk where the market as a whole, or that specific sector, may decline. ETFs may trade at a discount to the aggregate value of the underlying securities. The underlying securities in an ETF may not follow the price movements of an entire industry or sector. Trading in an ETF may be halted if the trading in one or more of the ETFs underlying securities is halted. Although the expense ratio for ETFs are generally low, frequent trading of ETFs by a mutual fund can generate brokerage expense.



     ASSET ALLOCATION RISK - Each Fund's strategy to gain exposure to the themes in substantially equal portions is intended to provide consistent, quality performance for the Fund, but there is no guarantee that such strategy will produce the desired results. It is possible that a Fund will invest in an Underlying Fund that performs poorly or that a sub-class within a theme may underperform other sub-classes.


     NON-DIVERSIFICATION RISK- Focusing investments in a small number of issuers, industries or foreign currencies increases risks. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer than Funds that are "diversified". Each Fund is non-diversified and an Underlying Fund may be non-diversified. Funds that invest in a relatively small number of issuers are more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Some of those issuers also may present substantial credit or other risks.

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     MANAGEMENT RISK - The risk that the investment adviser of the Funds and the investment advisers of the Underlying Funds may make investment decisions that are detrimental to the performance of the Funds.


     EXPERIENCE RISK - Each Fund is a new mutual fund and has no history of operation. In addition, the Adviser has no experience managing a mutual fund. Therefore, investors cannot judge the Adviser by its track record managing a mutual fund.


     MARKET RISK- The market price of securities owned by a Fund or Underlying Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The value of a security may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously. Equity securities generally have greater price volatility than fixed income securities.


     ISSUER RISK- The price of an individual security or particular type of security can be more volatile than the market as a whole and can fluctuate differently than the market as a whole. An individual issuer's securities can rise or fall dramatically with little or no warning based upon reasons which directly relate to the issuer such as earning reports, management issues and the development of new products.

     EQUITY RISK-The values of equity securities may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities generally have greater price volatility than fixed income securities.


     Mid- to small-cap stocks tend to present greater risks than large-cap stocks because they are generally more volatile and can be less liquid. In addition, to the extent a Fund or Underlying Fund invests in a growth stock or value stock, it will be subject to the risk that their intrinsic values may never be realized by the market and their returns will trail those of other asset classes or the overall stock market. Investment in growth stocks may lack the dividend yield that can cushion stock prices in market downturns.


     FIXED INCOME SECURITIES- The value of fixed income securities will fluctuate with changes in interest rates. Generally, a rise in interest rates causes a decline in the value of fixed income securities and the market price of securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities.

     Inflation-indexed securities, including Treasury Inflation-Protected Securities ("TIPS"), decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed securities may experience greater losses than other fixed income securities with similar durations.

     INTEREST RATE RISK - As nominal interest rates rise, the value of fixed income securities held by a Fund or Underlying Fund is likely to decrease. Securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate.

     CREDIT RISK - A Fund or Underlying Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract or repurchase agreement, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings. Municipal bonds are subject to the risk that litigation, legislation or other political events, local business or economic conditions, or the bankruptcy of the issuer could have a significant effect on an issuer's ability to make payments of principal and/or interest.

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     HIGH YIELD SECURITIES - Certain Underlying Funds may invest in securities rated lower than Baa by Moody's Investor Services or lower than BBB by Standard & Poor's Division of the McGraw-Hill Companies, Inc. sometimes referred to as "high yield" or "junk bonds". Underlying Funds that invest in such securities may be subject to greater levels of interest rate, credit and liquidity risks than funds that do not invest in such securities. These securities are considered predominantly speculative with respect to the issuer's continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce a Underlying Fund's ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, a Underlying Fund may lose its entire investment.


     INTERNATIONAL SECURITIES RISKS - Foreign securities involve investment risks different from those associated with domestic securities. Foreign investments may be riskier than U.S. investments because of unstable international political and economic conditions, foreign controls on investment and currency exchange rates, withholding taxes, or a lack of adequate company information, liquidity, and government regulation.

     EMERGING MARKETS RISK - Investments in foreign emerging markets present greater risk than investing in foreign issuers in general. The risk of political or social upheaval is greater in foreign emerging markets. In addition, a number of emerging markets restrict foreign investment in stocks. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain emerging market countries. Moreover, many of the emerging securities markets are relatively small, have low trading volumes, suffer periods of relative illiquidity, and are characterized by significant price volatility.


     CURRENCY RISK - Underlying Funds that invest directly in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the U.S. or abroad. As a result, an Underlying Fund's investments in foreign currency-denominated securities may reduce the returns of the Fund.


     DERIVATIVES - Generally, a derivative is a financial arrangement the value of which is based on (or "derived" from) a traditional security, asset, or market index. Derivative securities include, but are not limited to, options and futures transactions, forward foreign currency exchange contracts, mortgage- and asset-backed securities, "when-issued" securities, and swaps. In a typical swap agreement, the Fund or Underlying Fund will receive the price appreciation (or depreciation) of an index or portion of an index, from the counterparty to the swap agreement in exchange for paying the counterparty an agreed-upon fee.

     The use of derivative securities is a highly specialized activity and there can be no guarantee that their use will increase the return of a Fund or Underlying Fund or protect its assets from declining in value. In fact, investments in derivative securities may actually lower a Fund or Underlying Fund's return if such investments are timed incorrectly or are executed under adverse market conditions. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. In addition, the lack of a liquid market for derivative securities may prevent the Fund or Underlying Fund from selling unfavorable positions, which could result in adverse consequences.

     REAL ESTATE RISK - A Fund or Underlying Fund that invests in real estate securities is subject to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses.

     A Underlying Fund that purchases mortgage-related securities is subject to certain additional risks. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a Fund that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, mortgage-related securities are subject

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     to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of a Fund because the Fund will have to reinvest that money at the lower prevailing interest rates. This is known as contraction risk.


     REAL ESTATE INVESTMENT TRUSTS RISK - Securities issued by real estate investment trusts ("REITs") are subject to additional risks to the "Real Estate Risks" described above, such as poor performance by the manager of the REIT, adverse changes to the tax laws or failure by the REIT to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended. In addition, some REITs have limited diversification because they invest in a limited number of properties, a narrow geographic area, or a single type of property. Also, the organizational documents of a REIT may contain provisions that make changes in control of the REIT difficult and time-consuming.


     ENERGY SECTOR RISK - Companies in the industry sector are subject to various risks including: effects on the profitability from changes in worldwide energy prices and exploration, and production spending; adverse effects from changes in exchange rates, government regulation, world events and economic conditions; market, economic and political risks of the countries where energy companies are located to do business; and risks for environmental damage claims.

     RAW MATERIALS RISK - Investing in natural resources can be riskier than other types of investment activities because of a range of factors, including price fluctuation caused by real and perceived inflationary trends and political developments; and the cost assumed by natural resource companies in complying with environmental and safety regulations.

     INDUSTRY CONCENTRATION RISK - Certain Underlying Funds may concentrate their investments in a particular industry or industries. Concentration risk results from maintaining exposure to issuers conducting business in a specific industry. The risk of concentrating investments in a particular industry is that a Underlying Fund will be more susceptible to the risks associated with that industry than a fund does not concentrate its investments.

     GEOGRAPHIC CONCENTRATION RISK - An Underlying Fund may invest a substantial portion of its assets in issuers located in a single country or a limited number of countries. If the fund concentrates its investments in this manner, it assumes the risk that economic, political and social conditions in those countries will have a significant impact on its investment performance. An Underlying Fund's investment performance may also be more volatile if it concentrates its investments in certain countries, especially emerging countries.


     ILLIQUIDITY RISK. Because of the uncertainty of an available market, a Fund or Underlying Fund could have difficulty disposing of illiquid securities when a decrease in value is occurring or is expected to occur. The Fund or Underlying Fund may have to lower the price, sell other securities instead or forgo an investment opportunity. Any of these could have a negative effect on fund management or performance. In addition, the lack of an active trading market may make it difficult to obtain an accurate price for any such security held by the Fund or Underlying Fund.


     In addition, under applicable law relating to the Funds "fund of funds" arrangements, the Funds may be restricted from selling over 1% of an Underlying Fund within a 30 day period.

     LEVERAGING RISK- Certain Underlying Funds may use leveraging techniques. The use of leverage may cause a Underlying Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. In addition, leverage, including borrowing, may cause a Underlying Fund to be more volatile than if the Fund had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease the value of a Underlying Fund's portfolio securities.

     REPURCHASE AGREEMENTS RISK: The Underlying Funds may engage in repurchase agreements. The use of repurchase agreements involves certain risks. For example, if the seller of the agreements defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Fund may incur a loss upon disposition of the securities. There is also the risk that the seller of the agreement may become insolvent and subject to liquidation.

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                               PORTFOLIO HOLDINGS

     A description of the Funds' policies and procedures with respect to the disclosure of the Funds' portfolio securities is available in the SAI and on the Adviser's website at www.Giant5.com. To request a copy of the SAI, please refer to the back cover of this prospectus.

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                             THE INVESTMENT ADVISER

The Willis Group, Inc., located at 128 South Tejon Street, Suite 150, Colorado Springs, Colorado 80903, is the investment adviser for the Funds (the "Adviser"). The Adviser currently provides investment advisory services for individuals, trusts, estates and institutions. As of December 31, 2005, the Adviser managed $85 million in private account assets. The Adviser is newly created and has no prior experience in advising a registered investment company, such as the Funds.

The Adviser makes the day-to-day investment decisions and continuously reviews and administers the Funds' investment programs. For the investment advisory services provided by the Adviser, the Adviser is entitled to receive advisory fees from each Fund at the annual rates of 0.67% of the Fund's daily net assets.


The Adviser intends to donate 20% of the profits from its management fee from Giant 5 Funds to Blue Giant Energy, a Colorado non-profit organization founded by Michael Willis, that is committed to America's energy independence and the entrepreneurial research and development of alternative energy sources. Other non-profit organizations with matching objectives may also be considered. These donations will be made from the Adviser's profits only, and so will not add to the expenses of the Funds. The Board of Trustees was informed of this endeavor before approving the investment advisory agreement.


Blue Giant Energy is committed to seeing America reach two historic milestones:
Energy Independence by the year 2020 (a date by which Americans would consume only what energy is produced in America or North America), and Oil Independence by the year 2030 (a date by which the next generation of energy sources will be commercially and competitively available throughout America). Blue Giant Energy was founded on the premise that the energy issue is one of the most important issues facing America today. Blue Giant Energy has chosen to focus primarily on the private sector (entrepreneurs, inventors, and the people of America) to resolve this issue. When these two historic milestones are reached, significant improvements in Economic, Political, Human, Environmental, and National Security will not just benefit the country but the world.

                               PORTFOLIO MANAGERS

Michael Willis is primarily responsible for the day-to-day management of the Funds. Mr. Willis has served as the President of the Adviser since its organization in 2004. Prior to such time, Mr. Willis was a Senior Vice President--Investments of UBS Financial Services, Inc. from 2003 to 2004; Senior Vice President--Investments of PaineWebber, from 1999-2003; and First Vice President of Smith Barney from 1994 to 1999.

Mr. Willis has spent his career seeking the holy grail of Wall Street. Convinced its secrets could be unlocked and used to design the perfect investment system, he began his research by trading his way through graduate school during the late eighties. After a very successful start, Mr. Willis recognized that fear and greed were two primary emotions that had to be mastered before the secrets of Wall Street could be unlocked. In 1992, Mr. Willis lost his net worth when he took his successful stock trading system into the world of stock options and leverage. It was an important lesson that inevitably led him to the truth. Using these truths, Mr. Willis rebuilt and surpassed his earlier accomplishments. To this day he teaches that if you are receiving investment advice from someone who has never lost their own net worth, to be very wary. Recognizing many trading strategies as sophisticated forms of gambling, he continued his research at some of the largest firms on Wall Street: Smith Barney, PaineWebber, and UBS. Exposed to thousands of accounts, he continuously saw fortunes made and lost to the powerful emotions of fear and greed. Mr. Willis also studied the top long-term investment mangers in the world to determine what made them better than the rest. Instead of rocket science, he found the distinguishing factors to be logical and simple. Foundational investment principles such as diversification and asset allocation played decisive roles in overall performance. Another significant revelation came to Mr. Willis over time. Looking around him, he was disappointed to see an industry full of salesmen and corporate cultures that seemed to push proprietary products first, and client needs second. Investors sought unbiased advice and were tired of being sold products they didn't need. Large Wall Street bureaucracies seemed to forget that the top investment managers do

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not all work for the same company. In fact, Mr. Willis found that most Wall Street firms did well to land even one of its managers in the top echelons of the profession. It became clear that an independent platform would be the only way to give his clients access to the investment managers which he believed to be the best in the world. He left to found The Willis Group, Inc. and to place the final touches on what he now believes to be the holy grail he set out to discover 17-years ago. The Giant 5 Total Investment System(TM) originally was exclusive to clients of The Willis Group, Inc. with a minimum net worth of $1 million dollars. But the Giant 5 story was not meant to be limited to a few exclusive families. It was a story that had to be taken to every family across America.

Additional information about Mr. Willis' compensation, other accounts that he manages and his ownership of shares of the Funds is available in the SAI.

                        THE DISTRIBUTOR AND ADMINISTRATOR

BISYS Fund Services Limited Partnership ("BISYS LP") serves as the distributor (the "Distributor") of the Fund's shares. BISYS LP is located at 100 Summer Street, Boston, Massachusetts 02110. BISYS LP may make payments in connection with pre-approved seminars, conferences and advertising to the extent permitted by applicable state or self-regulatory agencies, such as the National Association of Securities Dealers.

BISYS Fund Services Ohio, Inc. ("BISYS"), whose address is 3435 Stelzer Road, Columbus, Ohio 43219-3035, serves as the administrator (the "Administrator"). The administrative services of the Administrator include providing office space, equipment and clerical personnel to the Fund and supervising custodial, auditing, valuation, bookkeeping, legal and dividend disbursing services.

The SAI has more detailed information about the Adviser and other service providers.

SHAREHOLDER INFORMATION              (LOGO)

                             PRICING OF FUND SHARES

HOW NAV IS CALCULATED

The NAV for Independence Shares is calculated by dividing the total value of a Fund's investments less any liabilities, by the total number of outstanding shares of that class:

                                      NAV =
                           Total Assets - Liabilities
                           --------------------------
                                Number of Shares
                                   Outstanding

The value of assets in a Fund's portfolio is determined on the basis of their market value, or where market quotations are not readily available or are deemed unreliable due to a significant event or otherwise, based on fair value as determined in good faith in accordance with the procedures established by, and under the general supervision of, the Funds' Board of Trustees. The Funds may invest in securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Funds do not price their shares. The value of portfolio securities held by the Funds may change on days when shareholders will not be able to purchase or redeem shares.

Additionally, each of the Underlying Funds will be registered investment companies, therefore their NAV will be calculated as set forth in their prospectuses.

THE FUNDS

     The net asset value per share (NAV) is determined once each day at the close of regular trading on the New York Stock Exchange, normally at 4 p.m. Eastern time on days the Exchange is open.

     The New York Stock Exchange is open every weekday except for the days on which national holidays are observed and certain business holidays, such as Good Friday. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange is closed and an investor is not able to purchase, redeem or exchange shares.

     Your order for the purchase, sale or exchange of shares is priced at the next NAV calculated after your order is received by the Fund.

FAIR VALUE PRICING POLICIES

     A Fund will fair value price its securities when market quotations are not readily available. Generally, this would include securities for which trading has been halted, securities whose value has been materially affected by the occurrence of a significant event (as defined below), securities whose price has become stale (i.e., the market price has remained unchanged for five business days), and other securities where a market price is not available from either a national pricing service or a broker. In addition, the Pricing Committee will review exception priced securities (i.e., securities for which the market value is provided by a quote from a single broker rather than a national pricing service) on a quarterly basis. In these situations, the Pricing Committee will employ certain Board-approved methodologies to determine a fair value for the securities. Fair valuations will be reviewed by the Board of Trustees on a quarterly basis. Fair value pricing should result in a more accurate determination of a Fund's net asset value price, which should eliminate the potential for stale pricing arbitrage opportunities in a Fund. However, fair value pricing involves the risk that the values used by a Fund to price its investments may be different from those used by other investment companies and investors to price the same investments.

     A "significant event" is one that occurred prior to a Fund's valuation time, is not reflected in the most recent market price of a security, and materially affects the value of a security. Generally, such "significant events" relate to developments in foreign securities that occur after the close of trading in their respective markets. The Fund's accounting agent may obtain fair value prices of foreign securities through utilization of a Fair Value Pricing Service previously approved by the Board where a movement in the U.S. equities market is sufficiently large to constitute a trigger established by the Pricing Committee.

SHAREHOLDER                          (LOGO)

                      PURCHASING AND ADDING TO YOUR SHARES

PURCHASING AND ADDING TO YOUR SHARES

You may purchase shares of the Funds through the Distributor or through banks, brokers and other investment representatives, which may charge additional fees and may require higher minimum investments or impose other limitations on buying and selling shares. If you purchase shares through an investment representative, that party is responsible for transmitting orders by close of business and may have an earlier cut-off time for purchase and sale requests. Consult your investment representative or institution for specific information.

Orders received by an investment representative that has been authorized to accept orders on the Funds' behalf prior to the time each Fund determines its NAV will be deemed accepted by the Funds the same day and will be executed at that day's closing share price. Each investment representative's agreement with the Funds permits the investment representative to transmit orders to the Funds that reflect orders received by the investment representative prior to each Fund's NAV calculation time, and to transmit those orders after that time and have those orders executed at the closing share price determined on the day the order was received by the investment representative.

DELIVERY OF SHAREHOLDER DOCUMENTS

Copies of the Funds' prospectuses, SAI and shareholder reports ("Reports") are available, free of charge, on the Adviser's website, www.Giant5.com. To reduce the Funds' expenses, you will be asked to consent to receive Reports electronically and to provide your e-mail address on the Funds' account application. If a shareholder elects not to receive electronic copies of the Reports, paper copies will be mailed free of charge. Investors who are not shareholders of the Funds will be charged a $10 fee for each Report. The fee is intended to protect our shareholders by limiting the Funds' expenses and to encourage conservation of natural resources by using electronic media.

In addition, to reduce the likelihood of our shareholders receiving duplicative mailings, the Funds intend to mail to those shareholders who have requested paper copies, only one copy of each Report to all of the shareholders having the same last name and residing at a common address. If you wish to receive separate copies of the Reports, please call 1-800-788-5680. The Funds will begin sending you individual copies thirty days after receiving your request.

SHAREHOLDER INFORMATION              (LOGO)

                      PURCHASING AND ADDING TO YOUR SHARES
                      CONTINUED

All purchases must be in U.S. dollars. A fee will be charged for any checks that do not clear. Third-party checks, money orders, travelers' checks and credit card convenience checks are not accepted. Bank starter checks will not be accepted for initial purchases.

  MINIMUM      MINIMUM
  INITIAL    SUBSEQUENT
INVESTMENT   INVESTMENT
----------   ----------
  $2,500        $100

A Fund may waive its minimum purchase requirement and the Distributor may reject a purchase order if it considers it in the best interest of the Fund and its shareholders.

Due to the proportionately higher costs of servicing accounts with low balances, accounts maintaining a balance under $10, 000 for a period of six month or more will be charged a $20 annual fee. Accounts exempt from this fee are IRAs, retirement plans, 401(k) plans, 403(b)(7) custodial accounts, SEPs and Money Purchase an/or Profit Sharing plans.

A $15 annual maintenance fee will be charged on IRA and 401(k) accounts. If an annual maintenance fee has not yet been charged when the IRA or 401(k) account is completely liquidated, the full annual maintenance fee will be charged to the account at that time.

AVOID 28% TAX WITHHOLDING


The Funds are required to withhold 28% of taxable dividends, capital gains distributions and redemptions paid to shareholders who have not provided the Funds with their certified taxpayer identification number in compliance with IRS rules, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax; rather it is a way in which the IRS ensures that it will collect taxes otherwise due. Any amounts withheld may be credited against your U.S. federal income tax liability. To avoid this, make sure you provide your correct Tax Identification Number (Social Security Number for most investors) on your account application.


INSTRUCTIONS FOR OPENING OR ADDING TO AN ACCOUNT

BY REGULAR MAIL OR BY OVERNIGHT SERVICE

Initial Investment:


If purchasing through your brokerage account, simply tell your adviser or broker that you wish to purchase shares of the Funds and he or she will take care of the necessary documentation. For all other purchases, follow the instructions below.


1. Carefully read, complete, and sign the account application. Establishing your account privileges now saves you the inconvenience of having to add them later.

2. Make your check payable to "Giant 5 Funds" and include the name of the appropriate Fund(s) on the check.

3.   Mail to: Giant 5 Funds, PO Box 183094, Columbus, Ohio 43218-3094.

Subsequent Investment:

1.   Use the investment slip attached to your account statement.

     Or, if unavailable,

2.   Include the following information in writing:

     -    Fund name

     -    Share class

     -    Amount invested

     -    Account name

     -    Account number

3.   Mail to: Giant 5 Funds, PO Box 183094,
              Columbus, Ohio 43218-3094.

ELECTRONIC VS. WIRE TRANSFER

Wire transfers allow financial institutions to send funds to each other, almost instantaneously. With an electronic purchase or sale, the transaction is made through the Automated Clearing House (ACH) and may take up to eight days to clear. There is generally no fee for ACH transactions.

                      PURCHASING AND ADDING TO YOUR SHARES

                                     (LOGO)

                                    CONTINUED

ELECTRONIC PURCHASES

Your bank must participate in the Automated Clearing House (ACH) and must be a United States Bank. Your bank or broker may charge for this service.

Select the electronic purchase option on your account application or call 1-800-788-5680. Your account can generally be set up for electronic purchases within 15 days.

Call 1-800-788-5680 to arrange a transfer from your bank account.

BY WIRE TRANSFER

For information on how to request a wire transfer, call 1-800-788-5680.

AUTOMATIC INVESTMENT PLAN

You can make automatic investments in the Funds from your bank account, through payroll deduction or from your federal employment, Social Security or other regular government checks. Automatic investments can be as little as $100, once you've invested the $2,500 minimum required to open the account.

To invest regularly from your bank account:

Complete the Automatic Investment Plan portion on your Account Application.

Make sure you note:

     -    Your bank name, address and account number

     -    The amount you wish to invest automatically (minimum $100)

     - How often you want to invest (every month, 4 times a year, twice a year or once a year)

     -    Attach a voided personal check.

To invest regularly from your paycheck or government check:

Call 1-800-788-5680 for an enrollment form.

DIRECTED DIVIDEND OPTION

By selecting the appropriate box in the Account Application, you can elect to receive your distributions in cash (check) or have distributions (capital gains and dividends) reinvested in the Fund or reinvested in another Giant 5 Fund. You must maintain the minimum balance in each Fund into which you plan to reinvest dividends or the reinvestment will be suspended and your dividends paid to you. The Fund may modify or terminate this reinvestment option without notice. You can change or terminate your participation in the reinvestment option at any time by calling 1-800-788-5680.

CUSTOMER IDENTIFICATION INFORMATION

To help the U.S. Government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person's name appears on U.S. Government lists of known or suspected terrorists and terrorist organizations.

As a result, the Funds must obtain the following information for each person that opens a new account:

     -    Name;

     -    Date of birth (for individuals);

     - Residential or business street address (although post office boxes are still permitted for mailing); and

SHAREHOLDER INFORMATION              (LOGO)

                      PURCHASING AND ADDING TO YOUR SHARES
                                    CONTINUED

     - Social security number, taxpayer identification number, or other identifying number.

You may also be asked for a copy of your driver's license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.

Federal law prohibits the Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above. After an account is opened, the Funds may restrict your ability to purchase additional shares until your identity is verified. The Funds may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

ANTI-MONEY LAUNDERING PROGRAM

Customer identification and verification is part of the Funds' overall obligation to deter money laundering under federal law. The Funds have adopted an anti-money laundering compliance program designed to prevent the Funds from being used for money laundering or the financing of terrorist activities. In this regard, the Funds reserve the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services, or (iii) involuntarily redeem your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Funds or in cases when the Funds are requested or compelled to do so by governmental or law enforcement authority.

MARKET TIMING

In accordance with policies and procedures adopted by the Board of Trustees, the Funds discourage market timing and other excessive trading practices. The Funds are intended primarily for use as long-term investment vehicles. Excessive and frequent short-term (market timing) trading practices may disrupt portfolio management strategies, increase brokerage and administrative costs, harm Fund performance and result in dilution in the value of Fund shares held by longer-term shareholders. Such excessive trading practices may be determined at management's discretion. DO NOT INVEST WITH GIANT 5 FUNDS IF YOU ARE A MARKET-TIMER.

To deter market timing, the Funds impose redemption fees on shares sold or exchanged within 180 days of purchase. Redemption fees are also not charged on specified types of redemptions that do not indicate market timing strategies, such as redemptions of shares through automatic non-discretionary rebalancing programs or systematic withdrawal plans. Further exceptions and information are found in this prospectus under "Shareholder Information--Redemption Fees."

The Funds and the Adviser reserve the right to reject or restrict purchase or exchange requests from any investor and also reserve the right to close any account in which a pattern of excessive trading has been identified.

The Funds cannot guarantee that they will detect every market timer due to the limitations inherent in their technological systems. In addition, although the Funds will attempt to assess the redemption fee on all applicable redemptions, the Funds cannot guarantee that it will succeed in doing so. Although the Funds attempt to collect redemption fees uniformly, certain omnibus accounts or retirement plans may be unable or unwilling to provide the information needed to identify a transaction in an underlying account that would warrant a redemption fee. The Funds reserve the right to modify their policies and procedures at any time without prior notice as the Funds deem necessary in their sole discretion to be in the best interests of Fund shareholders, or to comply with state or Federal legal requirements.

SHAREHOLDER INFORMATION              (LOGO)

                               SELLING YOUR SHARES

You may sell your shares at any time. Your sales price will be the next NAV after your sell order is received in proper form by the Fund, its transfer agent, or your investment representative. Normally you will receive your proceeds within a week after your request is received. See section on "Selling Your Shares."

WITHDRAWING MONEY FROM YOUR FUND INVESTMENT

As a mutual fund shareholder, you are technically selling shares when you request a withdrawal in cash. This is also known as redeeming shares or a redemption of shares.

INSTRUCTIONS FOR SELLING SHARES

If selling your shares through your financial adviser or broker, ask him or her for redemption procedures. Your adviser and/or broker may have transaction minimums and/or transaction times that will affect your redemption. For all other sales transactions, follow the instructions below.

BY TELEPHONE

(unless you have declined telephone sales privileges)

     1. Call 1-800-788-5680 with instructions as to how you wish to receive your funds (mail, wire, electronic transfer). (See "Selling Your Shares--Verifying Telephone Redemptions")

BY MAIL OR OVERNIGHT SERVICE

(See "Selling Your Shares--Redemptions in Writing Required")

     1. Call 1-800-788-5680 to request redemption forms or write a letter of instruction indicating:

          -    your Fund and account number

          -    amount you wish to redeem

          -    address where your check should be sent

          -    account owner signature

     2.   Mail to: Giant 5 Funds, PO Box 183094, Columbus, Ohio 43218-3094.

WIRE TRANSFER

You must select this option on your account application.

Call 1-800-788-5680 to request a wire transfer.

If you call by 4 p.m. Eastern time, your payment will normally be wired to your bank on the next business day. Otherwise, it will normally be wired on the second business day after your call.

If a shareholder requires a wire transaction, the associated fee of $20 will be passed along to the shareholder.

NOTE: Your financial institution may also charge a separate fee.

ELECTRONIC REDEMPTIONS

Call 1-800-788-5680 to request an electronic redemption. Your bank must participate in the Automated Clearing House (ACH) and must be a U.S. bank. If you call by 4 p.m. Eastern time, the NAV of your shares will normally be determined on the same day and the proceeds credited within 7 days. Your bank may charge for this service.

SHAREHOLDER INFORMATION              (LOGO)

                               SELLING YOUR SHARES
                                    CONTINUED

SYSTEMATIC WITHDRAWAL PLAN

You can receive automatic payments from your account on a monthly, quarterly, semi-annual or annual basis. The minimum withdrawal is $500. To activate this feature:

     - Make sure you have checked the appropriate box on the Account Application, or call 1-800-788-5680.

     - If you wish to have the proceeds from your systematic withdrawal deposited directly into a personal checking account, please provide a voided check from that account.

     - Your account must have a value of $100,000 or more to start withdrawals.

     - If the value of your account falls below $500, you may be asked to add sufficient funds to bring the account back to $500, or the Fund may close your account and mail the proceeds to you. In addition, if your account falls below $10,000, you will be charged a $20 annual fee. See "Purchasing and Adding to Your Shares" on page 25.

REDEMPTIONS IN WRITING REQUIRED

You must request a redemption in writing in the following situations:

1.   Redemptions by Individual Retirement Accounts ("IRAs").

2. Redemption requests requiring a signature guarantee, which include any of the following:

     -    Your account address has changed within the last 15 business days;

     -    The check is not being mailed to the address on your account;

     -    The check is not being made payable to the owner of the account;

     - The redemption proceeds are being transferred to another Fund account with a different registration; or

     - The redemption proceeds are being wired to bank instructions currently not on your account.

You must obtain a signature guarantee from members of the STAMP (Securities Transfer Agents Medallion Program), MSP (New York Stock Exchange Signature Program) or SEMP (Stock Exchanges Medallion Program). Members are subject to dollar limitations which must be considered when requesting their guarantee. The Transfer Agent may reject any signature guarantee if it believes the transaction would otherwise be improper.

VERIFYING TELEPHONE REDEMPTIONS

The Funds make every effort to insure that telephone redemptions are only made by authorized shareholders. All telephone calls are recorded for your protection and you will be asked for information to verify your identity. Given these precautions, unless you have specifically indicated on your application that you do not want the telephone redemption feature, you may be responsible for any fraudulent telephone orders. If appropriate precautions have not been taken, the Transfer Agent may be liable for losses due to unauthorized transactions.

REDEMPTIONS WITHIN 15 DAYS OF INITIAL OR SUBSEQUENT INVESTMENT

When you have made your initial or subsequent investment by check, you cannot redeem any portion of it until the Transfer Agent is satisfied that the check has cleared (which may require up to 15 days from date of purchase).

SHAREHOLDER INFORMATION              (LOGO)

                               SELLING YOUR SHARES
                                    CONTINUED

REDEMPTION FEE


The Funds will charge a redemption fee of 2.00% of the total redemption amount if you sell or exchange your shares after holding them for less than 180 days subject to certain exceptions and limitations as described below. The redemption fee is paid directly to the Funds and is designed to offset brokerage commissions, market impact and other costs associated with short-term trading of Fund shares. For purposes of determining whether the redemption fee applies, the shares that were held the longest will be redeemed first.


The redemption fee will not apply to shares representing the reinvestment of dividends and capital gains distributions. The redemption fee may also not apply on certain types of accounts such as certain omnibus accounts or retirement plans or other accounts to which application of the redemption fee is not technologically feasible. The redemption fee may also not apply to redemptions that do not indicate market timing strategies, such as redemptions of shares through automatic non-discretionary rebalancing programs, systematic withdrawal plans, redemptions requested within 180 days following the death or disability of the shareholder (or, if a trust, its beneficiary), redemptions requested pursuant to minimum required distributions from retirement plans or redemptions initiated by the Funds.

DELAY IN PAYMENT OF REDEMPTION PROCEEDS

Payment for shares may be delayed under extraordinary circumstances (such as a very large redemption that could affect a Fund's operations, for example, more than 1% of the Fund's net assets) or as permitted by the SEC in order to protect remaining shareholders.

REDEMPTION PROCEEDS

Redemption proceeds are generally paid in cash, but the Funds reserve the right to pay all or part of any redemption proceeds in kind, that is, in securities with a market value equal to the redemption price. If the Funds make a payment in securities, the securities will be valued in the same manner as NAV is calculated. The Funds may provide these securities in lieu of cash without prior notice. You would have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains you may realize from the sale, or from the sale of securities you receive.

CLOSING OF SMALL ACCOUNTS

If your account falls below $500 due to redemptions, the Fund may ask you to increase your balance. If it is still below $500 after 90 days, the Fund may close your account and send you the proceeds at the current NAV.

UNDELIVERABLE DISTRIBUTION CHECKS

For any shareholder who chooses to receive distributions in cash, if distribution checks (1) are returned and marked as "undeliverable" or (2) remain uncashed for six months, your account may be changed automatically so that all future distributions are reinvested in your account. Checks that remain uncashed for six months will be canceled and the money reinvested in the Fund.

SHAREHOLDER INFORMATION              (LOGO)

                            DISTRIBUTION ARRANGEMENTS

There is no initial sales charge on purchases of Funds' shares.

DISTRIBUTION FEES


Each Fund has adopted a distribution plan (the "Distribution Plan"). Distribution Plan fees are used for marketing, advertising, and to compensate the Distributor and other dealers and investment representatives for services and expenses relating to the sale and distribution of each Fund's Independence Shares and/or for providing shareholder services. Distribution Plan fees are paid from Fund assets on an ongoing basis and, thus, are borne by the shareholders. These fees will decrease the return on your investment. Pursuant to the Distribution Plan, the Investment System Fund and the Index System Fund pay a fee of 0.17% of the average daily net assets of the Fund attributable to Independence Shares.


DISTRIBUTION AND SHAREHOLDER SERVICING ARRANGEMENTS--REVENUE SHARING

The Adviser and/or their affiliates may pay out of their own assets compensation to broker-dealers and other persons for the sale and distribution of the Shares and/or for the servicing of the Shares.

                             EXCHANGING YOUR SHARES


You can exchange your shares in one Fund for shares of another Giant 5 Fund. No transaction fees are charged for exchanges. You should note, however, that the Funds will charge a redemption fee of 2.00% of the total redemption amount if you sell or exchange your shares after holding them for less than 180 days subject to certain exceptions and limitations. For more information on the redemption fee, see "Redemption Fee" on page 34.


You must meet the minimum investment requirements for the Fund into which you are exchanging. Exchanges from one Fund to another are taxable.

INSTRUCTIONS FOR EXCHANGING SHARES

Exchanges may be made by sending a written request to Giant 5 Funds, PO Box 183094, Columbus, Ohio 43218-3094 or by calling 1-800-788-5680. Please provide the following information:

     -    Your name and telephone number

     -    The exact name on your account and account number

     - Taxpayer identification number (usually your social security number)

     -    Dollar value or number of shares to be exchanged

     -    The name of the Fund from which the exchange is to be made

     -    The name of the Fund into which the exchange is being made.

See "Selling Your Shares" for important information about telephone transactions.

To prevent disruption in the management of the Funds, due to market timing strategies, excessive exchange activity may be limited.

NOTES ON EXCHANGES

The registration and tax identification numbers of the two accounts must be identical.

The Exchange Privilege (including automatic exchanges) may be changed or eliminated at any time upon a 60-day notice to shareholders.

Be sure to read carefully the Prospectus of any Fund into which you wish to exchange shares.

SHAREHOLDER INFORMATION              (LOGO)

                       DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS

All dividends and distributions will be automatically reinvested unless you request otherwise. Dividends on the Funds are paid semi-annually. Capital gains are distributed at least annually.

The following information related to tax matters is meant as a general summary for U.S. taxpayers. Please see the SAI for more information.

TAXES

Each Fund intends to distribute all or substantially all of its net investment income and net capital gain in accordance with the timing requirements imposed by the Code and therefore should not be required to pay any federal income or excise taxes. Both distributions will be reinvested in shares of a Fund unless you elect to receive cash. Dividends from net investment income (including any excess of net short-term capital gain over net long-term capital loss) are taxable to investors as ordinary income or qualified dividend income, while distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss) are generally taxable as long-term capital gain, regardless of your holding period for the shares. Any dividends or capital gain distributions you receive from a Fund will normally be taxable to you when made, regardless of whether you reinvest dividends or capital gain distributions or receive them in cash.

Each Fund expects that, as a result of its investment objectives and strategies, its distributions will consist primarily of short-term capital gains, which are taxable as ordinary income. A portion of the ordinary income dividends paid to you by a Fund may be qualified dividends eligible for taxation at long-term capital gain rates. Certain dividends or distributions declared in October, November or December will be taxed to shareholders as if received in December if they are paid during the following January. Each year the Funds will inform you of the amount and type of your distributions. IRAs and other qualified retirement plans are exempt from federal income taxation.

Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment is the difference between the cost of your shares, including any sales charges, and the amount you receive when you sell them.

There is no assurance that the Internal Revenue Service will not challenge a Fund's status as a regulated investment company, or that, if it were to do so, it would not prevail. If a Fund were to fail to qualify as a regulated investment company in any year, then the Fund would be subject to federal income tax on its net income and capital gains at regular corporate income tax rates (without a deduction for distributions to shareholders). When distributed, that income would also be taxable to shareholders as an ordinary dividend to the extent attributable to the Fund's earnings and profits. If a Fund were to fail to qualify as a regulated investment company and became subject to federal income tax, any shareholder would be subject to the risk of diminished investment returns.

On the account application, you will be asked to certify that your social security number or taxpayer identification number is correct and that you are not subject to backup withholding for failing to report income to the IRS. If you are subject to backup withholding or you did not certify your taxpayer identification number, the IRS requires the Funds to withhold a percentage of any dividend and redemption or exchange proceeds. Each Fund reserves the right to reject any application that does not include a certified social security or taxpayer identification number.

This summary is not intended to be and should not be construed to be legal or tax advice to any current holder of a Fund's shares. You should consult your own tax advisors to determine the tax consequences of owning Fund shares.

FINANCIAL HIGHLIGHTS                 (LOGO)

For more information about the Funds, the following documents are available free upon request:

ANNUAL/SEMIANNUAL REPORTS:

     The Funds' annual and semi-annual reports to shareholders will contain additional information on each Fund's investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI):

     The SAI provides more detailed information about the Funds, including their operations and investment policies. It is incorporated by reference and legally considered a part of this prospectus.

     YOU CAN GET FREE COPIES OF THE FUNDS' ANNUAL AND SEMI-ANNUAL REPORTS AND THE SAI, ON THE ADVISER'S WEBSITE: www.Giant5.com. SHAREHOLDERS MAY REQUEST TO RECEIVE PAPER COPIES, FREE OF CHARGE, BY CALLING OR WRITING TO THE FUNDS AT THE TELEPHONE NUMBER AND ADDRESS LISTED BELOW.

     YOU CAN REQUEST OTHER INFORMATION AND DISCUSS YOUR QUESTIONS ABOUT A FUND, BY CONTACTING A BROKER OR BANK THAT SELLS THE FUNDS OR BY CONTACTING THE FUNDS AT:


          GIANT 5 FUNDS
          PO BOX 183094
          COLUMBUS, OHIO 43218-3094
          TELEPHONE: 1-800-788-5680 OR
                     1-888-5GIANT5


     You can review the Fund's annual and semi-annual reports and SAI at the Public Reference Room of the Securities and Exchange Commission. You can get text-only copies:

     - For a duplicating fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102, or by electronic request at publicinfo@sec.gov. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-8090.

     Free from the Commission's Website at http://www.sec.gov.


Investment Company Act file no. 811-21836.

                                     (LOGO)

                                   PROSPECTUS


                                   MAY 1, 2006


     GIANT 5 FUNDS
     Giant 5 Total Investment System
     Giant 5 Total Index System

     FREEDOM SHARES

OUR FUNDS SEEK TO PROVIDE A COMPREHENSIVE INVESTMENT SYSTEM THAT INVEST IN THE GIANT THEMES OF LIFE - REAL ESTATE, RAW MATERIALS, ENERGY, BONDS AND CAPITAL. WE BELIEVE THESE THEMES TO BE THE FOUNDATIONAL BUILDING BLOCKS OF THE GLOBAL INVESTMENT WORLD AND THEREFORE SHOULD BE HELD AT ALL TIMES.

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

                                     (LOGO)

TABLE OF CONTENTS

                                     (LOGO)

                                     RISK/RETURN SUMMARY AND FUND EXPENSES

Carefully review this                3    Giant 5 Total Investment System
important section, which             5    Giant 5 Total Index System
summarizes each Fund's               10   Overview
investments, risks, past
performance, and fees.

                                     (LOGO)

                                     INVESTMENT OBJECTIVES, STRATEGIES AND RISKS

Review this section                  12   Giant 5 Total Investment System
for information on                   14   Giant 5 Total Index System
investment strategies                16   Principal Risk Factors
and risks.                           20   Portfolio Holdings

                                     (LOGO)

                                     FUND MANAGEMENT

Review this section                  21   The Investment Adviser
for details on                       21   Portfolio Managers
the people and                       22   The Distributor and Administrator
organizations who provide
services to the Funds.

                                     (LOGO)

                                     SHAREHOLDER INFORMATION

Review this section                  23   Pricing of Fund Shares
for details on how                   24   Purchasing and Adding to Your Shares
shares are valued,                   28   Selling Your Shares
and how to purchase,                 31   Distribution Arrangements
sell and exchange shares.            31   Exchanging Your Shares
This section also describes          32   Dividends, Distributions and Taxes
related charges, and
payments of dividends
and distributions.

                                     (LOGO)

GIANT 5 TOTAL INVESTMENT SYSTEM
RISK/RETURN SUMMARY AND FUND EXPENSES   (LOGO)

                         GIANT 5 TOTAL INVESTMENT SYSTEM


INVESTMENT OBJECTIVES   The Giant 5 Total Investment System seeks total return.

PRINCIPAL INVESTMENT    To pursue its investment objective, the Giant 5 Total
STRATEGIES              Investment System (the "Investment System Fund" or
                        "Fund") will make investments primarily in other mutual
                        funds that are not affiliated with the Fund ("Underlying
                        Funds"). Under normal market conditions, the Fund will
                        invest in Underlying Funds which invest primarily in one
                        or more of the following Giant 5 Themes:

                             - REAL ESTATE: securities of businesses which are principally engaged in or related to the real estate industry. This would include securities of companies involved in the development, construction, management, or sale of residential, commercial, or industrial real estate. (Such as real estate investment trusts--"REITs", home construction companies, businesses that manufacture materials used in home construction, and commercial property developers);

                             - ENERGY: securities of businesses which are principally engaged in or related to the energy industry. This would include securities of companies involved in the development, production, management, or sale of residential, commercial, or industrial energy.
                                  (Such as oil, natural gas, unleaded gas, heating oil, coal, electricity, wind, solar, tidal, fuel cell, hydrogen and businesses that manufacture the equipment used to extract or harness these energy sources);

                             - RAW MATERIALS: securities of businesses which are principally engaged in or related to raw materials industries. This would include securities of companies involved in the development, production, management, or sale of residential, commercial, or industrial raw materials. (Such as industrial metals, timber, precious metals and foods);

                             - BONDS: fixed income securities of domestic and foreign issuers (Such as government bonds, corporate bonds, municipal bonds, inflation protected bonds and foreign issuer bonds); and

                             - CAPITAL: equity securities of domestic and/or international companies (Such as common stock, preferred stock and warrants).

                        The Fund will generally invest in these themes in substantially equal portions over time. However, the amount of the Fund's assets invested in the themes will vary and there is no limit to the amount of the Fund's assets that may be invested in a particular theme. Due to the current low availability of Raw Materials funds, the investment adviser reserves the right to combine the Raw Materials and Energy themes for asset allocation and rebalancing purposes, until such time that Raw Materials funds become sufficiently available again.

                        The Underlying Funds may invest in securities of all investment styles (such as growth stocks and value stocks), market capitalizations (small, mid, and large capitalization companies), average weighted maturities, credit qualities and in domestic or international companies. The Fund seeks to maintain a portfolio of investments which best represent the various market segments and subclasses within a theme and will invest in as many Underlying Funds as may be necessary for representation of the themes. The Fund will attempt to gain up to 50% international exposure within each theme, when such opportunities exist, at the discretion of the investment adviser. This will be achieved by investing in funds that primarily purchase securities of international companies. The Fund seeks to invest in funds, meeting the Fund's theme criteria, which offer the greatest risk-adjusted return.

GIANT 5 TOTAL INVESTMENT SYSTEM
RISK/RETURN SUMMARY AND FUND EXPENSES   (LOGO)


PRINCIPAL INVESTMENT    Among the principal risks of investing in the Fund which
RISKS                   could affect the total return of the Fund are:

                        -    Underlying Fund Risk
                        -    Asset Allocation Risk
                        -    Non-Diversified Risk
                        -    Management Risk
                        -    Experience Risk

                        Among the principal risks that may be associated in investing in the Underlying Funds and therefore affect the total return of the Fund are:

                        -    Non-Diversified Risk
                        -    Management Risk
                        -    Issuer Risk
                        -    Equity Risk
                        -    Fixed Income Risk
                        -    Interest Rate Risk
                        -    Credit Risk
                        -    High Yield Risk
                        -    International Securities Risk
                        -    Emerging Market Risk
                        -    Currency Risk
                        -    Derivatives Risk
                        -    Real Estate Risk
                        -    REITs Risks
                        -    Energy Risk
                        -    Raw Materials Risk
                        -    Industry Concentration Risk
                        -    Geographic Concentration Risk
                        -    Liquidity Risk
                        -    Leverage Risk
                        -    Tax Risk
                        -    Stock Market Risk

                        You could lose money on your investment in the Fund or the Fund could underperform other investments.

                        Please see "Principal Risk Factors" on page 20 of this prospectus for a description of each of these risks.

GIANT 5 TOTAL INVESTMENT SYSTEM
RISK/RETURN SUMMARY AND FUND EXPENSES   (LOGO)

PAST PERFORMANCE

As a new Fund, past performance information is not available for the Investment System Fund as of the date of this prospectus.

GIANT 5 TOTAL INVESTMENT SYSTEM
RISK/RETURN SUMMARY AND FUND EXPENSES   (LOGO)


                                FEES AND EXPENSES


As an investor in Freedom Shares of the Giant 5 Total Investment System, you may pay the following fees and expenses if you buy and hold shares of the Fund. Shareholder transactions fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.


SHAREHOLDER TRANSACTION EXPENSES(4)(5)
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)                            Freedom Shares
-----------------------------------------                            --------------
Redemption/Exchange Fee on shares sold within 180 days of purchase
(as a percentage of amount redeemed or exchanged) (1)                     2.00%

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
Management fee                                                            0.67%
Distribution (12b-1) fee                                                  0.42%
Other expenses(2)                                                         0.52%
Total Fund operating expenses (3)                                         1.61%


(1) A redemption/exchange fee of 2.00% will be charged for any shares redeemed or exchanged after holding them for less than 180 days. This fee does not apply to shares purchased through reinvested dividends or capital gains or shares held in certain omnibus accounts or retirement plans that cannot implement the fee. Additionally, this fee will be waived in the case of death or an IRA required minimum distribution. For more information on this fee, see the "Selling Your Shares--Redemption Fee" section in this prospectus.

(2)  Other expenses are based on estimated amounts for the current fiscal year.

(3) Shareholders in the Fund will indirectly bear their pro rata share of the fees and expenses incurred by the other mutual funds in which the Fund invests. Such fees and expenses are not reflected in this table.

(4) If a shareholder requires a wire transaction, the associated fee of $20 will be passed along to the shareholder.

(5) Accounts, excluding IRAs, retirement plans, 401(k) plans, 403(b)(7) custodial accounts, SEPs and Money Purchase an/or Profit Sharing plans, maintaining a balance under $10, 000 for a period of six month or more will be charged a $20 annual fee. Additionally, a $15 annual maintenance fee will be charged on IRA and 401(k) accounts.


EXPENSE EXAMPLE



                 1 YEAR   3 YEARS
                 ------   -------
FREEDOM SHARES    $164      $508


The Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

     -    $10,000 investment

     -    5% annual return

     -    no changes in the Fund's operating expenses

Because this example is hypothetical and for comparison only, your actual costs may be higher or lower.

GIANT 5 TOTAL INVESTMENT SYSTEM
RISK/RETURN SUMMARY AND FUND EXPENSES   (LOGO)

                           GIANT 5 TOTAL INDEX SYSTEM


INVESTMENT OBJECTIVES   To pursue its investment objective, the Giant 5 Total
                        Index System (the "Index System Fund" or "Fund") will
                        invest in the following Giant 5 themes:

PRINCIPAL INVESTMENT    The Giant 5 Total Index System seeks total return.
STRATEGIES

                             - REAL ESTATE: securities of businesses which are principally engaged in or related to the real estate industry. This would include securities of companies involved in the development, construction, management, or sale of residential, commercial, or industrial real estate. (Such as REITs, home construction companies, businesses that manufacture materials used in home construction, and commercial property developers);

                             - ENERGY: securities of businesses which are principally engaged in or related to the energy industry. This would include securities of companies involved in the development, production, management, or sale of residential, commercial, or industrial energy.
                                  (Such as oil, natural gas, unleaded gas, heating oil, coal, electricity, wind, solar, tidal, fuel cell, hydrogen and businesses that manufacture the equipment used to extract or harness these energy sources);

                             - RAW MATERIALS: securities of businesses which are principally engaged in or related to raw materials industries. This would include securities of companies involved in the development, production, management, or sale of residential, commercial, or industrial raw materials. (Such as industrial metals, timber, precious metals and foods);

                             - BONDS: fixed income securities of domestic and foreign issuers (Such as government bonds, corporate bonds, municipal bonds, inflation protected bonds and foreign issuer bonds); and

                             - CAPITAL: equity securities of domestic and/or international companies (Such as common stock, preferred stock and warrants).

                        To gain exposure to the 5 themes, the Fund will primarily invest in unaffiliated index funds and exchange traded funds ("Underlying Funds') which primarily invest in one or more of the themes. Under normal circumstances, we invest at least 80% of the Fund's assets in Underlying Funds that invest at least
                        80% of their assets in a manner intended to replicate the performance of a specific index.

                        When Underlying Funds are unavailable or to produce superior representation in a theme, cost savings and/or performance, the Fund may invest directly in derivative instruments to gain access to certain indexes, such as index swap agreements and index futures. The Fund will not invest in derivatives for leveraging purposes and will cover its futures positions with cash or cash equivalents.

                        The Fund intends to invest in Underlying Funds that invest in REITs. In addition, Fund may also invest directly in REITs.

                        Investments in exchange traded funds ("ETFs") will be considered investments in the theme represented by the underlying securities in the ETF. For instance, an investment in an ETF that mirrors the S&P 500 Index would be considered an investment in the Capital theme.
                        Investments in short-term fixed income securities would be considered an investment in the Bond theme.

                        The Fund will generally invest its assets in the themes in substantially equal portions over time. However, the amount of the Fund's assets invested in the themes will vary and there is no specific limit to the amount of the Fund's assets that may be invested in a particular theme. Due to the current low availability of Raw
                        Material index funds and ETFs, the investment adviser reserves the right to combine the Raw Materials and Energy themes for assets allocation and rebalancing purposes, until such time that Raw Material index funds and ETFs become sufficiently available again. In addition, the Fund will attempt to gain up to 50% international exposure within each theme, when such opportunities exist at the discretion of the Adviser.

GIANT 5 TOTAL INVESTMENT SYSTEM
RISK/RETURN SUMMARY AND FUND EXPENSES   (LOGO)

                        The Fund seeks investments which alone or collectively, best represent the various market segments and sub-classes (such as market capitalizations, investment styles, average weighted maturities, credit qualities and international and domestic markets) of each theme.
                        The Fund seeks to invest in securities of those indexes, meeting the Fund's theme criteria, which offer the greatest risk-adjusted return for the Fund. The Fund will invest in as many Underlying Funds as may be necessary for representation of the themes.

                        Among the principal risks of investing in the Fund which could affect the total return of the Fund are:

PRINCIPAL INVESTMENT
RISKS

                        -    Underlying Fund Risk
                        -    Index Fund Risk
                        -    Exchange Traded Fund Risk
                        -    Asset Allocation Risk
                        -    Non-Diversified Risk
                        -    Management Risk
                        -    Experience Risk
                        -    Derivative Risks
                        -    REIT Risk
                        -    Stock Market Risk

                        Among the principal risks that may be associated in investing in the Underlying Funds and therefore affect the total return of the Fund are:

                        -    Non-Diversified Risk
                        -    Management Risk
                        -    Index Fund Risk
                        -    Exchange Traded Fund Risk
                        -    Issuer Risk
                        -    Equity Risk
                        -    Fixed Income Risk
                        -    Interest Rate Risk
                        -    Credit Risk
                        -    High Yield Risk
                        -    International Securities Risk
                        -    Emerging Market Risk
                        -    Currency Risk
                        -    Derivatives Risk
                        -    Real Estate Risk
                        -    REIT Risk
                        -    Energy Risk
                        -    Raw Materials Risk
                        -    Leverage Risk
                        -    Industry Concentration Risk
                        -    Geographic Concentration Risk
                        -    Liquidity Risk
                        -    Tax Risk

                        You could lose money on your investment in the Fund or the Fund could under perform other investments.

                        Please see "Principal Risk Factors" on page 20 of this prospectus for a description of each of these risks.

GIANT 5 TOTAL INVESTMENT SYSTEM
RISK/RETURN SUMMARY AND FUND EXPENSES   (LOGO)

PAST PERFORMANCE

As a new Fund, past performance information is not available for the Index System Fund as of the date of this prospectus.

GIANT 5 TOTAL INDEX SYSTEM
RISK/RETURN SUMMARY AND FUND EXPENSES   (LOGO)

                                FEES AND EXPENSES

As an investor in Freedom Shares of the Giant 5 Total Index System, you may pay the following fees and expenses if you buy and hold shares of the Fund. Shareholder transactions fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.


SHAREHOLDER TRANSACTION EXPENSES(4)(5)
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)                              Freedom Shares
-----------------------------------------                              --------------
Redemption/Exchange Fee (on shares sold within 180 days of purchase)
(as a percentage of amount redeemed or exchanged) (1)                       2.00%
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
Management fee                                                              0.67%
Distribution (12b-1) fee                                                    0.42%
Other expenses(2)                                                           0.52%
Total Fund operating expenses(3)                                            1.61%


(1) A redemption/exchange fee of 2.00% will be charged for any shares redeemed or exchanged after holding them for less than 180 days. This fee does not apply to shares purchased through reinvested dividends or capital gains or shares held in certain omnibus accounts or retirement plans that cannot implement the fee. Additionally, this fee will be waived in the case of death or an IRA required minimum distribution. For more information on this fee, see the "Selling Your Shares--Redemption Fee" section in this prospectus.

(2)  Other expenses are based on estimated amounts for the current fiscal year.

(3) Shareholders in the Fund will indirectly bear their pro rata share of the fees and expenses incurred by the other mutual funds in which the Fund invests. Such fees and expenses are not reflected in this table.

(4) If a shareholder requires a wire transaction, the associated fee of $20 will be passed along to the shareholder.

(5) Accounts, excluding IRAs, retirement plans, 401(k) plans, 403(b)(7) custodial accounts, SEPs and Money Purchase an/or Profit Sharing plans, maintaining a balance under $10, 000 for a period of six month or more will be charged a $20 annual fee. Additionally, a $15 annual maintenance fee will be charged on IRA and 401(k) accounts.


EXPENSE EXAMPLE



                 1 YEAR   3 YEARS
                 ------   -------
FREEDOM SHARES    $164      $508


The Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

     -    $10,000 investment

     -    5% annual return

     -    no changes in the Fund's operating expenses

Because this example is hypothetical and for comparison only, your actual costs may be higher or lower.

GIANT 5 TOTAL INVESTMENT SYSTEM
RISK/RETURN SUMMARY AND FUND EXPENSES   (LOGO)

                                   (GRAPHIC)

                        Giant 5 Total Investment System:
                Underlying Funds are Activity Traded Mutual Funds

                           Giant 5 Total Index System:
                       Underlying Funds are Indexes & ETFs

GIANT 5 TOTAL INVESTMENT SYSTEM
RISK/RETURN SUMMARY AND FUND EXPENSES   (LOGO)

                                    OVERVIEW


THE FUNDS               Giant 5 Funds (the "Trust") offers two separate
                        investment portfolios, each with individual investment
                        objectives and strategies; the Giant 5 Total Investment
                        System Fund and the Giant 5 Total Index System Fund
                        (together, the "Funds"). This prospectus provides you
                        important information about each Fund.

                        Each Fund offers its Freedom Shares class through this prospectus. The Funds also offer an additional class of shares through a separate prospectus. Each class of shares has different characteristics and is subject to different fees and expenses. The Funds' Statement of Additional Information ("SAI") contains a more detailed discussion of the different classes of shares. Please read this prospectus and keep it for future use.

                        We set out to be a different kind of mutual fund family.
                        Our mission is to offer investors a comprehensive investment system that has the potential to perform in all market conditions. The Funds' investment strategy centers on the premise that investments should focus on the Giant themes of life: real estate, energy, raw materials, bonds and capital. We believe that these themes are the foundational building blocks of the global investment world and should be held at all times.
                        We have identified the "5 Giant Themes of Life" that we believe affect your pocketbook the most. Our goal is to invest in the areas where you will spend most of your money.

                        The distinction lies in the Underlying Funds. The Giant
                        5 Total Investment System invests in Underlying Funds which utilize an active management investment philosophy. The Giant 5 Total Index System invests in
                        Underlying Funds which utilize a passive investment strategy.

                        Each Fund will implement this strategy by investing in shares of unaffiliated mutual funds which invest in one or more of these themes and other securities. Because the Funds invest in other mutual funds, each is considered a "fund of funds".

                        Other important things for you to note:

                             -    You may lose money by investing in a Fund

                             - Because the value of each Fund's investments will fluctuate with market conditions, so will the value of your investment in a Fund

                        AN INVESTMENT IN A FUND IS NOT A DEPOSIT OF A BANK, AND
                        IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT
                        INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

GIANT 5 TOTAL INVESTMENT SYSTEM
RISK/RETURN SUMMARY AND FUND EXPENSES   (LOGO)

WHO MAY WANT TO         Consider investing in these Funds if you are an investor
INVEST?                 who:

                             - seeks long-term investing rather than short-term
                               trading.

                             - seeks broad diversification rather than owning a
                               few stocks or bonds.

                             - desires to simplify your investment process by
                               gaining exposure to various asset classes through one investment vehicle.

                             - seeks global exposure.

                             - seeks investment exposure to hard assets.

                             - seeks exposure to bonds, stocks and the real
                               estate, raw materials and energy industries.

                             - prefers to have your asset allocation decisions
                               made by professional money managers.

                             - seeks to invest in a variety of funds, regardless
                               of which fund family they are part of.

GIANT 5 FUNDS
RISK/RETURN SUMMARY AND FUND EXPENSES   (LOGO)

                         GIANT 5 TOTAL INVESTMENT SYSTEM

INVESTMENT OBJECTIVES, POLICIES AND STRATEGY

The investment objective of the Fund is total return.

Our goal is to make the investment process simple and to provide our shareholders with a comprehensive investment system that has the potential to perform in all market conditions. We utilize the Giant 5 Total Investment System
(TM) as our primary investment strategy. This investment philosophy centers on the premise that investments should focus on the Giant themes of life which affect your pocket book the most (we call this "pocket book investing"). These themes are Real Estate, Energy, Raw Materials, Bonds and Capital. We believe these themes to be the foundational building blocks of the global investment world.


The Fund will pursue this strategy through a "fund of funds" approach, whereby the Fund will make investments primarily in Underlying Funds. Under normal market conditions, the Fund will invest in Underlying Funds which invest primarily in one or more of the following Giant 5 Themes:



- REAL ESTATE: securities of businesses which are principally engaged in or related to the real estate industry. This would include securities of companies involved in the development, construction, management, or sale of residential, commercial, or industrial real estate. (Such as REITs, home construction companies, businesses that manufacture materials used in home construction, and commercial property developers);


- ENERGY: securities of businesses which are principally engaged in or related to the energy industry. This would include securities of companies involved in the development, production, management, or sale of residential, commercial, or industrial energy. (Such as oil, natural gas, unleaded gas, heating oil, coal, electricity, wind, solar, tidal, fuel cell, hydrogen and businesses that manufacture the equipment used to extract or harness these energy sources);

- RAW MATERIALS: securities of businesses which are principally engaged in or related to raw materials industries. This would include securities of companies involved in the development, production, management, or sale of residential, commercial, or industrial raw materials. (Such as industrial metals, timber, precious metals and foods);

- BONDS: fixed income securities of domestic and foreign issuers (Such as government bonds, corporate bonds, municipal bonds, inflation protected bonds and foreign issuer bonds); and

- CAPITAL: equity securities of domestic and/or international companies (Such as common stock, preferred stock and warrants).

The Fund may also invest directly in short-term fixed income securities.


The Fund will generally invest in these themes in substantially equal portions. As one theme outperforms another over time (increasing the portion of the Fund's portfolio invested in such theme), the Fund's Adviser will rotate money from the outperforming themes into the underperforming themes. This rebalancing is our way to "sell high and buy low". It is designed to allow the Fund to benefit from the growth of a "bubble" (when one theme takes off) but to protect the Fund (by rebalancing) from the bubble when it inevitably pops; for example, the technology sector between 2000 and 2002. This rebalancing ensures that the Fund is always invested in each of the Giant themes of life, even when human emotions might tell you to do differently. Our conclusion is that the foundational building blocks of the global investment world should be held at all times. Although the Fund intends to maintain its assets in each of the investment themes in substantially equal portions over time, the amount of the Fund's assets invested in the themes will vary and there is no limit to the amount of Fund's assets that may be invested in a particular theme. Due to the current low availability of Raw Material funds, the investment adviser reserves the right to combine the Raw Materials and Energy themes for asset allocation and rebalancing purposes, until such time that Raw Material funds become sufficiently available again.


     Side Note: It is important to understand that the Fund's exposure to the energy and raw materials industries will generally be achieved through an Underlying Fund's investment in equity securities. Therefore, while the Fund will invest in Underlying Funds which primarily invest in equity securities of domestic and/or international companies (the capital theme) in substantially equal proportions to the other Giant 5 themes, the Fund exposure to equity securities will be significantly greater than equal.

                                     (LOGO)


The Underlying Funds may invest in securities of all investment styles (such as growth stocks and value stocks), market capitalizations (small, mid, and large capitalization companies), average weighted maturities, credit qualities and in domestic or international companies. The Fund seeks to maintain a portfolio of investments which best represent the various market segments and subclasses within a theme and will invest in as many underlying Funds as may be necessary for representation of the themes. The Fund will attempt to gain up to 50% international exposure within each theme, when such opportunities exist at the discretion of the investment adviser. This will be achieved by investing in Underlying Funds that primarily purchase securities of international companies. In addition, the Fund, together with affiliates of the Fund (which includes the other funds in the Giant 5 Fund family, the Fund's investment adviser and other accounts managed by the Fund's investment adviser) will not own, immediately after purchase, more than 3% of an Underlying Fund's shares until otherwise permitted to do so by exemptive relief granted by the Securities and Exchange Commission. There is no guarantee that such relief, once requested, will be granted.



The Fund seeks to invest in funds, meeting the Fund's theme criteria, which offer the greatest risk-adjusted return. The Fund is not limited to invest in funds from one or more specified fund families as are many other "funds of funds", but rather is free to select from all funds of each theme which provide the greatest risk-adjusted returns. The investment adviser's proprietary screening process includes analysis of global economic and market conditions, such as analysis of world Gross Domestic Product and world consumption, and an evaluation of the Underlying Fund's investment objectives, strategies, risks, theme representation, portfolio manager track record, total returns, risk-adjusted returns, investment management, portfolio composition, portfolio turnover, liquidity and expense ratios. Special attention is paid to how an Underlying Fund performs during down markets. Positions are sold to rebalance the amount of the Fund's assets in a particular theme or when other opportunities supersede current investments. Many Underlying Funds will not share the same investment goals and investment limitations as the Fund.


For temporary defensive purposes or in order to meet liquidity needs, the Fund may invest up to 100% of its assets in international and domestic short-term obligations (such as Eurodollar and Yankee bank obligations, certificates of deposit, bankers' acceptances, commercial paper), money market funds and cash. To the extent the Fund is engaged in temporary or defensive investments, the Fund will not be pursuing its investment objectives.


The Fund will avoid Underlying Funds which take short positions as part of their investment strategy. If material short positions are discovered within an Underlying Fund, the investment in that Underlying Fund will be liquidated in a timely manner at the investment adviser's discretion. This policy enables the Fund to maintain an overall "long-only" investment philosophy. The Fund will avoid Underlying Funds which take leveraged positions as part of their investment strategy. If material leverage is discovered within an Underlying Fund, the investment in that Underlying Fund will be liquidated in a timely manner at the investment adviser's discretion. This policy enables the Fund to better control risk. The Fund will avoid Underlying Funds which employ a "fund of funds" investment philosophy. If material fund positions are discovered within an Underlying Fund, the investment in that Underlying Fund will be liquidated in a timely manner at the investment adviser's discretion.
This policy will protect our shareholders from redundant fees.


The Fund may invest in certain Underlying Funds that will have 12b-1 plans in place, while other Underlying Funds will not have such plans in place. Accordingly, if certain Underlying Funds have a 12b-1 plan, the fee on the sale of shares may be paid to either the Underlying Fund's adviser or distributor. In general, those fees will be incurred by the Underlying Fund and passed on to shareholders of the Fund.

When investing in funds with multiple classes, the Fund will select the class with the lowest fees it qualifies for. No initial sales charges will be paid on any Underlying Fund, and 12b-1 fees on Underlying Funds will be avoided where possible.


Each Fund, as a shareholder of Underlying Funds, indirectly bears its proportionate share of any investment management fees and other expenses of the Underlying Funds. The Adviser believes, and the Board of Trustees of the Trust has determined, that the management and other fees paid by the Funds are for services that are in addition to, not duplicative of, the services provided to the Underlying Funds. These services include the asset allocation, rebalancing, mutual fund selection and ongoing monitoring functions provided by the Adviser.


[Footnote: The Giant 5 Total Investment System is a trademark of The Willis Group, Inc., the Fund's investment adviser.]

INVESTMENT OBJECTIVES, STRATEGIES AND RISKS   (LOGO)

                           GIANT 5 TOTAL INDEX SYSTEM

INVESTMENT OBJECTIVES, POLICIES AND STRATEGY

The investment objective of the Fund is total return.

Our goal is to make the investment process simple and to provide our shareholders with a comprehensive investment system that has the potential to perform in all market conditions. We utilize the Giant 5 Total Index System(TM) as our primary investment strategy. This investment philosophy centers on the premise that investments should focus on the Giant themes of life which affect your pocket book the most (we call this "pocket book investing").
These themes are:


- REAL ESTATE: securities of businesses which are principally engaged in or related to the real estate industry. This would include securities of companies involved in the development, construction, management, or sale of residential, commercial, or industrial real estate. (Such as REITs, home construction companies, businesses that manufacture materials used in home construction, and commercial property developers);


- ENERGY: securities of businesses which are principally engaged in or related to the energy industry. This would include securities of companies involved in the development, production, management, or sale of residential, commercial, or industrial energy. (Such as oil, natural gas, unleaded gas, heating oil, coal, electricity, wind, solar, tidal, fuel cell, hydrogen and businesses that manufacture the equipment used to extract or harness these energy sources);

- RAW MATERIALS: securities of businesses which are principally engaged in or related to raw materials industries. This would include securities of companies involved in the development, production, management, or sale of residential, commercial, or industrial raw materials. (Such as industrial metals, timber, precious metals and foods);

- BONDS: fixed income securities of domestic and foreign issuers (Such as government bonds, corporate bonds, municipal bonds, inflation protected bonds and foreign issuer bonds); and

- CAPITAL: equity securities of domestic and/or international companies (Such as common stock, preferred stock and warrants).

We believe these themes to be the foundational building blocks of the global investment world.


The Fund will invest in unaffiliated index funds and ETFs which primarily invest their portfolios in one or more of the 5 themes ("Underlying Funds") and therefore is considered a "fund of funds". Under normal conditions, the Fund will primarily invest in Underlying Funds to gain exposure to the Real Estate, Bond, Capital, Raw Materials and Energy themes.



When Underlying Funds are unavailable or to produce superior representation in a theme, cost savings and/or performance, the Fund may invest directly in derivative instruments to gain access to certain indexes. These derivative instruments typically include index futures. The Fund will not invest in derivatives for leveraging purposes and will cover its futures positions with investments in cash or cash equivalents.



The Fund intends to invest in Underlying Funds that invest in REITs. In addition, Fund may also invest directly in REITs.


The Fund will generally invest its assets in the themes in substantially equal portions. As one theme outperforms another over time (increasing the portion of the fund portfolio invested in such theme), the Fund's investment adviser will rotate money from the outperforming themes into the underperforming themes. This rebalancing is our way to "sell high and buy low". It is designed to allow the Fund to benefit from the growth of a "bubble" (when one theme takes off) but to protect the Fund (by rebalancing) from the bubble when it inevitably pops, for example, the technology industry in 2000-2002. This rebalancing ensures that the Fund is always invested in each of the Giant themes of life, even when human emotions might tell you to do differently. Our conclusion is that the foundational building blocks of the global investment world should be held at all times. Although the Fund intends to maintain its assets in each of the investment themes in substantially equal portions over time, the amount of the Fund's assets invested in the themes will vary and there is no specific limit to the amount of

                                     (LOGO)

Fund's assets that may be invested in a particular theme. Due to the current low availability of Raw Material index funds and ETFs, the investment adviser reserves the right to combine the Raw Materials and Energy themes for assets allocation and rebalancing purposes, until such time that Raw Material index funds and ETFs become sufficiently available again. In addition, the Fund will attempt to gain up to 50% international exposure within each theme, when such opportunities exist, at the discretion of the investment adviser.

The Fund seeks investments, which alone or collectively, best represent the various market segments and sub-classes (such as market capitalizations, investment styles, average weighted maturities, credit qualities and international and domestic markets) of each theme. The Fund seeks to invest in securities of those indexes, meeting the Fund's theme criteria, which offer the greatest risk-adjusted return for the Fund. The investment adviser's proprietary screening process includes analysis of global economic and market conditions, including an analysis of world Gross Domestic Product, and world consumption, and an evaluation of the Underlying Fund's investment objectives, strategies, risks, representation of the theme, total returns, risk adjusted returns, index representation, portfolio composition, portfolio turnover, liquidity and expense ratios, as applicable. Special attention is paid to how an Underlying Fund or index performs during down markets and to the expenses of an Underlying Fund. Positions are sold to rebalance the amount of the Fund's assets in a particular theme or when other opportunities supersede current investments.

The Fund will invest in as many Underlying Funds as may be necessary for representation of the themes. In addition, the Fund, together with affiliates of the Fund (which includes the other funds in the Giant 5 Fund family, the Fund's investment adviser and other accounts managed by the Fund's investment adviser), will not own, immediately after purchase, more than 3% of an Underlying Fund's shares until otherwise permitted to do so by exemptive relief granted by the Securities and Exchange Commission. There is no guarantee that such relief, once requested, will be granted. The Fund is not limited to invest in specific funds as many other "funds of funds", but rather is free to select from all funds of each theme which provide the greatest risk-adjusted returns.

For temporary defensive purposes or in order to meet liquidity needs, the Fund may invest up to 100% of its assets in international and domestic short-term obligations (such as Eurodollar and Yankee bank obligations, certificates of deposit, bankers' acceptances, commercial paper), money market funds and cash. To the extent the Fund is engaged in temporary or defensive investments, the Fund will not be pursuing its investment objectives.


The Fund will avoid Underlying Funds which take short positions as part of their investment strategy. If material short positions are discovered within an Underlying Fund, the investment in that Underlying Fund will be liquidated in a timely manner at the investment adviser's discretion. This policy enables the Fund to maintain an overall "long-only" investment philosophy. The Fund will avoid Underlying Funds which take leveraged positions as part of their investment strategy. If material leverage is discovered within an Underlying Fund, the investment in that Underlying Fund will be liquidated in a timely manner at the investment adviser's discretion. This policy enables the Fund to better control risk. The Fund will avoid Underlying Funds which employ a "fund of funds" investment philosophy. If material fund positions are discovered within an Underlying Fund, the investment in that Underlying Fund will be liquidated in a timely manner at the investment adviser's discretion. This policy will protect our shareholders from redundant fees.


The Funds may invest in certain Underlying Funds that will have 12b-1 plans in place, while other Underlying Funds will not have such plans in place. Accordingly, if certain underlying funds have a 12b-1 plan, the fee on the sale of shares may be paid to either the Underlying Fund's adviser or distributor. In general, those fees will be incurred by the Underlying Fund and passed on to shareholders of the Fund.

When investing in funds with multiple classes, the Fund will select the class with the lowest fees it qualifies for. No initial sales charges will be paid on any Underlying Fund, and 12b-1 fees on Underlying Funds will be avoided where possible.


Each Fund, as a shareholder of Underlying Funds, indirectly bears its proportionate share of any investment management fees and other expenses of the Underlying Funds. The Adviser believes, and the Board of Trustees of the Trust has determined, that the management and other fees paid by the Funds are for services that are in addition to, not duplicative of, the services provided to the Underlying Funds. These services include the asset allocation, rebalancing, mutual fund selection and ongoing monitoring functions provided by the Adviser.


[Footnote: The Giant 5 Total Index System is a trademark of The Willis Group, Inc., the Fund's investment adviser.]

INVESTMENT OBJECTIVES, STRATEGIES AND RISKS   (LOGO)

                             PRINCIPAL RISK FACTORS

An investment in a Fund is subject to investment risks, including the possible loss of the principal amount invested. Each Fund's performance per share will change daily based on many factors, including fluctuation in interest rates, the quality of the instruments in the Fund's investment portfolio, national and international economic conditions and general market conditions. You may lose money on your investment in a Fund or the Fund could under perform other investment companies.

Generally, each Underlying Fund and/or Fund will be subject to the following risks:

UNDERLYING FUND RISKS - Because the Underlying Funds may invest in certain asset classes and/or specific investment styles, such as growth stocks or value stocks, the risks associated with that asset class or investment style will affect the Underlying Fund and the Fund in proportion to the percentage of the Fund's assets invested in the Underlying Fund. Certain of the risks that may be associated with the Underlying Funds are described below.

If a Fund invests in Underlying Funds that use margin, leverage, short sales and other forms of financial derivatives, such as options and futures, an investment in the Fund may be more volatile than investments in other mutual funds. Although the Funds will not engage in short sales, the Underlying Funds may be permitted to do so. However, the Funds do not intend to invest in Funds that frequently engage in short sales. Short sales are speculative investments and will cause a Fund to lose money if the value of a security sold short by the Underlying Fund, does not go down as the investment adviser expects.

By investing in shares of an Underlying Fund, each Fund indirectly pays a portion of management fees and other expenses of the Underlying Fund, including any applicable sales charges. Therefore, you may pay higher total operating expenses and other costs than you might pay by owning each of the Underlying Funds directly.

INDEX FUNDS - Index Funds employ a passive management approach, which is expected to result in performance that is approximately the same as that of an index. While an Underlying Fund attempts to replicate the investment results of an index, the Underlying Fund's investment results generally will not be identical to those of the index because of the fees and expenses borne by the Underlying Fund and investor purchases and sales of Underlying Fund shares, which can occur daily.


EXCHANGE TRADED FUNDS - ETFs are baskets of securities that, like stocks, are traded on exchanges such as the American Stock Exchange and the New York Stock Exchange. ETFs are priced continuously and trade throughout the day. ETFs may track a securities index, a particular market sector, or a particular segment of a securities index or market sector. ETFs and index funds can experience many of the same risks associated with individual securities. ETFs are subject to market risk where the market as a whole, or that specific sector, may decline. ETFs may trade at a discount to the aggregate value of the underlying securities. The underlying securities in an ETF may not follow the price movements of an entire industry or sector. Trading in an ETF may be halted if the trading in one or more of the ETFs underlying securities is halted. Although the expense ratio for ETFs are generally low, frequent trading of ETFs by a mutual fund can generate brokerage expense.



ASSET ALLOCATION RISK - Each Fund's strategy to gain exposure to the themes in substantially equal portions is intended to provide consistent, quality performance for the Fund, but there is no guarantee that such strategy will produce the desired results. It is possible that a Fund will invest in an Underlying Fund that performs poorly or that a sub-class within a theme may underperform other sub-classes.


NON-DIVERSIFICATION RISK- Focusing investments in a small number of issuers, industries or foreign currencies increases risks. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer than Funds that are "diversified". Each Fund is non-diversified and an Underlying Fund may be non-diversified. Funds that invest in a relatively small number of issuers are more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Some of those issuers also may present substantial credit or other risks.

                                     (LOGO)


     MANAGEMENT RISK - The risk that the investment adviser of the Funds and the investment advisers of the Underlying Funds may make investment decisions that are detrimental to the performance of the Funds.


     EXPERIENCE RISK - Each Fund is a new mutual fund and has no history of operation. In addition, the Adviser has no experience managing a mutual fund. Therefore, investors cannot judge the Adviser by its track record managing a mutual fund.


     MARKET RISK- The market price of securities owned by a Fund or Underlying Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The value of a security may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously. Equity securities generally have greater price volatility than fixed income securities.


     ISSUER RISK- The price of an individual security or particular type of security can be more volatile than the market as a whole and can fluctuate differently than the market as a whole. An individual issuer's securities can rise or fall dramatically with little or no warning based upon reasons which directly relate to the issuer such as earning reports, management issues and the development of new products.

     EQUITY RISK-The values of equity securities may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities generally have greater price volatility than fixed income securities.


     Mid- to small-cap stocks tend to present greater risks than large-cap stocks because they are generally more volatile and can be less liquid. In addition, to the extent a Fund or Underlying Fund invests in a growth stock or value stock, it will be subject to the risk that their intrinsic values may never be realized by the market and their returns will trail those of other asset classes or the overall stock market. Investment in growth stocks may lack the dividend yield that can cushion stock prices in market downturns.


     FIXED INCOME SECURITIES- The value of fixed income securities will fluctuate with changes in interest rates. Generally, a rise in interest rates causes a decline in the value of fixed income securities and the market price of securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities.

     Inflation-indexed securities, including Treasury Inflation-Protected Securities ("TIPS"), decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed securities may experience greater losses than other fixed income securities with similar durations.

     INTEREST RATE RISK - As nominal interest rates rise, the value of fixed income securities held by a Fund or Underlying Fund is likely to decrease. Securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate.

     CREDIT RISK - A Fund or Underlying Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract or repurchase agreement, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings. Municipal bonds are subject to the risk that litigation, legislation or other political events, local business or economic conditions, or the bankruptcy of the issuer could have a significant effect on an issuer's ability to make payments of principal and/or interest.

INVESTMENT OBJECTIVES, STRATEGIES AND RISKS   (LOGO)


     HIGH YIELD SECURITIES - Certain Underlying Funds may invest in securities rated lower than Baa by Moody's Investor Services or lower than BBB by Standard & Poor's Division of the McGraw-Hill Companies, Inc. sometimes referred to as "high yield" or "junk bonds". Underlying Funds that invest in such securities may be subject to greater levels of interest rate, credit and liquidity risks than funds that do not invest in such securities. These securities are considered predominantly speculative with respect to the issuer's continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce a Underlying Fund's ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, an Underlying Fund may lose its entire investment.


     INTERNATIONAL SECURITIES RISKS - Foreign securities involve investment risks different from those associated with domestic securities. Foreign investments may be riskier than U.S. investments because of unstable international political and economic conditions, foreign controls on investment and currency exchange rates, withholding taxes, or a lack of adequate company information, liquidity, and government regulation.

     EMERGING MARKETS RISK - Investments in foreign emerging markets present greater risk than investing in foreign issuers in general. The risk of political or social upheaval is greater in foreign emerging markets. In addition, a number of emerging markets restrict foreign investment in stocks. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain emerging market countries. Moreover, many of the emerging securities markets are relatively small, have low trading volumes, suffer periods of relative illiquidity, and are characterized by significant price volatility.


     CURRENCY RISK - Underlying Funds that invest directly in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the U.S. or abroad. As a result, an Underlying Fund's investments in foreign currency-denominated securities may reduce the returns of the Fund.


     DERIVATIVES - Generally, a derivative is a financial arrangement the value of which is based on (or "derived" from) a traditional security, asset, or market index. Derivative securities include, but are not limited to, options and futures transactions, forward foreign currency exchange contracts, mortgage- and asset-backed securities, "when-issued" securities, and swaps. In a typical swap agreement, the Fund or Underlying Fund will receive the price appreciation (or depreciation) of an index or portion of an index, from the counterparty to the swap agreement in exchange for paying the counterparty an agreed-upon fee.

     The use of derivative securities is a highly specialized activity and there can be no guarantee that their use will increase the return of a Fund or Underlying Fund or protect its assets from declining in value. In fact, investments in derivative securities may actually lower a Fund or Underlying Fund's return if such investments are timed incorrectly or are executed under adverse market conditions. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. In addition, the lack of a liquid market for derivative securities may prevent the Fund or Underlying Fund from selling unfavorable positions, which could result in adverse consequences.

     REAL ESTATE RISK - A Fund or Underlying Fund that invests in real estate securities is subject to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses.

     An Underlying Fund that purchases mortgage-related securities is subject to certain additional risks. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a Fund that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, mortgage-related securities are subject to

INVESTMENT OBJECTIVES, STRATEGIES AND RISKS   (LOGO)

     Pre-payment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of a Fund because the Fund will have to reinvest that money at the lower prevailing interest rates. This is known as contraction risk.


     REAL ESTATE INVESTMENT TRUSTS RISK - Securities issued by real estate investment trusts ("REITs") are subject to additional risks to the "Real Estate Risks" described above, such as poor performance by the manager of the REIT, adverse changes to the tax laws or failure by the REIT to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended. In addition, some REITs have limited diversification because they invest in a limited number of properties, a narrow geographic area, or a single type of property. Also, the organizational documents of a REIT may contain provisions that make changes in control of the REIT difficult and time-consuming.


     ENERGY SECTOR RISK - Companies in the industry sector are subject to various risks including: effects on the profitability from changes in worldwide energy prices and exploration, and production spending; adverse effects from changes in exchange rates, government regulation, world events and economic conditions; market, economic and political risks of the countries where energy companies are located to do business; and risks for environmental damage claims.

     RAW MATERIALS RISK - Investing in natural resources can be riskier than other types of investment activities because of a range of factors, including price fluctuation caused by real and perceived inflationary trends and political developments; and the cost assumed by natural resource companies in complying with environmental and safety regulations.


     INDUSTRY CONCENTRATION RISK - Certain Underlying Funds may concentrate their investments in a particular industry or industries. Concentration risk results from maintaining exposure to issuers conducting business in a specific industry. The risk of concentrating investments in a particular industry is that an Underlying Fund will be more susceptible to the risks associated with that industry than a fund does not concentrate its investments.


     GEOGRAPHIC CONCENTRATION RISK - An Underlying Fund may invest a substantial portion of its assets in issuers located in a single country or a limited number of countries. If the fund concentrates its investments in this manner, it assumes the risk that economic, political and social conditions in those countries will have a significant impact on its investment performance. An Underlying Fund's investment performance may also be more volatile if it concentrates its investments in certain countries, especially emerging countries.


     ILLIQUIDITY RISK. Because of the uncertainty of an available market, a Fund or Underlying Fund could have difficulty disposing of illiquid securities when a decrease in value is occurring or is expected to occur. The Fund or Underlying Fund may have to lower the price, sell other securities instead or forgo an investment opportunity. Any of these could have a negative effect on fund management or performance. In addition, the lack of an active trading market may make it difficult to obtain an accurate price for any such security held by the Fund or Underlying Fund.


     In addition, under applicable law relating to the Funds "fund of funds" arrangements, the Funds may be restricted from selling over 1% of an Underlying Fund within a 30 day period.


     LEVERAGING RISK- Certain Underlying Funds may use leveraging techniques. The use of leverage may cause an Underlying Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. In addition, leverage, including borrowing, may cause an Underlying Fund to be more volatile than if the Fund had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease the value of an Underlying Fund's portfolio securities.


     REPURCHASE AGREEMENTS RISK: The Underlying Funds may engage in repurchase agreements. The use of repurchase agreements involves certain risks. For example, if the seller of the agreements defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Fund may incur a loss upon disposition of the securities. There is also the risk that the seller of the agreement may become insolvent and subject to liquidation.

INVESTMENT OBJECTIVES, STRATEGIES AND RISKS   (LOGO)

                               PORTFOLIO HOLDINGS

     A description of the Funds' policies and procedures with respect to the disclosure of the Funds' portfolio securities is available in the SAI and on the Adviser's website at www.Giant5.com. To request a copy of the SAI, please refer to the back cover of this prospectus.

FUND MANAGEMENT                      (LOGO)

                             THE INVESTMENT ADVISER


     The Willis Group, Inc., located at 128 South Tejon Street, Suite 150, Colorado Springs, Colorado 80903, is the investment adviser for the Funds (the "Adviser"). The Adviser currently provides investment advisory services for individuals, trusts, estates and institutions. As of December 31, 2005, the Adviser managed $85 million in private account assets. The Adviser is newly created and has no prior experience in advising a registered investment company, such as the Funds.


     The Adviser makes the day-to-day investment decisions and continuously reviews and administers the Funds' investment programs. For the investment advisory services provided by the Adviser, the Adviser is entitled to receive advisory fees from each Fund at the annual rates of 0.67% of the Fund's daily net assets.


     The Adviser intends to donate 20% of the profits from its management fee from Giant 5 Funds to Blue Giant Energy, a Colorado non-profit organization founded by Michael Willis, that is committed to America's energy independence and the entrepreneurial research and development of alternative energy sources. Other non-profit organizations with matching objectives may also be considered. These donations will be made from the Adviser's profits only, and so will not add to the expenses of the Funds. The Board of Trustees was informed of this endeavor before approving the investment advisory agreement.


     Blue Giant Energy is committed to seeing America reach two historic milestones: Energy Independence by the year 2020 (a date by which Americans would consume only what energy is produced in America or North America), and Oil Independence by the year 2030 (a date by which the next generation of energy sources will be commercially and competitively available throughout America). Blue Giant Energy was founded on the premise that the energy issue is one of the most important issues facing America today. Blue Giant Energy has chosen to focus primarily on the private sector (entrepreneurs, inventors, and the people of America) to resolve this issue. When these two historic milestones are reached, significant improvements in Economic, Political, Human, Environmental, and National Security will not just benefit the country but the world.

                               PORTFOLIO MANAGERS

     Michael Willis is primarily responsible for the day-to-day management of the Funds. Mr. Willis has served as the President of the Adviser since its organization in 2004. Prior to such time, Mr. Willis was a Senior Vice President--Investments of UBS Financial Services, Inc. from 2003 to 2004; Senior Vice President--Investments of PaineWebber, from 1999-2003; and First Vice President of Smith Barney from 1994 to 1999.

     Mr. Willis has spent his career seeking the holy grail of Wall Street. Convinced its secrets could be unlocked and used to design the perfect investment system, he began his research by trading his way through graduate school during the late eighties. After a very successful start, Mr. Willis recognized that fear and greed were two primary emotions that had to be mastered before the secrets of Wall Street could be unlocked. In 1992, Mr. Willis lost his net worth when he took his successful stock trading system into the world of stock options and leverage. It was an important lesson that inevitably led him to the truth. Using these truths, Mr. Willis rebuilt and surpassed his earlier accomplishments. To this day he teaches that if you are receiving investment advice from someone who has never lost their own net worth, to be very wary. Recognizing many trading strategies as sophisticated forms of gambling, he continued his research at some of the largest firms on Wall Street: Smith Barney, PaineWebber, and UBS. Exposed to thousands of accounts, he continuously saw fortunes made and lost to the powerful emotions of fear and greed. Mr. Willis also studied the top long-term investment mangers in the world to determine what made them better than the rest. Instead of rocket science, he found the distinguishing factors to be logical and simple. Foundational investment principles such as diversification and asset allocation played decisive roles in overall performance. Another significant revelation came to Mr. Willis over time. Looking around him, he was disappointed to see an industry full of salesmen and corporate cultures that seemed to push proprietary products first, and client needs second. Investors sought unbiased advice and were tired of being sold products they didn't need. Large Wall Street bureaucracies seemed to forget that the top investment managers do not all work for the same company. In fact, Mr. Willis found that most Wall Street firms did well to land even one of its managers in the top echelons of the profession. It became clear that an independent platform would be

                                     (LOGO)

     the only way to give his clients access to the investment managers which he believed to be the best in the world. He left to found The Willis Group, Inc. and to place the final touches on what he now believes to be the holy grail he set out to discover 17-years ago. The Giant 5 Total Investment System(TM) originally was exclusive to clients of The Willis Group, Inc. with a minimum net worth of $1 million dollars. But the Giant 5 story was not meant to be limited to a few exclusive families. It was a story that had to be taken to every family across America.

     Additional information about Mr. Willis' compensation, other accounts that he manages and his ownership of shares of the Funds is available in the SAI.

                        THE DISTRIBUTOR AND ADMINISTRATOR

     BISYS Fund Services Limited Partnership ("BISYS LP") serves as the distributor (the "Distributor") of the Fund's shares. BISYS LP is located at 100 Summer Street, Boston, Massachusetts 02110. BISYS LP may make payments in connection with pre-approved seminars, conferences and advertising to the extent permitted by applicable state or self-regulatory agencies, such as the National Association of Securities Dealers.

     BISYS Fund Services Ohio, Inc. ("BISYS"), whose address is 3435 Stelzer Road, Columbus, Ohio 43219-3035, serves as the administrator (the "Administrator"). The administrative services of the Administrator include providing office space, equipment and clerical personnel to the Fund and supervising custodial, auditing, valuation, bookkeeping, legal and dividend disbursing services.

     The SAI has more detailed information about the Adviser and other service providers.

SHAREHOLDER INFORMATION              (LOGO)

                             PRICING OF FUND SHARES

                              HOW NAV IS CALCULATED

     The NAV for Freedom Shares is calculated by dividing the total value of a Fund's investments less any liabilities, by the total number of outstanding shares of that class:

                              Total Assets - Liabilities
                       NAV = ----------------------------
                             Number of Shares Outstanding

     The value of assets in a Fund's portfolio is determined on the basis of their market value, or where market quotations are not readily available or are deemed unreliable due to a significant event or otherwise, based on fair value as determined in good faith in accordance with the procedures established by, and under the general supervision of, the Funds' Board of Trustees. The Funds may invest in securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Funds do not price their shares. The value of portfolio securities held by the Funds may change on days when shareholders will not be able to purchase or redeem shares.

     Additionally, each of the Underlying Funds will be registered investment companies, therefore their NAV will be calculated as set forth in their prospectuses.

THE FUNDS

     The net asset value per share (NAV) is determined once each day at the close of regular trading on the New York Stock Exchange, normally at 4 p.m. Eastern time on days the Exchange is open.

     The New York Stock Exchange is open every weekday except for the days on which national holidays are observed and certain business holidays, such as Good Friday. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange is closed and an investor is not able to purchase, redeem or exchange shares.

     Your order for the purchase, sale or exchange of shares is priced at the next NAV calculated after your order is received by the Fund.

FAIR VALUE PRICING POLICIES

     A Fund will fair value price its securities when market quotations are not readily available. Generally, this would include securities for which trading has been halted, securities whose value has been materially affected by the occurrence of a significant event (as defined below), securities whose price has become stale (i.e., the market price has remained unchanged for five business days), and other securities where a market price is not available from either a national pricing service or a broker. In addition, the Pricing Committee will review exception priced securities (i.e., securities for which the market value is provided by a quote from a single broker rather than a national pricing service) on a quarterly basis. In these situations, the Pricing Committee will employ certain Board-approved methodologies to determine a fair value for the securities. Fair valuations will be reviewed by the Board of Trustees on a quarterly basis. Fair value pricing should result in a more accurate determination of a Fund's net asset value price, which should eliminate the potential for stale pricing arbitrage opportunities in a Fund. However, fair value pricing involves the risk that the values used by a Fund to price its investments may be different from those used by other investment companies and investors to price the same investments.

     A "significant event" is one that occurred prior to a Fund's valuation time, is not reflected in the most recent market price of a security, and materially affects the value of a security. Generally, such "significant events" relate to developments in foreign securities that occur after the close of trading in their respective markets. The Fund's accounting agent may obtain fair value prices of foreign securities through utilization of a Fair Value Pricing Service previously approved by the Board where a movement in the U.S. equities market is sufficiently large to constitute a trigger established by the Pricing Committee.

SHAREHOLDER INFORMATION              (LOGO)

                      PURCHASING AND ADDING TO YOUR SHARES

     PURCHASING AND ADDING TO YOUR SHARES

     You may purchase shares of the Funds through the Distributor or through banks, brokers and other investment representatives, which may charge additional fees and may require higher minimum investments or impose other limitations on buying and selling shares. If you purchase shares through an investment representative, that party is responsible for transmitting orders by close of business and may have an earlier cut-off time for purchase and sale requests. Consult your investment representative or institution for specific information.

     Orders received by an investment representative that has been authorized to accept orders on the Funds' behalf prior to the time each Fund determines its NAV will be deemed accepted by the Funds the same day and will be executed at that day's closing share price. Each investment representative's agreement with the Funds permits the investment representative to transmit orders to the Funds that reflect orders received by the investment representative prior to each Fund's NAV calculation time, and to transmit those orders after that time and have those orders executed at the closing share price determined on the day the order was received by the investment representative.

DELIVERY OF SHAREHOLDER DOCUMENTS

     Copies of the Funds' prospectuses, SAI and shareholder reports ("Reports") are available, free of charge, on the Adviser's website, www.Giant5.com. To reduce the Funds' expenses, you will be asked to consent to receive Reports electronically and to provide your e-mail address on the Funds' account application. If a shareholder elects not to receive electronic copies of the Reports, paper copies will be mailed free of charge. Investors who are not shareholders of the Funds will be charged a $10 fee for each Report. The fee is intended to protect our shareholders by limiting the Funds' expenses and to encourage conservation of natural resources by using electronic media.

     In addition, to reduce the likelihood of our shareholders receiving duplicative mailings, the Funds intend to mail to those shareholders who have requested paper copies, only one copy of each Report to all of the shareholders having the same last name and residing at a common address. If you wish to receive separate copies of the Reports, please call 1-800-788-5680. The Funds will begin sending you individual copies thirty days after receiving your request.

SHAREHOLDER INFORMATION              (LOGO)

                      PURCHASING AND ADDING TO YOUR SHARES
                                    CONTINUED

     All purchases must be in U.S. dollars. A fee will be charged for any checks that do not clear. Third-party checks, money orders, travelers' checks and credit card convenience checks are not accepted. Bank starter checks will not be accepted for initial purchases.

  MINIMUM      MINIMUM
  INITIAL    SUBSEQUENT
INVESTMENT   INVESTMENT
----------   ----------
  $2,500        $100

     A Fund may waive its minimum purchase requirement and the Distributor may reject a purchase order if it considers it in the best interest of the Fund and its shareholders.

     Due to the proportionately higher costs of servicing accounts with low balances, accounts maintaining a balance under $10, 000 for a period of six month or more will be charged a $20 annual fee. Accounts exempt from this fee are IRAs, retirement plans, 401(k) plans, 403(b)(7) custodial accounts, SEPs and Money Purchase an/or Profit Sharing plans.

     A $15 annual maintenance fee will be charged on IRA and 401(k) accounts. If an annual maintenance fee has not yet been charged when the IRA or 401(k) account is completely liquidated, the full annual maintenance fee will be charged to the account at that time.

     AVOID 28% TAX WITHHOLDING


     The Funds are required to withhold 28% of taxable dividends, capital gains distributions and redemptions paid to shareholders who have not provided the Funds with their certified taxpayer identification number in compliance with IRS rules, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax; rather it is a way in which the IRS ensures that it will collect taxes otherwise due. Any amounts withheld may be credited against your U.S. federal income tax liability. To avoid this, make sure you provide your correct Tax Identification Number (Social Security Number for most investors) on your account application.


     INSTRUCTIONS FOR OPENING OR ADDING TO AN ACCOUNT

     BY REGULAR MAIL OR BY OVERNIGHT SERVICE

     Initial Investment:


     If purchasing through your brokerage account, simply tell your adviser or broker that you wish to purchase shares of the Funds and he or she will take care of the necessary documentation. For all other purchases, follow the instructions below.


     1. Carefully read, complete, and sign the account application. Establishing your account privileges now saves you the inconvenience of having to add them later.

     2. Make your check payable to "Giant 5 Funds" and include the name of the appropriate Fund(s) on the check.

     3.   Mail to: Giant 5 Funds, PO Box 183094, Columbus, Ohio 43218-3094.

     Subsequent Investment:

     1.   Use the investment slip attached to your account statement.

          Or, if unavailable,

     2.   Include the following information in writing:

          -    Fund name

          -    Share class

          -    Amount invested

          -    Account name

          -    Account number

     3.   Mail to: Giant 5 Funds, PO Box 183094,
          Columbus, Ohio 43218-3094.

     ELECTRONIC VS. WIRE TRANSFER

     Wire transfers allow financial institutions to send funds to each other, almost instantaneously. With an electronic purchase or sale, the transaction is made through the Automated Clearing House (ACH) and may take up to eight days to clear. There is generally no fee for ACH transactions.

SHAREHOLDER INFORMATION              (LOGO)

                      PURCHASING AND ADDING TO YOUR SHARES
                                    CONTINUED

     ELECTRONIC PURCHASES Your bank must participate in the Automated Clearing House (ACH) and must be a United States Bank. Your bank or broker may charge for this service.

     Select the electronic purchase option on your account application or call 1-800-788-5680. Your account can generally be set up for electronic purchases within 15 days.

     Call 1-800-788-5680 to arrange a transfer from your bank account.

     BY WIRE TRANSFER For information on how to request a wire transfer, call 1-800-788-5680.

     AUTOMATIC INVESTMENT PLAN

     You can make automatic investments in the Funds from your bank account, through payroll deduction or from your federal employment, Social Security or other regular government checks. Automatic investments can be as little as $100, once you've invested the $2,500 minimum required to open the account.

     To invest regularly from your bank account:

     Complete the Automatic Investment Plan portion on your Account Application.

     Make sure you note:

          -    Your bank name, address and account number

          -    The amount you wish to invest automatically (minimum $100)

          - How often you want to invest (every month, 4 times a year, twice a year or once a year)

          -    Attach a voided personal check.

     To invest regularly from your paycheck or government check:

     Call 1-800-788-5680 for an enrollment form.

     CUSTOMER IDENTIFICATION INFORMATION To help the U.S. Government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person's name appears on U.S. Government lists of known or suspected terrorists and terrorist organizations.

     As a result, the Funds must obtain the following information for each person that opens a new account:

          -    Name;

          -    Date of birth (for individuals);

          - Residential or business street address (although post office boxes are still permitted for mailing); and

     DIRECTED DIVIDEND OPTION

     By selecting the appropriate box in the Account Application, you can elect to receive your distributions in cash (check) or have distributions (capital gains and dividends) reinvested in the Fund or reinvested in another Giant 5 Fund. You must maintain the minimum balance in each Fund into which you plan to reinvest dividends or the reinvestment will be suspended and your dividends paid to you. The Fund may modify or terminate this reinvestment option without notice. You can change or terminate your participation in the reinvestment option at any time by calling 1-800-788-5680.

SHAREHOLER INFORMATION               (LOGO)

                      PURCHASING AND ADDING TO YOUR SHARES
                                    CONTINUED

          - Social security number, taxpayer identification number, or other identifying number.

     You may also be asked for a copy of your driver's license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.

     Federal law prohibits the Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above. After an account is opened, the Funds may restrict your ability to purchase additional shares until your identity is verified. The Funds may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

     ANTI-MONEY LAUNDERING PROGRAM

     Customer identification and verification is part of the Funds' overall obligation to deter money laundering under federal law. The Funds have adopted an anti-money laundering compliance program designed to prevent the Funds from being used for money laundering or the financing of terrorist activities. In this regard, the Funds reserve the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services, or (iii) involuntarily redeem your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Funds or in cases when the Funds are requested or compelled to do so by governmental or law enforcement authority.

     MARKET TIMING

     In accordance with policies and procedures adopted by the Board of Trustees, the Funds discourage market timing and other excessive trading practices. The Funds are intended primarily for use as long-term investment vehicles. Excessive and frequent short-term (market timing) trading practices may disrupt portfolio management strategies, increase brokerage and administrative costs, harm Fund performance and result in dilution in the value of Fund shares held by longer-term shareholders. Such excessive trading practices may be determined at management's discretion. DO NOT INVEST WITH GIANT 5 FUNDS IF YOU ARE A MARKET-TIMER.

     To deter market timing, the Funds impose redemption fees on shares sold or exchanged within 180 days of purchase. Redemption fees are also not charged on specified types of redemptions that do not indicate market timing strategies, such as redemptions of shares through automatic non-discretionary rebalancing programs or systematic withdrawal plans. Further exceptions and information are found in this prospectus under "Shareholder Information--Redemption Fees."

     The Funds and the Adviser reserve the right to reject or restrict purchase or exchange requests from any investor and also reserve the right to close any account in which a pattern of excessive trading has been identified.

     The Funds cannot guarantee that they will detect every market timer due to the limitations inherent in their technological systems. In addition, although the Funds will attempt to assess the redemption fee on all applicable redemptions, the Funds cannot guarantee that it will succeed in doing so. Although the Funds attempt to collect redemption fees uniformly, certain omnibus accounts or retirement plans may be unable or unwilling to provide the information needed to identify a transaction in an underlying account that would warrant a redemption fee. The Funds reserve the right to modify their policies and procedures at any time without prior notice as the Funds deem necessary in their sole discretion to be in the best interests of Fund shareholders, or to comply with state or Federal legal requirements.

SHAREHOLDER INFORMATION              (LOGO)

                               SELLING YOUR SHARES

     You may sell your shares at any time.

     Your sales price will be the next NAV after your sell order is received in proper form by the Fund, its transfer agent, or your investment representative. Normally you will receive your proceeds within a week after your request is received. See section on "Selling Your Shares."

     WITHDRAWING MONEY FROM YOUR FUND INVESTMENT

     As a mutual fund shareholder, you are technically selling shares when you request a withdrawal in cash. This is also known as redeeming shares or a redemption of shares.

     INSTRUCTIONS FOR SELLING SHARES

     If selling your shares through your financial adviser or broker, ask him or her for redemption procedures. Your adviser and/or broker may have transaction minimums and/or transaction times that will affect your redemption. For all other sales transactions, follow the instructions below.

     BY TELEPHONE

     (unless you have declined telephone sales privileges)

          1. Call 1-800-788-5680 with instructions as to how you wish to receive your funds (mail, wire, electronic transfer). (See "Selling Your Shares--Verifying Telephone Redemptions")

     BY MAIL OR OVERNIGHT SERVICE

     (See "Selling Your Shares--Redemptions in Writing Required")

          1. Call 1-800-788-5680 to request redemption forms or write a letter of instruction indicating:

               -    your Fund and account number

               -    amount you wish to redeem

               -    address where your check should be sent

               -    account owner signature

          2.   Mail to: Giant 5 Funds, PO Box 183094, Columbus, Ohio 43218-3094.

     WIRE TRANSFER

     You must select this option on your account application.

     Call 1-800-788-5680 to request a wire transfer.

     If you call by 4 p.m. Eastern time, your payment will normally be wired to your bank on the next business day. Otherwise, it will normally be wired on the second business day after your call. If a shareholder requires a wire transaction, the associated fee of $20 will be passed along to the shareholder.

     NOTE: Your financial institution may also charge a separate fee.

     ELECTRONIC REDEMPTIONS

     Call 1-800-788-5680 to request an electronic redemption. Your bank must participate in the Automated Clearing House (ACH) and must be a U.S. bank. If you call by 4 p.m. Eastern time, the NAV of your shares will normally be determined on the same day and the proceeds credited within 7 days. Your bank may charge for this service.

SHAREHOLDER INFORMATION              (LOGO)

                               SELLING YOUR SHARES
                                    CONTINUED

     SYSTEMATIC WITHDRAWAL PLAN

     You can receive automatic payments from your account on a monthly, quarterly, semi-annual or annual basis. The minimum withdrawal is $500. To activate this feature:

          - Make sure you have checked the appropriate box on the Account Application, or call 1-800-788-5680.

          - If you wish to have the proceeds from your systematic withdrawal deposited directly into a personal checking account, please provide a voided check from that account.

          - Your account must have a value of $100,000 or more to start withdrawals.

          - If the value of your account falls below $500, you may be asked to add sufficient funds to bring the account back to $500, or the Fund may close your account and mail the proceeds to you. In addition, if your account falls below $10,000, you will be charged a $20 annual fee. See "Purchasing and Adding to Your Shares" on page 25.

     REDEMPTIONS IN WRITING REQUIRED

     You must request a redemption in writing in the following situations:

     1.   Redemptions by Individual Retirement Accounts ("IRAs").

     2. Redemption requests requiring a signature guarantee, which include any of the following:

          - Your account address has changed within the last 15 business days;

          -    The check is not being mailed to the address on your account;

          -    The check is not being made payable to the owner of the account;

          - The redemption proceeds are being transferred to another Fund account with a different registration;

               or

          - The redemption proceeds are being wired to bank instructions currently not on your account.

     You must obtain a signature guarantee from members of the STAMP (Securities Transfer Agents Medallion Program), MSP (New York Stock Exchange Signature Program) or SEMP (Stock Exchanges Medallion Program). Members are subject to dollar limitations which must be considered when requesting their guarantee. The Transfer Agent may reject any signature guarantee if it believes the transaction would otherwise be improper.

     VERIFYING TELEPHONE REDEMPTIONS

     The Funds make every effort to insure that telephone redemptions are only made by authorized shareholders. All telephone calls are recorded for your protection and you will be asked for information to verify your identity. Given these precautions, unless you have specifically indicated on your application that you do not want the telephone redemption feature, you may be responsible for any fraudulent telephone orders. If appropriate precautions have not been taken, the Transfer Agent may be liable for losses due to unauthorized transactions.

     REDEMPTIONS WITHIN 15 DAYS OF INITIAL OR SUBSEQUENT INVESTMENT

     When you have made your initial or subsequent investment by check, you cannot redeem any portion of it until the Transfer Agent is satisfied that the check has cleared (which may require up to 15 days from date of purchase).

SHAREHOLDER INFORMATION              (LOGO)

     REDEMPTION FEE

     The Funds will charge a redemption fee of 2.00% of the total redemption amount if you sell or exchange your shares after holding them for less than 180 days subject to certain exceptions and limitations as described below. The redemption fee is paid directly to the Funds and is designed to offset brokerage commissions, market impact and other costs associated with short-term trading of Fund shares. For purposes of determining whether the redemption fee applies, the shares that were held the longest will be redeemed first.

     The redemption fee will not apply to shares representing the reinvestment of dividends and capital gains distributions. The redemption fee may also not apply on certain types of accounts such as certain omnibus accounts or retirement plans or other accounts to which application of the redemption fee is not technologically feasible. The redemption fee may also not apply to redemptions that do not indicate market timing strategies, such as redemptions of shares through automatic non-discretionary rebalancing programs, systematic withdrawal plans, redemptions requested within 180 days following the death or disability of the shareholder (or, if a trust, its beneficiary), redemptions requested pursuant to minimum required distributions from retirement plans or redemptions initiated by the Funds.

     DELAY IN PAYMENT OF REDEMPTION PROCEEDS

     Payment for shares may be delayed under extraordinary circumstances (such as a very large redemption that could affect a Fund's operations, for example, more than 1% of the Fund's net assets) or as permitted by the SEC in order to protect remaining shareholders.

     REDEMPTION PROCEEDS

     Redemption proceeds are generally paid in cash, but the Funds reserve the right to pay all or part of any redemption proceeds in kind, that is, in securities with a market value equal to the redemption price. If the Funds make a payment in securities, the securities will be valued in the same manner as NAV is calculated. The Funds may provide these securities in lieu of cash without prior notice. You would have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains you may realize from the sale, or from the sale of securities you receive.

     CLOSING OF SMALL ACCOUNTS

     If your account falls below $500 due to redemptions, the Fund may ask you to increase your balance. If it is still below $500 after 90 days, the Fund may close your account and send you the proceeds at the current NAV.

     UNDELIVERABLE DISTRIBUTION CHECKS

     For any shareholder who chooses to receive distributions in cash, if distribution checks (1) are returned and marked as "undeliverable" or (2) remain uncashed for six months, your account may be changed automatically so that all future distributions are reinvested in your account. Checks that remain uncashed for six months will be canceled and the money reinvested in the Fund.

SHAREHOLDER INFORMATION              (LOGO)

                            DISTRIBUTION ARRANGEMENTS

     There is no initial sales charge on purchases of Funds' shares.

     DISTRIBUTION FEES


     Each Fund has adopted a distribution plan (the "Distribution Plan"). Distribution Plan fees are used for marketing, advertising, and to compensate the Distributor and other dealers and investment representatives for services and expenses relating to the sale and distribution of each Fund's Freedom Shares and/or for providing shareholder services. Distribution Plan fees are paid from Fund assets on an ongoing basis and, thus, are borne by the shareholders. These fees will decrease the return on your investment. Pursuant to the Distribution Plan, the Investment System Fund and the Index System Fund pay a fee of 0.42% of the average daily net assets of the Fund attributable to Freedom Shares.


     DISTRIBUTION AND SHAREHOLDER SERVICING ARRANGEMENTS--REVENUE SHARING

     The Adviser and/or their affiliates may pay out of their own assets compensation to broker-dealers and other persons for the sale and distribution of the Shares and/or for the servicing of the Shares.

                             EXCHANGING YOUR SHARES


     You can exchange your shares in one Fund for shares of another Giant 5 Fund. No transaction fees are charged for exchanges. You should note, however, that the Funds will charge a redemption fee of 2.00% of the total redemption amount if you sell or exchange your shares after holding them for less than 180 days subject to certain exceptions and limitations. For more information on the redemption fee, see "Redemption Fee" on page 33.


     You must meet the minimum investment requirements for the Fund into which you are exchanging. Exchanges from one Fund to another are taxable.

     INSTRUCTIONS FOR EXCHANGING SHARES

     Exchanges may be made by sending a written request to Giant 5 Funds, PO Box 183094, Columbus, Ohio 43218-3094 or by calling 1-800-788-5680. Please provide the following information:

          -    Your name and telephone number

          -    The exact name on your account and account number

          - Taxpayer identification number (usually your social security number)

          -    Dollar value or number of shares to be exchanged

          -    The name of the Fund from which the exchange is to be made

          -    The name of the Fund into which the exchange is being made.

     See "Selling Your Shares" for important information about telephone transactions. To prevent disruption in the management of the Funds, due to market timing strategies, excessive exchange activity may be limited.

     NOTES ON EXCHANGES

     The registration and tax identification numbers of the two accounts must be identical.

     The Exchange Privilege (including automatic exchanges) may be changed or eliminated at any time upon a 60-day notice to shareholders.

     Be sure to read carefully the Prospectus of any Fund into which you wish to exchange shares.

SHAREHOLDER INFORMATION              (LOGO)

                       DIVIDENDS, DISTRIBUTIONS AND TAXES

     DIVIDENDS AND DISTRIBUTIONS

     All dividends and distributions will be automatically reinvested unless you request otherwise. Dividends on the Funds are paid semi-annually. Capital gains are distributed at least annually.

     The following information related to tax matters is meant as a general summary for U.S. taxpayers. Please see the SAI for more information.

     TAXES

     Each Fund intends to distribute all or substantially all of its net investment income and net capital gain in accordance with the timing requirements imposed by the Code and therefore should not be required to pay any federal income or excise taxes. Both distributions will be reinvested in shares of a Fund unless you elect to receive cash. Dividends from net investment income (including any excess of net short-term capital gain over net long-term capital loss) are taxable to investors as ordinary income or qualified dividend income, while distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss) are generally taxable as long-term capital gain, regardless of your holding period for the shares. Any dividends or capital gain distributions you receive from a Fund will normally be taxable to you when made, regardless of whether you reinvest dividends or capital gain distributions or receive them in cash.

     Each Fund expects that, as a result of its investment objectives and strategies, its distributions will consist primarily of short-term capital gains, which are taxable as ordinary income. A portion of the ordinary income dividends paid to you by a Fund may be qualified dividends eligible for taxation at long-term capital gain rates. Certain dividends or distributions declared in October, November or December will be taxed to shareholders as if received in December if they are paid during the following January. Each year the Funds will inform you of the amount and type of your distributions. IRAs and other qualified retirement plans are exempt from federal income taxation.

     Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment is the difference between the cost of your shares, including any sales charges, and the amount you receive when you sell them.

     There is no assurance that the Internal Revenue Service will not challenge a Fund's status as a regulated investment company, or that, if it were to do so, it would not prevail. If a Fund were to fail to qualify as a regulated investment company in any year, then the Fund would be subject to federal income tax on its net income and capital gains at regular corporate income tax rates (without a deduction for distributions to shareholders). When distributed, that income would also be taxable to shareholders as an ordinary dividend to the extent attributable to the Fund's earnings and profits. If a Fund were to fail to qualify as a regulated investment company and became subject to federal income tax, any shareholder would be subject to the risk of diminished investment returns.

     On the account application, you will be asked to certify that your social security number or taxpayer identification number is correct and that you are not subject to backup withholding for failing to report income to the IRS. If you are subject to backup withholding or you did not certify your taxpayer identification number, the IRS requires the Funds to withhold a percentage of any dividend and redemption or exchange proceeds. Each Fund reserves the right to reject any application that does not include a certified social security or taxpayer identification number.

     This summary is not intended to be and should not be construed to be legal or tax advice to any current holder of a Fund's shares. You should consult your own tax advisors to determine the tax consequences of owning Fund shares.

FINANCIAL HIGHLIGHTS                 (LOGO)

For more information about the Funds, the following documents are available free upon request:

ANNUAL/SEMIANNUAL REPORTS:

     The Funds' annual and semi-annual reports to shareholders will contain additional information on each Fund's investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI):

     The SAI provides more detailed information about the Funds, including their operations and investment policies. It is incorporated by reference and legally considered a part of this prospectus.

     YOU CAN GET FREE COPIES OF THE FUNDS' ANNUAL AND SEMI-ANNUAL REPORTS AND THE SAI, ON THE ADVISER'S WEBSITE: WWW.GIANT5.COM. SHAREHOLDERS MAY REQUEST TO RECEIVE PAPER COPIES, FREE OF CHARGE, BY CALLING OR WRITING TO THE FUNDS AT THE TELEPHONE NUMBER AND ADDRESS LISTED BELOW.

     YOU CAN REQUEST OTHER INFORMATION AND DISCUSS YOUR QUESTIONS ABOUT A FUND, BY CONTACTING A BROKER OR BANK THAT SELLS THE FUNDS OR BY CONTACTING THE FUNDS AT:


          GIANT 5 FUNDS
          PO BOX 183094
          COLUMBUS, OHIO 43218-3094
          TELEPHONE: 1-800-788-5680 OR
                     1-888-5GIANT5


     You can review the Fund's annual and semi-annual reports and SAI at the Public Reference Room of the Securities and Exchange Commission. You can get text-only copies:

     - For a duplicating fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102, or by electronic request at publicinfo@sec.gov. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-8090.

     Free from the Commission's Website at http://www.sec.gov.


Investment Company Act file no. 811-21836.

                       STATEMENT OF ADDITIONAL INFORMATION

                                  GIANT 5 FUNDS

                         GIANT 5 TOTAL INVESTMENT SYSTEM
                           GIANT 5 TOTAL INDEX SYSTEM


                                   MAY 1, 2006


                                3435 STELZER ROAD
                              COLUMBUS, OHIO 43219

                               INVESTMENT ADVISER:
                             THE WILLIS GROUP, INC.
                                 (THE "ADVISER")

     This Statement of Additional Information (the "SAI") describes the Giant 5 Total Investment System and the Giant 5 Total Index System (each, a "Fund", and, collectively, the "Funds") offered by Giant 5 Funds (the "Trust"). The Trust is a registered open-end investment company that currently offers two classes of shares; Independence Shares and Freedom Shares.

     Each Fund constitutes a separate investment portfolio with distinct investment objectives and policies. Shares of the Funds are sold to the public by BISYS Fund Services, Limited Partnership, as Distributor to the Funds, as an investment vehicle for individuals, institutions, corporations and fiduciaries, including clients of the Adviser or its affiliates.

     This SAI is not a prospectus and is only authorized for distribution when preceded or accompanied by the prospectuses for the Funds, each dated April 1, 2006 (each, a "Prospectus"). This SAI contains additional and more detailed information than that set forth in a Prospectus and should be read in conjunction with a Prospectus. A Prospectus may be obtained, without charge, on the Adviser's website (www.Giant5.com) or shareholders may obtain paper copies of the prospectus by writing the Funds at the address above or calling 1-800-788-5680.

                                TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
GENERAL INFORMATION......................................................      4
INVESTMENT OBJECTIVE, POLICIES AND RESTRICTIONS..........................      4
PORTFOLIO SECURITIES.....................................................      5
PORTFOLIO TURNOVER.......................................................     37
DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION.............................     37
MANAGEMENT...............................................................     38
CODE OF ETHICS...........................................................     40
INVESTMENT ADVISER TO THE FUNDS..........................................     41
PORTFOLIO MANAGEMENT INFORMATION.........................................     41
PROXY VOTING POLICIES....................................................     42
DISTRIBUTION OF FUND SHARES..............................................     42
DISTRIBUTION PLAN........................................................     43
DISTRIBUTION SERVICES....................................................     43
ADMINISTRATION...........................................................     43
CUSTODIAN................................................................     44
COUNSEL..................................................................     44
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM............................     44
EXPENSES.................................................................     45
DETERMINATION OF NET ASSET VALUE.........................................     45
PORTFOLIO TRANSACTIONS...................................................     46
PURCHASE OF SHARES.......................................................     47
REDEMPTION OF SHARES.....................................................     49
DIVIDENDS AND DISTRIBUTIONS..............................................     50
ADDITIONAL TAX INFORMATION...............................................     50
OTHER INFORMATION........................................................     53
APPENDIX A - DESCRIPTION OF RATINGS......................................    A-1

APPENDIX B - GIANT 5 FUNDS, PROXY VOTING POLICY..........................    B-1
APPENDIX C - THE WILLIS GROUP, PROXY VOTING POLICY.......................    C-1

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THE PROSPECTUS, OR IN THIS STATEMENT OF ADDITIONAL INFORMATION INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY THE PROSPECTUSES AND, IF GIVEN OR MADE, SUCH INFORMATION OR PRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUNDS. THIS STATEMENT OF ADDITIONAL INFORMATION DOES NOT CONSTITUTE AN OFFERING BY THE FUNDS IN ANY JURISDICTION IN WHICH SUCH AN OFFERING MAY NOT LAWFULLY BE MADE.

                               GENERAL INFORMATION

     The Giant 5 Total Investment System and Giant 5 Total Index System are series of Giant 5 Funds, an open-end management investment company that was organized as a trust under the laws of the State of Delaware on November 9, 2005. Each series has different and distinct investment objectives and policies. The Funds are described in this Statement of Additional Information (the "SAI"). The Funds are currently offered through two classes of shares; Independence Shares and Freedom Shares. Each Fund is non-diversified, as that term is defined in the Investment Company Act of 1940, as amended (the "1940 Act").

     Shares of the Fund are continuously offered for sale by the Fund's Distributor at the applicable public offering price (i) directly to the public,
(ii) to clients of a financial institution, such as a federal or state-chartered bank, trust company or savings and loan association that has entered into a servicing agreement with the Trust (collectively, "Servicing Agents"), and (iii) to clients of a securities broker that has entered into a dealer agreement with the Distributor. See "Purchase of Shares".

                 INVESTMENT OBJECTIVE, POLICIES AND RESTRICTIONS

     The Prospectuses for the Funds discuss the investment objectives and strategies for each Fund and explains how each allocates its assets among the different types of securities that each Fund may invest in. Each Fund is a "fund of funds," which means that the Fund invests in other mutual funds and exchange traded funds ("Underlying Funds"). The Funds and Underlying Funds may invest in stocks, bonds and other securities and reflect varying amounts of potential investment risk and reward.

     As with all mutual funds, there can be no assurance that the investment objectives of each Fund will be achieved. Each Fund's investment objectives may be changed without approval by the holders of a majority (as defined in the 1940 Act of such Fund's outstanding voting shares).

Investment Restrictions. Each Fund has adopted investment policies which may be fundamental or non-fundamental. Fundamental policies cannot be changed without approval by the holders of a majority (as defined in the 1940 Act) of the outstanding voting securities of such Fund, as the case may be.

     Non-fundamental policies may be changed without shareholder approval by vote of a majority of the Trustees of the Trust at any time.

Fundamental Investment Restrictions. Each Fund is subject to the following investment restrictions, all of which are fundamental policies.

     Other than as described in the Funds' Prospectuses, each Fund may not:

     (1) purchase or sell commodities, provided that (i) currency will not be deemed to be a commodity for purposes of this restriction, (ii) this restriction does not limit the purchase or sale of derivative instruments including swap agreements, futures contracts, forward contracts or options and (iii) this restriction does not limit the purchase or sale of Underlying Funds which invest in commodities;

     (2) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Funds from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

     (3) borrow money or issue senior securities, except to the extent permitted under the 1940 Act, including the rules, regulations and any orders obtained thereunder;

     (4) make loans to other parties, except to the extent permitted under the 1940 Act, including the rules, regulations and any orders obtained thereunder. For the purposes of this limitation, entering into repurchase agreements, lending securities and acquiring any debt securities are not deemed to be the making of loans;

     (5) underwrite securities of other issuers, except to the extent that the purchase of permitted investments directly from the issuer thereof or from an underwriter for an issuer and the later disposition of such securities in accordance with a Fund's investment program may be deemed to be an underwriting; and

     (6) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities and securities issued by investment companies) if, as a result, 25% or more of the Fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry or group of industries.

     With respect to paragraph (3), the 1940 Act currently allows a Fund to borrow up to one-third of the value of its total assets (including the amount borrowed) less liabilities (not including the amount borrowed) at the time the borrowing is made. With respect to paragraph (4), the 1940 Act and regulatory interpretations currently limit the percentage of a Fund's securities that may be loaned to one-third of the value of its total assets.

Non-Fundamental Investment Restrictions. Each of the Funds are subject to the following non-fundamental policies.

     As a matter of non-fundamental policy:

     (1) The Funds may invest in shares of other registered investment companies, subject to the limitations of Section 12(d)(1)(F) of the 1940 Act. Under the 1940 Act, a Fund's investment in such securities currently is limited in that, immediately after such purchase not more than 3% of the total voting stock of such issuer is owned by the Fund, unless such issuer has received an exemptive order issued by the Securities and Exchange Commission ("SEC") permitting otherwise. The investment companies in which the Funds invest charge fees for operating expenses, such as investment advisory and administration fees, that would be in addition to those charged by a Fund.

                              PORTFOLIO SECURITIES

     The Funds and the Underlying Funds may participate in the following permitted investment activities. Unless otherwise indicated, references to the "Funds" includes the Funds and the Underlying Funds. The following information supplements, and should be read in conjunction with, the Prospectuses.

INVESTMENT COMPANY SECURITIES

     Each Fund may invest in securities issued by other investment companies. Under the 1940 Act, a fund's investment in such securities currently is limited, in accordance with the following certain exceptions (i) immediately after such purchase not more than 3% of the total voting stock of such issuer is owned by the Fund and affiliate, and (ii) the Fund's offering price does not involve a sales load of more than 1.5%. Investments in the securities of other investment companies generally will involve duplication of advisory fees and certain other expenses. Each investment company will be a registered investment company and will operate subject to a variety of regulatory constraints. While such regulation does not guarantee the investment success of an investment company, or assure that it will not suffer investment losses, the Adviser believes that such investment companies provide a sound foundation upon which to base an investment portfolio.

     About Index Funds. The underlying index funds are not managed according to traditional methods of "active" investment management, which involve the buying and selling of securities based upon economic, financial, and market analyses and investment judgment. Instead, each underlying index fund, utilizing essentially a "passive" or "indexing" investment approach, seeks to replicate, before each such index fund's expenses (which can be expected to reduce the total return of that fund), the total return of its respective index. The investment performance of each index does not reflect expenses, it is a number which does not take into account brokerage commissions and other transaction costs, custody and other costs of investing, and any incremental operating costs (e.g., transfer agency, accounting) that will be borne by the index funds. Since each index fund seeks to replicate the total return of its target index, the investment adviser of the index fund generally will not attempt to judge the merits of any particular security as an investment. Under normal circumstances, it is anticipated that an underlying index fund's total return over periods of one year and longer will approximate, but not match, the total return of the applicable indices.

     Exchange Traded Funds. ("ETFs") ETFs are investment companies whose shares are bought and sold on a securities exchange. An ETF holds a portfolio of securities designed to track a particular market segment or index. Some examples of ETFs are SPDRs(R), streetTRACKS, DIAMONDS(SM), NASDAQ 100 Index Tracking Stock(SM) ("QQQs(SM)") and iShares(R).

     An investment in an ETF generally presents the same primary risks as an investment in a fund that is not exchange traded and that has the same investment objectives, strategies, and policies. The price of an ETF can fluctuate within a wide range, and a Fund could lose money investing in an ETF if the prices of the stocks owned by the ETF go down. In addition, ETFs are subject to the following risks that do not apply to other funds: (i) the market price of the ETF's shares may trade at a discount to their net asset value; (ii) an active trading market for an ETF's shares may not develop or be maintained; or (iii) trading of an ETF's shares may be halted if the listing exchange's officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide "circuit breakers" (which are tied to large decreases in stock prices) halts stock trading generally.

EQUITY SECURITIES

     Equity securities represent ownership interests in a company and consist of common stocks, preferred stocks, warrants to acquire common stock, and securities convertible into common stock. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which a fund invests will cause the net asset value of a fund to fluctuate. The Funds may purchase equity securities traded in the U.S. or foreign countries on securities exchanges or the over-the-counter market. Equity securities are described in more detail below:

     Common Stock. Common stock represents an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock.

     Preferred Stock. Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock.

     Warrants. Warrants are instruments that entitle the holder to buy an equity security at a specific price for a specific period of time. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company. A warrant ceases to have value if it is not exercised prior to its expiration date. These factors can make warrants more speculative than other types of investments.

     Convertible Securities. Convertible securities are bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by a Fund is called for redemption or conversion, the fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third-party.

     Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at a price above their "conversion value," which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities may also be interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk, and are often lower-quality securities.

     Generally, capitalization or market capitalization is a measure of a company' size. Investing in equity securities of small and medium capitalization companies often involves greater risk than is customarily associated with investments in larger capitalization companies. This increased risk may be due to the greater business risks of smaller size, limited markets and financial resources, narrow product lines and frequent lack of depth of management. The securities of smaller companies are often traded in the over-the-counter market and even if listed on a national securities exchange may not be traded in volumes typical for that exchange. Consequently, the securities of smaller companies are less likely to be liquid, may have limited market stability, and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

HOLDRS

     A Fund may invest in Holding Company Depositary Receipts ("HOLDRs"). HOLDRs are trust-issued receipts that represent a Fund's beneficial ownership of a specific group of stocks. HOLDRs involve risks similar to the risks of investing in common stock. For example, a Fund's investment will decline in value if the underlying stocks decline in value. Because HOLDRs are not subject to concentration limits, the relative weight of an individual stock may increase substantially, causing the HOLDRs to be less diverse and creating more risk.

FOREIGN SECURITIES

     The Funds may invest in foreign securities. Foreign investments can involve significant risks in addition to the risks inherent in U.S. investments. The value of securities denominated in or indexed to foreign currencies, and of dividends and interest from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices on some foreign markets can be highly volatile. Many foreign countries lack uniform accounting and disclosure standards comparable to those applicable to U.S. companies and it may be more difficult to obtain reliable information regarding an issuer's financial condition and operations. In addition, the costs of foreign investing, including withholding taxes, brokerage commissions, and custodial costs, generally are higher than for U.S. investments.

     Foreign markets may offer less protection to investors than U.S. markets. Foreign issuers, brokers, and securities markets may be subject to less government supervision. Foreign security trading practices, including those involving the release of assets in advance of payment, may invoke increased risks in the event of a failed trade or the insolvency of a broker-dealer, and may involve substantial delays. It also may be difficult to enforce legal rights in foreign countries.

     Investing abroad also involves different political and economic risks. Foreign investments may be affected by actions of foreign governments adverse to the interests of U.S. investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, and restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars, or other government intervention. There may be a greater possibility of default by foreign governments or foreign government-sponsored enterprises. Investments in foreign countries also involve a risk of local political, economic or social instability, military action or unrest, or adverse diplomatic developments. There is no assurance that an advisor will be able to anticipate or counter these potential events and their impacts on the Fund's share price.

     Investments by a Fund in emerging markets securities include special risks in addition to those generally associated with foreign investing. Many investments in emerging markets can be considered speculative, and the value of those investments can be more volatile than in more developed foreign markets. Emerging markets also have different clearance and settlement procedures, and delays in settlement could result in temporary periods when a portion of the assets is uninvested and no return is earned thereon. The inability to make intended security purchases due to settlement problems could cause a Fund to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result either in losses to a Fund due to subsequent declines in the value of those securities or possible liability to the purchaser. Many emerging markets have experienced substantial rates of inflation for many years, which has had and may continue to have adverse effects on the economies and securities markets of certain emerging market countries. In an attempt to control inflation, certain emerging market countries have imposed wage and price controls. Emerging market governmental issuers are among the largest debtors to commercial banks, foreign governments, international financial organizations and other financial institutions. Debt obligations of emerging market countries may involve a high degree of risk, and may be in default or present the risk of default. Certain emerging market governmental issuers have not been able or have been unwilling to make payments of interest or principal on debt obligations as those payments have come due.

CURRENCY TRANSACTIONS

     A currency exchange transaction may be conducted either on a spot (i.e., cash) basis at the spot rate for purchasing or selling currency prevailing in the foreign exchange market or through a forward currency exchange contract ("forward contract"). A forward contract is an agreement to purchase or sell a specified currency at a specified future date (or within a specified time period) and price set at the time of the contract. Forward contracts are usually entered into with banks, foreign exchange dealers or broker-dealers, are not exchange-traded, and are usually for less than one year, but may be renewed.


     Forward currency transactions may involve currencies of the different countries in which a Fund may invest, and serve as hedges against possible variations in the exchange rate between these currencies. Transaction hedging is the purchase or sale of a forward contract with respect to specific payables or receivables of a Fund accruing in connection with the purchase or sale of portfolio securities. Portfolio hedging is the use of a forward contract with respect to a portfolio security position denominated or quoted in a particular currency. A Fund may engage in portfolio hedging with respect to the currency of a particular country in amounts approximating actual or anticipated positions in securities denominated in that currency.


     If a Fund enters into a forward contract hedging an anticipated purchase of portfolio securities, assets of that Fund having a value at least as great as the Fund's commitment under such forward contract will be segregated on the books of the portfolio fund while the contract is outstanding.


     At the maturity of a forward contract to deliver a particular currency, a Fund may either sell the portfolio security related to such contract and make delivery of the currency, or it may retain the security and either acquire the currency on the spot market or terminate its contractual obligation to deliver the currency by purchasing an offsetting contract with the same currency trader obligating it to purchase on the same maturity date the same amount of the currency.


     It is impossible to forecast with absolute precision the market value of portfolio securities at the expiration of a forward contract. Accordingly, it may be necessary for a Fund to purchase additional currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of currency that the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the currency. Conversely, it may be necessary to sell on the spot market some of the currency received upon the sale of the portfolio security if its market value exceeds the amount of currency that the Fund is obligated to deliver.


     Hedging against a decline in the value of a currency does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. Such transactions also preclude the opportunity for gain if the value of the hedged currency should rise. Moreover, it may not be possible for a Fund to hedge against a devaluation that is so generally anticipated that the Fund is not able to contract to sell the currency at a price above the devaluation level it anticipates. The cost to a Fund of engaging in currency exchange transactions varies with such factors as the currency involved, the length of the contract period, and prevailing market conditions. Since currency exchange transactions are usually conducted on a principal basis, no fees or commissions are involved.

EUROBONDS AND YANKEE BONDS


     Bonds issued by foreign branches of U.S. banks ("Eurobonds") and bonds issued by a U.S. branch of a foreign bank and sold in the United States ("Yankee bonds"). These bonds are bought and sold in U.S. dollars, but generally carry with them the same risks as investing in foreign securities.


RESTRICTED SECURITIES

     A Fund may invest up to 15% of its net assets in illiquid securities. An illiquid security generally is one that cannot be sold in the ordinary course of business within seven days at substantially the value assigned to it in calculations of a Fund's net asset value. Repurchase agreements maturing in more than seven days, OTC derivatives, and restricted securities are generally illiquid; other types of investments may also be illiquid from time to time. If, through the appreciation of illiquid securities or the depreciation of liquid securities, a Fund should be in a position where more than 15% of the value of its net assets are invested in illiquid assets, that Fund will take appropriate steps to protect liquidity. Illiquid securities are priced at a fair value determined in good faith by the board of directors or trustees of the fund or its delegate. A Fund may be unable to realize a favorable price upon sale of the securities, or in some cases may not be able to sell the securities.


     Restricted securities may be sold only in privately negotiated transactions or in a public offering with respect to which a registration statement is in effect under the Securities Act of 1933 (the "1933 Act"). Where registration is required, a Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the portfolio fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to sell. Restricted securities will be priced at a fair value as determined in good faith by the board of the Fund.


     Notwithstanding the above, a Fund may purchase securities that have been privately placed but that are eligible for purchase and sale under Rule 144A under the 1933 Act. That rule permits certain qualified institutional buyers, such as the Funds, to trade in privately placed securities that have not been registered for sale under the 1933 Act. Generally, the Fund's investment adviser, under the supervision of the board of directors or trustees, will consider whether securities purchased under Rule 144A are illiquid and thus subject to a Fund's restriction of investing no more than 15% of its assets in illiquid securities. Investing in Rule 144A securities could have the effect of increasing the amount of a Fund's assets invested in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.



     The 1940 Act provides that a mutual fund ("Acquired Fund") whose shares are purchased by another fund ("Acquiring Fund") is obliged to redeem shares held by the Acquiring Fund only in an amount up to 1% of the Acquired Fund's outstanding securities during any period of less than 30 days. Accordingly, shares held by a Fund in excess of 1% of an Underlying Fund's outstanding shares would, if the Fund had not made the election described below, be considered illiquid securities that, together with other such securities, may not exceed 15% of that Fund's net assets. However, with respect to those Underlying Funds that have elected to reserve the right to pay redemption requests by a distribution in kind of securities from its portfolio, instead of cash, these positions may be treated as liquid. Under certain circumstances an Underlying Fund may determine to make payment of a redemption by a Fund (wholly or in part) by a distribution in kind of securities from its portfolio, instead of cash. As a result, a Fund may hold securities distributed by an Underlying Fund until such time as management determines it appropriate to dispose of the securities. That disposition will impose additional costs on the Fund.


DEBT SECURITIES

     Investors should be aware that even though interest-bearing obligations are investments which promise a stable stream of income, the prices of such securities are inversely affected by changes in interest rates and, therefore, are subject to the risk of market price fluctuations. Long-term obligations are affected to a greater extent by interest rates than shorter term obligations. The values of fixed-income obligations also may be affected by changes in the credit rating or financial condition of the issuing entities.

     A Fund may invest in debt securities, including lower-rated securities (i.e., securities rated BB or lower by Standard & Poor's Corporation, a division of The McGraw Hill Companies ("S&P") or Ba or lower by Moody's Investor Services, Inc. ("Moody's"), commonly called "junk bonds"), and securities that are not rated. There may be no restrictions as to the ratings of debt securities acquired by a portfolio fund or the portion of a portfolio fund's assets that may be invested in debt securities in a particular ratings category.


     Securities rated BBB or Baa are considered to be medium grade and to have speculative characteristics. Lower-rated debt securities are predominantly speculative with respect to the issuer's capacity to pay interest and repay principal. Investment in medium- or lower-quality debt securities involves greater investment risk, including the possibility of issuer default or bankruptcy. An economic downturn could severely disrupt the market for such securities and adversely affect the value of such securities. In addition, lower-quality bonds are less sensitive to interest rate changes than higher-quality instruments and generally are more sensitive to adverse economic changes or individual corporate developments. During a period of adverse economic changes, including a period of rising interest rates, the junk bond market may be severely disrupted, and issuers of such bonds may experience difficulty in servicing their principal and interest payment obligations.


     Medium- and lower-quality debt securities may be less marketable than higher-quality debt securities because the market for them is less broad. The market for unrated debt securities is even narrower. During periods of thin trading in these markets, the spread between bid and asked prices is likely to increase significantly, and a portfolio fund may have greater difficulty selling its portfolio securities. The market value of these securities and their liquidity may be affected by adverse publicity and investor perceptions.


     The debt securities held by a Fund may have redemption or call provisions. If an issuer exercises these provisions in a declining interest rate market, the Fund would have to replace the security with a lower yielding security, resulting in a decreased return for the investors in the Fund. Conversely, a high yield, high risk security's value will decrease in a rising interest rate market, as will the value of the Fund's assets.


     Special tax considerations are associated with investing in debt securities structured as zero coupon or pay-in-kind securities. A Fund will report the interest on these securities as income even though it receives no cash interest until the security's maturity or payment date.


     Credit ratings evaluate the safety of principal and interest payments, not the market value risk of debt securities. Rating agencies may fail to change the credit ratings in a timely manner to reflect subsequent events. To the extent that a Fund invests in medium- and lower-quality debt securities, the achievement of a Fund's investment objective may be more dependent on the Fund's own credit analysis than is the case for higher quality bonds. A more complete description of the characteristics of bonds in each ratings category is included in Appendix A to this SAI.

HIGH YIELD SECURITIES

     High yield securities, commonly referred to as junk bonds, are debt obligations rated below investment grade, i.e., below BBB by Standard & Poor's Ratings Group ("S&P") or Baa by Moody's Investors Service, Inc. ("Moody's"), or their unrated equivalents. The risks associated with investing in high yield securities include: (i) high yield, lower rated bonds involve greater risk of default or price declines than investments in investment grade securities (e.g., securities rated BBB or higher by S&P or Baa or higher by Moody's) due to changes in the issuer's creditworthiness; (ii) the market for high risk, high yield securities may be thinner and less active, causing market price volatility and limited liquidity in the secondary market. This may limit the ability of a Fund to sell these securities at their fair market values either to meet redemption requests, or in response to changes in the economy or the financial markets; (iii) Market prices for high risk, high yield securities may also be affected by investors' perception of the issuer's credit quality and the outlook for economic growth. Thus, prices for high risk, high yield securities may move independently of interest rates and the overall bond market; and (iv) the market for high risk, high yield securities may be adversely affected by legislative and regulatory developments.

INFLATION-INDEXED BONDS

     Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the Consumer Price Index accruals as part of a semiannual coupon.

     Inflation-indexed securities issued by the U.S. Treasury have maturities of five, ten or thirty years, although it is possible that securities with other maturities will be issued in the future. The U.S. Treasury securities pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount. For example, if a Fund purchased an inflation-indexed bond with a par value of $1,000 and a 3% real rate of return coupon (payable 1.5% semi-annually), and inflation over the first six months were 1%, the mid-year par value of the bond would be $1,010 and the first semi-annual interest payment would be $15.15 ($1,010 times 1.5%). If inflation during the second half of the year resulted in the whole years' inflation equaling 3%, the end-of-year par value of the bond would be $1,030 and the second semi-annual interest payment would be $15.45 ($1,030 times 1.5%).

     If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. The Funds may also invest in other inflation related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

     The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.

     While these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond's inflation measure.

     The periodic adjustment of U.S. inflation-indexed bonds is tied to the Consumer Price Index for Urban Consumers ("CPI-U"), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.

     Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

MUNICIPAL BONDS


     A Fund may invest in debt securities issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies or instrumentalities, the interest on which is exempt from federal income tax ("Municipal Bonds"). Municipal Bonds include debt securities which pay interest income that is subject to the alternative minimum tax. A Fund may invest in Municipal Bonds whose issuers pay interest on the Bonds from revenues from projects such as multifamily housing, nursing homes, electric utility systems, hospitals or life care facilities.

     If a revenue bond is secured by payments generated from a project, and the revenue bond is also secured by a lien on the real estate comprising the project, foreclosure by the indenture trustee on the lien for the benefit of the bondholders creates additional risks associated with owning real estate, including environmental risks.

     Housing revenue bonds typically are issued by a state, county or local housing authority and are secured only by the revenues of mortgages originated by the authority using the proceeds of the bond issue. Because of the impossibility of precisely predicting demand for mortgages from the proceeds of such an issue, there is a risk that the proceeds of the issue will be in excess of demand, which would result in early retirement of the bonds by the issuer. Moreover, such housing revenue bonds depend for their repayment upon the cash flow from the underlying mortgages, which cannot be precisely predicted when the bonds are issued. Any difference in the actual cash flow from such mortgages from the assumed cash flow could have an adverse impact upon the ability of the issuer to make scheduled payments of principal and interest on the bonds, or could result in early retirement of the bonds. Additionally, such bonds depend in part for scheduled payments of principal and interest upon reserve funds established from the proceeds of the bonds, assuming certain rates of return on investment of such reserve funds. If the assumed rates of return are not realized because of changes in interest rate levels or for other reasons, the actual cash flow for scheduled payments of principal and interest on the bonds may be inadequate. The financing of multi-family housing projects is affected by a variety of factors, including satisfactory completion of construction within cost constraints, the achievement and maintenance of a sufficient level of occupancy, sound management of the developments, timely and adequate increases in rents to cover increases in operating expenses, including taxes, utility rates and maintenance costs, changes in applicable laws and governmental regulations and social and economic trends.

     Electric utilities face problems in financing large construction programs in inflationary periods, cost increases and delay occasioned by environmental considerations (particularly with respect to nuclear facilities), difficulty in obtaining fuel at reasonable prices, the cost of competing fuel sources, difficulty in obtaining sufficient rate increases and other regulatory problems, the effect of energy conservation and difficulty of the capital market to absorb utility debt.

     Health care facilities include life care facilities, nursing homes and hospitals. Life care facilities are alternative forms of long-term housing for the elderly which offer residents the independence of condominium life style and, if needed, the comprehensive care of nursing home services. Bonds to finance these facilities have been issued by various state industrial development authorities. Since the bonds are secured only by the revenues of each facility and not by state or local government tax payments, they are subject to a wide variety of risks. Primarily, the projects must maintain adequate occupancy levels to be able to provide revenues adequate to maintain debt service payments. Moreover, in the case of life care facilities, since a portion of housing, medical care and other services may be financed by an initial deposit, there may be risk if the facility does not maintain adequate financial reserves to secure estimated actuarial liabilities. The ability of management to accurately forecast inflationary cost pressures weighs importantly in this process. The facilities may also be affected by regulatory cost restrictions applied to health care delivery in general, particularly state regulations or changes in Medicare and Medicaid payments or qualifications, or restrictions imposed by medical insurance companies. They may also face competition from alternative health care or conventional housing facilities in the private or public sector. Hospital bond ratings are often based on feasibility studies which contain projections of expenses, revenues and occupancy levels. A hospital's gross receipts and net income available to service its debt are influenced by demand for hospital services, the ability of the hospital to provide the services required, management capabilities, economic developments in the service area, efforts by insurers and government agencies to limit rates and expenses, confidence in the hospital, service area economic developments, competition, availability and expense of malpractice insurance, Medicaid and Medicare funding, and possible federal legislation limiting the rates of increase of hospital charges.

     A Fund may invest in municipal lease securities. These are undivided interests in a portion of an obligation in the form of a lease or installment purchase which is issued by state and local governments to acquire equipment and facilities. Municipal leases frequently have special risks not normally associated with general obligation or revenue bonds. Leases and installment purchase or conditional sale contracts (which normally provide for title to the leased asset to pass eventually to the governmental issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting the constitutional and statutory requirements for the issuance of debt. The debt-issuance limitations are deemed to be inapplicable because of the inclusion in many leases or contracts of "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis. Although the obligations will be secured by the leased equipment or facilities, the disposition of the property in the event of non-appropriation or foreclosure might, in some cases, prove difficult. There are, of course, variations in the security of municipal lease securities, both within a particular classification and between classifications, depending on numerous factors.

     A Fund may also invest in bonds for industrial and other projects, such as sewage or solid waste disposal or hazardous waste treatment facilities. Financing for such projects will be subject to inflation and other general economic factors as well as construction risks including labor problems, difficulties with construction sites and the ability of contractors to meet specifications in a timely manner. Because some of the materials, processes and wastes involved in these projects may include hazardous components, there are risks associated with their production, handling and disposal.


ZERO COUPON BONDS, DEFERRED INTEREST BONDS AND PIK BONDS


     A Fund may invest in zero coupon bonds, deferred interest bonds and bonds on which the interest is payable in kind ("PIK bonds"). Zero coupon and deferred interest bonds are debt obligations which are issued at a significant discount from face value. The discount approximates the total amount of interest the bonds will accrue and compound over the period until maturity or the first interest payment date at a rate of interest reflecting the market rate of the security at the time of issuance. While zero coupon bonds do not require the periodic payment of interest, deferred interest bonds provide for a period of delay before the regular payment of interest begins. PIK bonds are debt obligations which provide that the issuer may, at its option, pay interest on such bonds in cash or in the form of additional debt obligations. Such investments benefit the issuer by mitigating its need for cash to meet debt service, but also require a higher rate of return to attract investors who are willing to defer receipt of such cash. Such investments may experience greater volatility in market value than debt obligations which make regular payments of interest. A Fund will accrue income on such investments for tax and accounting purposes, which is distributable to shareholders and which, because no cash is received at the time of accrual, may require the liquidation of other portfolio securities to satisfy the Fund's distribution obligations.

BRADY BONDS

     A Fund may invest in Brady Bonds, which are securities created through the exchange of existing commercial bank loans to public and private entities in certain emerging markets for new bonds in connection with debt restructurings under a debt restructuring plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady (the "Brady Plan"). Brady Plan debt restructurings have been implemented in a number of countries including Argentina, Brazil, Bulgaria, Costa Rica, Croatia, Dominican Republic, Ecuador, Jordan, Mexico, Morocco, Nigeria, Panama, Peru, the Philippines, Poland, Slovenia, Uruguay and Venezuela. Brady Bonds have been issued only recently, and for that reason do not have a long payment history. Brady Bonds may be collateralized or uncollateralized, are issued in various currencies (but primarily the U.S. dollar) and are actively traded in over-the-counter secondary markets. U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed rate bonds or floating-rate bonds, are generally collateralized in full as to principal by U.S. Treasury zero coupon bonds having the same maturity as the bonds. Brady Bonds are often viewed as having three or four valuation components: the collateralized repayment of principal at final maturity; the collateralized interest payments; the uncollateralized interest payments; and any uncollateralized repayment of principal at maturity (these uncollateralized amounts constituting the "residual risk"). In light of the residual risk of Brady Bonds and the history of defaults of countries issuing Brady Bonds with respect to commercial bank loans by public and private entities, investments in Brady Bonds may be viewed as speculative.

TENDER OPTION BONDS

     A tender option bond is a municipal security (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate that is substantially higher than prevailing short-term tax-exempt rates and that has been coupled with the agreement of a third party, such as a bank, broker-dealer or other financial institution, who grants the security holder the option, at periodic intervals, to tender the security to it and receive the face value thereof. As consideration for providing the option, the third party financial institution receives periodic fees equal to the difference between the municipal security's fixed coupon rate and the rate, as determined by a remarketing or similar agent at or near the commencement of such period, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term tax-exempt rate. In certain instances and for certain tender option bonds, the option may be terminable in the event of a default in payment of principal or interest on the underlying municipal securities and for other reasons.

FORWARD COMMITMENTS, WHEN-ISSUED PURCHASES AND DELAYED DELIVERY TRANSACTIONS

     A Fund may purchase or sell securities on a when-issued or delayed delivery basis and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time. Securities purchased or sold on a when-issued, delayed-delivery or forward commitment basis involve a risk of loss if the value of the security to be purchased declines, or the value of the security to be sold increases, before the settlement date. A Fund may dispose of securities purchased on a when-issued, delayed-delivery or a forward commitment basis before settlement when deemed appropriate by the Fund's investment adviser.

SECURITIES LENDING

     A Fund may make long and short term loans of its portfolio securities to parties such as broker-dealers, banks, or institutional investors. Securities lending allows a Fund to retain ownership of the securities loaned and, at the same time, to earn additional income. Since there may be delays in the recovery of loaned securities, or a loss of rights in collateral supplied, should the borrower fail financially, loans will be made only to parties whose creditworthiness has been reviewed and deemed satisfactory by the Fund's investment adviser. Furthermore, they will only be made if, in the judgment of the investment adviser, the consideration to be earned from such loans would justify the risk.

     It is the current view of the staff of the SEC that a fund may engage in loan transactions only under the following conditions: (1) a fund must receive 100% collateral in the form of cash, cash equivalents (e.g., U.S. Treasury bills or notes) or other high grade liquid debt instruments from the borrower; (2) the borrower must increase the collateral whenever the market value of the securities loaned (determined on a daily basis) rises above the value of the collateral; (3) after giving notice, the fund must be able to terminate the loan at any time; (4) the fund must receive reasonable interest on the loan or a flat fee from the borrower, as well as amounts equivalent to any dividends, interest, or other distributions on the securities loaned and to any increase in market value; (5) the fund may pay only reasonable custodian fees in connection with the loan; and (6) the Board of Trustees must be able to vote proxies on the securities loaned, either by terminating the loan or by entering into an alternative arrangement with the borrower.

     Cash received through loan transactions may be invested in any security in which the fund is authorized to invest. Investing the cash subjects that investment, as well as the security loaned, to market forces (i.e., capital appreciation or depreciation).

BORROWING

     A Fund may be permitted to borrow money up to one-third of the value of its total assets. Borrowing for the purpose of investment is a speculative technique that increases both investment opportunity and a Fund's ability to achieve greater diversification. However, it also increases investment risk. Because a Fund's investments will fluctuate in value, whereas the interest obligations on borrowed funds may be fixed, during times of borrowing, the Fund's net asset value may tend to increase more when its investments increase in value, and decrease more when its investments decrease in value. In addition, interest costs on borrowings may fluctuate with changing market interest rates and may partially offset or exceed the return earned on the borrowed funds. Also, during times of borrowing under adverse market conditions, a Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.

DERIVATIVE INSTRUMENTS

     The value of some derivative instruments in which a Fund invests may be particularly sensitive to changes in prevailing interest rates, and, like the other investments of the Funds, the ability of a Fund to successfully utilize these instruments may depend in part upon the ability of the Fund's investment adviser to forecast interest rates and other economic factors correctly. If an investment adviser incorrectly forecasts such factors and has taken positions in derivative instruments contrary to prevailing market trends, the Fund could be exposed to the risk of loss.

     If an investment adviser incorrectly forecasts interest rates, market values or other economic factors in utilizing a derivatives strategy for a Fund, the Fund might have been in a better position if it had not entered into the transaction at all. Also, suitable derivative transactions may not be available in all circumstances. The use of these strategies involves certain special risks, including a possible imperfect correlation, or even no correlation, between price movements of derivative instruments and price movements of related investments. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in related investments or otherwise, due to the possible inability of a Fund to purchase or sell a portfolio security at a time that otherwise would be favorable or the possible need to sell a portfolio security at a disadvantageous time because the Fund is required to maintain asset coverage or offsetting positions in connection with transactions in derivative instruments, and the possible inability of a Fund to close out or to liquidate its derivatives positions. In addition, a Fund's use of such instruments may cause the Fund to realize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if it had not used such instruments. For Funds that gain exposure to an asset class using derivative instruments backed by a collateral portfolio of fixed income instruments, changes in the value of the fixed income instruments may result in greater or lesser exposure to that asset class than would have resulted from a direct investment in securities comprising that asset class.

     Options on Securities and Indexes. A Fund may purchase and sell put and call options on fixed income or other securities or indexes in standardized contracts traded on foreign or domestic securities exchanges, boards of trade, or similar entities, or quoted on NASDAQ or on an over-the-counter market, and agreements, sometimes called cash puts, which may accompany the purchase of a new issue of bonds from a dealer.

     An option on a security (or index) is a contract that gives the holder of the option, in return for a premium, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option (or the cash value of the index) at a specified exercise price at any time during the term of the option. The writer of an option on a security has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security. Upon exercise, the writer of an option on an index is obligated to pay the difference between the cash value of the index and the exercise price multiplied by the specified multiplier for the index option. (An index is designed to reflect features of a particular financial or securities market, a specific group of financial instruments or securities, or certain economic indicators.)

     A Fund may write call options and put options only if they are "covered." In the case of a call option on a security, the option is "covered" if a Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, cash or other assets determined to be liquid by the Fund's investment adviser in accordance with procedures established by the board of directors or trustees, in such amount are segregated or "earmarked") upon conversion or exchange of other securities held by the Fund. For a call option on an index, the option is covered if the Fund maintains with its custodian assets determined to be liquid by the Fund's investment adviser in accordance with procedures established by the board of directors or trustees, in an amount equal to the contract value of the index. A call option is also covered if the Fund holds a call on the same security or index as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written, or (ii) greater than the exercise price of the call written, provided the difference is maintained by the Fund in segregated or "earmarked" assets determined to be liquid by the Fund's investment adviser in accordance with procedures established by the board of directors or trustees. A put option on a security or an index is "covered" if the Fund segregates or "earmarks" assets determined to be liquid by the Fund's investment adviser in accordance with procedures established by the board of directors or trustees equal to the exercise price. A put option is also covered if the Fund holds a put on the same security or index as the put written where the exercise price of the put held is (i) equal to or greater than the exercise price of the put written, or (ii) less than the exercise price of the put written, provided the difference is maintained by the Fund in segregated or "earmarked" assets determined to be liquid by the Fund's investment adviser in accordance with procedures established by the board of directors or trustees.

     If an option written by a Fund expires unexercised, the Fund realizes a capital gain equal to the premium received at the time the option was written. If an option purchased by a Fund expires unexercised, the Fund realizes a capital loss equal to the premium paid. Prior to the earlier of exercise or expiration, an exchange traded option may be closed out by an offsetting purchase or sale of an option of the same series (type, exchange, underlying security or index, exercise price, and expiration). There can be no assurance, however, that a closing purchase or sale transaction can be effected when the Fund desires.

     A Fund may sell put or call options it has previously purchased, which could result in a net gain or loss depending on whether the amount realized on the sale is more or less than the premium and other transaction costs paid on the put or call option which is sold. Prior to exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same series. A Fund will realize a capital gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if it is more, the Fund will realize a capital loss. If the premium received from a closing sale transaction is more than the premium paid to purchase the option, the Fund will realize a capital gain or, if it is less, the Fund will realize a capital loss. The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security or index in relation to the exercise price of the option, the volatility of the underlying security or index, and the time remaining until the expiration date.

     The premium paid for a put or call option purchased by a Fund is an asset of the Fund. The premium received for an option written by a Fund is recorded as a deferred credit. The value of an option purchased or written is marked to market daily and is valued at the closing price on the exchange on which it is traded or, if not traded on an exchange or no closing price is available, at the mean between the last bid and asked prices.

     A Fund may write covered straddles consisting of a combination of a call and a put written on the same underlying security. A straddle will be covered when sufficient assets are deposited to meet the Funds' immediate obligations. The Funds may use the same liquid assets to cover both the call and put options where the exercise price of the call and put are the same, or the exercise price of the call is higher than that of the put. In such cases, the Funds will also segregate or "earmark" liquid assets equivalent to the amount, if any, by which the put is "in the money."

     Risks Associated with Options on Securities and Indexes. There are several risks associated with transactions in options on securities and on indexes. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

     During the option period, the covered call writer has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying security above the exercise price, but, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying security decline. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security at the exercise price. If a put or call option purchased by a Fund is not sold when it has remaining value, and if the market price of the underlying security remains equal to or greater than the exercise price (in the case of a put), or remains less than or equal to the exercise price (in the case of a call), the Fund will lose its entire investment in the option. Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security.

     There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position. If a Fund were unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit or the option may expire worthless. If a Fund were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security unless the option expired without exercise. As the writer of a covered call option, a Fund forgoes, during the option's life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call.

     If trading were suspended in an option purchased by a Fund, the Fund would not be able to close out the option. If restrictions on exercise were imposed, the Fund might be unable to exercise an option it has purchased. Except to the extent that a call option on an index written by the Fund is covered by an option on the same index purchased by the Fund, movements in the index may result in a loss to the Fund; however, such losses may be mitigated by changes in the value of the Fund's securities during the period the option was outstanding.

     Foreign Currency Options. A Fund may buy or sell put and call options on foreign currencies either on exchanges or in the over-the-counter market. A put option on a foreign currency gives the purchaser of the option the right to sell a foreign currency at the exercise price until the option expires. A call option on a foreign currency gives the purchaser of the option the right to purchase the currency at the exercise price until the option expires. Currency options traded on U.S. or other exchanges may be subject to position limits which may limit the ability of a Fund to reduce foreign currency risk using such options. Over-the-counter options differ from traded options in that they are two-party contracts with price and other terms negotiated between buyer and seller, and generally do not have as much market liquidity as exchange-traded options.

     Futures Contracts and Options on Futures Contracts. A futures contract is an agreement between two parties to buy and sell a security or commodity for a set price on a future date. These contracts are traded on exchanges, so that, in most cases, either party can close out its position on the exchange for cash, without delivering the security or commodity. An option on a futures contract gives the holder of the option the right to buy or sell a position in a futures contract to the writer of the option, at a specified price and on or before a specified expiration date.

     A Fund may invest in futures contracts and options thereon ("futures options") with respect to, but not limited to, interest rates, and security indexes. A Fund may also invest in foreign currency futures contracts and options thereon.

     An interest rate, commodity, foreign currency or index futures contract provides for the future sale by one party and purchase by another party of a specified quantity of a financial instrument, commodity, foreign currency or the cash value of an index at a specified price and time. A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Although the value of an index might be a function of the value of certain specified securities, no physical delivery of these securities is made. A public market exists in futures contracts covering a number of indexes as well as financial instruments and foreign currencies, including: the S&P 500; the S&P Midcap 400; the Nikkei 225; the NYSE composite; U.S. Treasury bonds; U.S. Treasury notes; GNMA Certificates; three-month U.S. Treasury bills; 90-day commercial paper; bank certificates of deposit; Eurodollar certificates of deposit; the Australian dollar; the Canadian dollar; the British pound; the Japanese yen; the Swiss franc; the Mexican peso; and certain multinational currencies, such as the euro. It is expected that other futures contracts will be developed and traded in the future. Certain of the Funds may also invest in commodity futures contracts and options thereon. A commodity futures contract is an agreement between two parties, in which one party agrees to buy a commodity, such as an energy, agricultural or metal commodity from the other party at a later date at a price and quantity agreed-upon when the contract is made.

     A Fund may purchase and write call and put futures options. Futures options possess many of the same characteristics as options on securities and indexes (discussed above). A futures option gives the holder the right, in return for the premium paid, to assume a long position (call) or short position (put) in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true. A call option is "in the money" if the value of the futures contract that is the subject of the option exceeds the exercise price. A put option is "in the money" if the exercise price exceeds the value of the futures contract that is the subject of the option.

     Pursuant to a claim for exemption filed with the Commodity Futures Trading Commission ("CFTC") on behalf of the Giant 5 Total Investment System and Giant 5 Total Index System, neither the Trust nor its Funds is deemed to be a "commodity pool" or "commodity pool operator" under the Commodity Exchange Act ("CEA"), and they are not subject to registration or regulation as such under the CEA. The Adviser is not deemed to be a "commodity pool operator" with respect to its service as investment adviser to the Funds.

     Limitations on Use of Futures and Futures Options. A Fund will only enter into futures contracts and futures options which are standardized and traded on a U.S. or foreign exchange, board of trade, or similar entity, or quoted on an automated quotation system.

     When a purchase or sale of a futures contract is made by a Fund, the Fund is required to deposit with its custodian (or broker, if legally permitted) a specified amount of assets determined to be liquid by the Fund's investment adviser in accordance with procedures established by the board of directors or trustees ("initial margin"). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. Margin requirements on foreign exchanges may be different than U.S. exchanges. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract which is returned to the Fund upon termination of the contract, assuming all contractual obligations have been satisfied. A Fund expects to earn interest income on its initial margin deposits. A futures contract held by a Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking to market." Variation margin does not represent a borrowing or loan by a Fund but is instead a settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing daily net asset value, a Fund will mark to market its open futures positions.

     A Fund is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option, and other futures positions held by the Fund.

     Although some futures contracts call for making or taking delivery of the underlying securities or commodities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index, and delivery month). Closing out a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument or commodity with the same delivery date. If an offsetting purchase price is less than the original sale price, the Fund realizes a capital gain, or if it is more, the Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the Fund realizes a capital gain, or if it is less, the Fund realizes a capital loss. The transaction costs must also be included in these calculations.

     The Funds may write covered straddles consisting of a call and a put written on the same underlying futures contract. A straddle will be covered when sufficient assets are deposited to meet the Funds' immediate obligations. A Fund may use the same liquid assets to cover both the call and put options where the exercise price of the call and put are the same, or the exercise price of the call is higher than that of the put. In such cases, the Funds will also segregate or "earmark" liquid assets equivalent to the amount, if any, by which the put is "in the money."

     When purchasing a futures contract, a Fund will maintain with its custodian (and mark-to-market on a daily basis) assets determined to be liquid by the Fund's investment adviser in accordance with procedures established by the board of directors or trustees, that, when added to the amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract. Alternatively, the Fund may "cover" its position by purchasing a put option on the same futures contract with a strike price as high or higher than the price of the contract held by the Fund.

     When selling a futures contract, a Fund will maintain with its custodian (and mark-to-market on a daily basis) assets determined to be liquid by the Fund's investment adviser in accordance with procedures established by the board of directors or trustees, that are equal to the market value of the instruments underlying the contract. Alternatively, the Fund may "cover" its position by owning the instruments underlying the contract (or, in the case of an index futures contract, a portfolio with a volatility substantially similar to that of the index on which the futures contract is based), or by holding a call option permitting the Fund to purchase the same futures contract at a price no higher than the price of the contract written by the Fund (or at a higher price if the difference is maintained in liquid assets with the Fund's custodian).

     When selling a call option on a futures contract, a Fund will maintain with its custodian (and mark-to-market on a daily basis) assets determined to be liquid by the Fund's investment adviser in accordance with procedures established by the board of directors or trustees, that, when added to the amounts deposited with a futures commission merchant as margin, equal the total market value of the futures contract underlying the call option. Alternatively, the Fund may cover its position by entering into a long position in the same futures contract at a price no higher than the strike price of the call option, by owning the instruments underlying the futures contract, or by holding a separate call option permitting the Fund to purchase the same futures contract at a price not higher than the strike price of the call option sold by the Fund.

     When selling a put option on a futures contract, a Fund will maintain with its custodian (and mark-to-market on a daily basis) assets determined to be liquid by the Fund's investment adviser in accordance with procedures established by the board of directors or trustees, that equal the purchase price of the futures contract, less any margin on deposit. Alternatively, the Fund may cover the position either by entering into a short position in the same futures contract, or by owning a separate put option permitting it to sell the same futures contract so long as the strike price of the purchased put option is the same or higher than the strike price of the put option sold by the Fund.

     To the extent that securities with maturities greater than one year are used to segregate or "earmark" assets to cover a Fund's obligations under futures contracts and related options, such use will not eliminate the risk of a form of leverage, which may tend to exaggerate the effect on net asset value of any increase or decrease in the market value of a Fund's portfolio, and may require liquidation of portfolio positions when it is not advantageous to do so.

     The requirements for qualification as a regulated investment company also may limit the extent to which a Fund may enter into futures, futures options or forward contracts. See "Additional Tax Information."

     Risks Associated with Futures and Futures Options. There are several risks associated with the use of futures contracts and futures options as hedging techniques. A purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the Fund securities being hedged. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures and futures options on securities, including technical influences in futures trading and futures options, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading in such respects as interest rate levels, maturities, and creditworthiness of issuers. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.

     Futures contracts on U.S. Government securities historically have reacted to an increase or decrease in interest rates in a manner similar to that in which the underlying U.S. Government securities reacted. Thus, the anticipated spread between the price of the futures contract and the hedged security may be distorted due to differences in the nature of the markets. The spread also may be distorted by differences in initial and variation margin requirements, the liquidity of such markets and the participation of speculators in such markets.

     Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

     There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures or a futures option position, and that Fund would remain obligated to meet margin requirements until the position is closed. In addition, many of the contracts discussed above are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market will develop or continue to exist.

     Risks Associated with Commodity Futures Contracts. There are several additional risks associated with transactions in commodity futures contracts.

     Storage. Unlike the financial futures markets, in the commodity futures markets there are costs of physical storage associated with purchasing the underlying commodity. The price of the commodity futures contract will reflect the storage costs of purchasing the physical commodity, including the time value of money invested in the physical commodity. To the extent that the storage costs for an underlying commodity change while a Fund is invested in futures contracts on that commodity, the value of the futures contract may change proportionately.

     Reinvestment. In the commodity futures markets, producers of the underlying commodity may decide to hedge the price risk of selling the commodity by selling futures contracts today to lock in the price of the commodity at delivery tomorrow. In order to induce speculators to purchase the other side of the same futures contract, the commodity producer generally must sell the futures contract at a lower price than the expected future spot price. Conversely, if most hedgers in the futures market are purchasing futures contracts to hedge against a rise in prices, then speculators will only sell the other side of the futures contract at a higher futures price than the expected future spot price of the commodity. The changing nature of the hedgers and speculators in the commodity markets will influence whether futures prices are above or below the expected future spot price, which can have significant implications for a Fund. If the nature of hedgers and speculators in futures markets has shifted when it is time for a Fund to reinvest the proceeds of a maturing contract in a new futures contract, the Fund might reinvest at higher or lower futures prices, or choose to pursue other investments.

     Other Economic Factors. The commodities which underlie commodity futures contracts may be subject to additional economic and non-economic variables, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments. These factors may have a larger impact on commodity prices and commodity-linked instruments, including futures contracts, than on traditional securities. Certain commodities are also subject to limited pricing flexibility because of supply and demand factors. Others are subject to broad price fluctuations as a result of the volatility of the prices for certain raw materials and the instability of supplies of other materials. These additional variables may create additional investment risks which subject a Fund's investments to greater volatility than investments in traditional securities.

     Additional Risks of Options on Securities, Futures Contracts, Options on Futures Contracts, and Forward Currency Exchange Contracts and Options Thereon. Options on securities, futures contracts, and options on currencies may be traded on foreign exchanges. Such transactions may not be regulated as effectively as similar transactions in the United States; may not involve a clearing mechanism and related guarantees, and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities. The value of such positions also could be adversely affected by (i) other complex foreign political, legal and economic factors, (ii) lesser availability than in the United States of data on which to make trading decisions, (iii) delays in the Trust's ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (v) lesser trading volume.

     Swap Agreements and Options on Swap Agreements. A Fund may engage in swap transactions, including swap agreements on interest rates, security or commodity indexes, specific securities and commodities, and credit and event-linked swaps. A Fund may also invest in currency exchange rate swap agreements. A Fund may also enter into options on swap agreements ("swap options").

     A Fund may enter into swap transactions for any legal purpose, such as for the purpose of attempting to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets, to protect against currency fluctuations, as a duration management technique, to protect against any increase in the price of securities a Fund anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible.

     Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or "swapped" between the parties are generally calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities or commodities representing a particular index. A "quanto" or "differential" swap combines both an interest rate and a currency transaction. Other forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap"; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or "floor"; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. A Fund may invest in commodity swap agreements. For example, an investment in a commodity swap agreement may involve the exchange of floating-rate interest payments for the total return on a commodity index. In a total return commodity swap, a Fund will receive the price appreciation of a commodity index, a portion of the index, or a single commodity in exchange for paying an agreed-upon fee. If the commodity swap is for one period, a Fund may pay a fixed fee, established at the outset of the swap. However, if the term of the commodity swap is more than one period, with interim swap payments, a Fund may pay an adjustable or floating fee. With a "floating" rate, the fee may be pegged to a base rate, such as the London Interbank Offered Rate, and is adjusted each period. Therefore, if interest rates increase over the term of the swap contract, a Fund may be required to pay a higher fee at each swap reset date.

     A Fund may also enter into swap options. A swap option is a contract that gives a counterparty the right (but not the obligation) in return for payment of a premium, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. A Fund may write (sell) and purchase put and call swap options.

     Depending on the terms of the particular option agreement, a Fund will generally incur a greater degree of risk when it writes a swap option than it will incur when it purchases a swap option. When a Fund purchases a swap option, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a Fund writes a swap option, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement.

     Most other types of swap agreements entered into by the Funds would calculate the obligations of the parties to the agreement on a "net basis." Consequently, a Fund's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). A Fund's current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the segregation or "earmarking" of assets determined to be liquid by a Fund's investment adviser in accordance with procedures established by the board of directors or trustees, to avoid any potential leveraging of the Fund's portfolio.

     A Fund may also enter into credit default swap agreements. The credit default swap agreement may have as reference obligations one or more securities that are not currently held by the Fund. The protection "buyer" in a credit default contract is generally obligated to pay the protection "seller" an upfront or a periodic stream of payments over the term of the contract provided that no credit event, such as a default, on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the "par value" (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. A Fund may be either the buyer or seller in the transaction. If the Fund is a buyer and no credit event occurs, the Fund may recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer generally may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity whose value may have significantly decreased. As a seller, a Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

     Credit default swap agreements involve greater risks than if a Fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. A Fund will enter into credit default swap agreements only with counterparties that meet certain standards of creditworthiness. A buyer generally also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the upfront or periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the seller. The Fund's obligations under a credit default swap agreement will be accrued daily (offset against any amounts owing to the Fund). In connection with credit default swaps in which a Fund is the buyer, the Fund will segregate or "earmark" cash or assets determined to be liquid by the Fund's investment adviser in accordance with procedures established by the board of directors or trustees, or enter into certain offsetting positions, with a value at least equal to the Fund's exposure (any accrued but unpaid net amounts owed by the Fund to any counterparty), on a marked-to-market basis. In connection with credit default swaps in which a Fund is the seller, the Fund will segregate or "earmark" cash or assets determined to be liquid by the fund's investment adviser in accordance with procedures established by the board of directors or trustees, or enter into offsetting positions, with a value at least equal to the full notional amount of the swap (minus any amounts owed to the Fund). Such segregation or "earmarking" will ensure that the Fund has assets available to satisfy its obligations with respect to the transaction and will limit any potential leveraging of the Fund's portfolio. Such segregation or "earmarking" will not limit the Fund's exposure to loss.

     Whether a Fund's use of swap agreements or swap options will be successful depending on the Fund's investment adviser's ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Generally, the Funds will enter into swap agreements only with counterparties that meet certain standards of creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the Funds' repurchase agreement guidelines). Certain restrictions imposed on the Funds by the Internal Revenue Code may limit the Funds' ability to use swap agreements. The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Fund's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

     Swaps are highly specialized instruments that require investment techniques, risk analyses, and tax planning different from those associated with traditional investments. The use of a swap requires an understanding not only of the referenced asset, reference rate, or index but also of the swap itself, without the benefit of observing the performance of the swap under all possible market conditions. Swap agreements may be subject to liquidity risk, which exists when a particular swap is difficult to purchase or sell. If a swap transaction is particularly large or if the relevant market is illiquid (as is the case with many OTC swaps), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses. In addition, swap transaction may be subject to a fund's limitation on investments in illiquid securities.

     Like most other investments, swap agreements are subject to the risk that the market value of the instrument will change in a way detrimental to a Fund's interest. A Fund bears the risk that its investment adviser will not accurately forecast future market trends or the values of assets, reference rates, indexes, or other economic factors in establishing swap positions for the Fund. If a Fund attempts to use a swap as a hedge against, or as a substitute for, a portfolio investment, the Fund will be exposed to the risk that the swap will have or will develop imperfect or no correlation with the portfolio investment. This could cause substantial losses for the Fund. While hedging strategies involving swap instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund investments. Many swaps are complex and often valued subjectively.

     Certain swap agreements are exempt from most provisions of the Commodity Exchange Act ("CEA") and, therefore, are not regulated as futures or commodity option transactions under the CEA, pursuant to regulations approved by the CFTC. To qualify for this exemption, a swap agreement must be entered into by "eligible participants," which includes the following, provided the participants' total assets exceed established levels: a bank or trust company, savings association or credit union, insurance company, investment company subject to regulation under the 1940 Act, commodity pool, corporation, partnership, proprietorship, organization, trust or other entity, employee benefit plan, governmental entity, broker-dealer, futures commission merchant, natural person, or regulated foreign person. To be eligible, natural persons and most other entities must have total assets exceeding $10 million; commodity pools and employee benefit plans must have assets exceeding $5 million. In addition, an eligible swap transaction must meet three conditions. First, the swap agreement may not be part of a fungible class of agreements that are standardized as to their material economic terms. Second, the creditworthiness of parties with actual or potential obligations under the swap agreement must be a material consideration in entering into or determining the terms of the swap agreement, including pricing, cost or credit enhancement terms. Third, swap agreements may not be entered into and traded on or through a multilateral transaction execution facility.

     This exemption is not exclusive, and participants may continue to rely on existing exclusions for swaps, such as the Policy Statement issued in July 1989 which recognized a safe harbor for swap transactions from regulation as futures or commodity option transactions under the CEA or its regulations. The Policy Statement applies to swap transactions settled in cash that (1) have individually tailored terms, (2) lack exchange-style offset and the use of a clearing organization or margin system, (3) are undertaken in conjunction with a line of business, and (4) are not marketed to the public.

     Structured Notes. Structured notes are derivative debt securities, the interest rate or principal of which is determined by an unrelated indicator. Indexed securities include structured notes as well as securities other than debt securities, the interest rate or principal of which is determined by an unrelated indicator. Indexed securities may include a multiplier that multiplies the indexed element by a specified factor and, therefore, the value of such securities may be very volatile. The terms of the structured and indexed securities may provide that in certain circumstances no principal is due at maturity and therefore, may result in a loss of invested capital. Structured and indexed securities may be positively or negatively indexed, so that appreciation of the reference may produce an increase or a decrease in the interest rate or the value of the structured or indexed security at maturity may be calculated as a specified multiple of the change in the value of the reference; therefore, the value of such security may be very volatile. Structured and indexed securities may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the reference. Structured or indexed securities may also be more volatile, less liquid, and more difficult to accurately price than less complex securities or more traditional debt securities.

HYBRID INSTRUMENTS


     A hybrid instrument is a type of potentially high-risk derivative that combines a traditional stock, bond, or commodity with an option or forward contract. Generally, the principal amount, amount payable upon maturity or redemption, or interest rate of a hybrid is tied (positively or negatively) to the price of some commodity, currency or securities index or another interest rate or some other economic factor (each a "benchmark"). The interest rate or (unlike most fixed income securities) the principal amount payable at maturity of a hybrid security may be increased or decreased, depending on changes in the value of the benchmark. An example of a hybrid could be a bond issued by an oil company that pays a small base level of interest with additional interest that accrues in correlation to the extent to which oil prices exceed a certain predetermined level. Such a hybrid instrument would be a combination of a bond and a call option on oil.


     Hybrids can be used as an efficient means of pursuing a variety of investment goals, including currency hedging, duration management, and increased total return. Hybrids may not bear interest or pay dividends. The value of a hybrid or its interest rate may be a multiple of a benchmark and, as a result, may be leveraged and move

(up or down) more steeply and rapidly than the benchmark. These benchmarks may be sensitive to economic and political events, such as commodity shortages and currency devaluations, which cannot be readily foreseen by the purchaser of a hybrid. Under certain conditions, the redemption value of a hybrid could be zero. Thus, an investment in a hybrid may entail significant market risks that are not associated with a similar investment in a traditional, U.S. dollar-denominated bond that has a fixed principal amount and pays a fixed rate or floating rate of interest. The purchase of hybrids also exposes a Fund to the credit risk of the issuer of the hybrids. These risks may cause significant fluctuations in the net asset value of the Fund.

     Certain hybrid instruments may provide exposure to the commodities markets. These are derivative securities with one or more commodity-linked components that have payment features similar to commodity futures contracts, commodity options, or similar instruments. Commodity-linked hybrid instruments may be either equity or debt securities, and are considered hybrid instruments because they have both security and commodity-like characteristics. A portion of the value of these instruments may be derived from the value of a commodity, futures contract, index or other economic variable. The Funds will only invest in commodity-linked hybrid instruments that qualify under applicable rules of the CFTC for an exemption from the provisions of the CEA.

     Certain issuers of structured products such as hybrid instruments may be deemed to be investment companies as defined in the 1940 Act. As a result, the Funds' investments in these products may be subject to limits applicable to investments in investment companies and may be subject to restrictions contained in the 1940 Act.

REAL ESTATE SECURITIES

     A Fund may invest in the equity and fixed-income securities of companies that are principally engaged in or related to the real estate industry, including those that own significant real estate assets, such as real estate investment trusts ("REITs"). An issuer is principally "engaged in" or principally "related to" the real estate industry if at least 50 percent of its total assets, gross income, or net profits are attributable to ownership, construction, management or sale of residential, commercial or industrial real estate, or to products or services related to the real estate industry. Issuers engaged in the real estate industry include equity REITs (which directly own real estate), mortgage REITs (which make short-term construction or real estate development loans or invest in long-term mortgages or mortgage pools), real estate brokers and developers, home-builders, companies that manage real estate, and companies that own substantial amounts of real estate. Businesses related to the real estate industry include manufacturers and distributors of building supplies and financial institutions that make or service mortgage loans.

     Investments in the securities of companies that own, construct, manage or sell residential, commercial or industrial real estate will be subject to all of the risks associated with the ownership of real estate. These risks include: declines in the value of real estate, negative changes in the climate for real estate, risks related to general and local economic conditions, over-building and increased competition, decreases in property revenues, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, limitations on rents, changes in neighborhood values, the appeal of properties to tenants, leveraging of interests in real estate, increases in prevailing interest rates, and costs resulting from the clean-up of environmental problems.

REAL ESTATE INVESTMENT TRUST

     A REIT is a corporation or business trust (that would otherwise be taxed as a corporation) which meets the definitional requirements of the Internal Revenue Code of 1986, as amended (the "Code"). The Code permits a qualifying REIT to deduct from taxable income the dividends paid, thereby effectively eliminating corporate level federal income tax and making the REIT a pass-through vehicle for federal income tax purposes. To meet the definitional requirements of the Code, a REIT must, among other things: invest substantially all of its assets in interests in real estate (including mortgages and other REITs), cash and government securities; derive most of its income from rents from real property or interest on loans secured by mortgages on real property; and distribute annually 95% or more of its otherwise taxable income to shareholders.

     REITs are of land and buildings; a Mortgage REIT invests primarily in mortgages on real property, which may secure construction, development or long-term loans.

     REITs in which a Fund invests may be affected by changes in underlying real estate values, which may have an exaggerated effect to the extent that REITs in which a Fund invests may concentrate investments in particular geographic regions or property types. Additionally, rising interest rates may cause investors in REITs to demand a higher annual yield from future distributions, which may in turn decrease market prices for equity securities issued by REITs. Rising interest rates also generally increase the costs of obtaining financing, which could cause the value of the Fund's investments to decline. During periods of declining interest rates, certain Mortgage REITs may hold mortgages that the mortgagors elect to prepay, which prepayment may diminish the yield on securities issued by such Mortgage REITs. In addition, Mortgage REITs may be affected by the ability of borrowers to repay when due the debt extended by the REIT and Equity REITs may be affected by the ability of tenants to pay rent.

     Certain REITs have relatively small market capitalization, which may tend to increase the volatility of the market price of securities issued by such REITs. Furthermore, REITs are dependent upon specialized management skills, have limited diversification and are, therefore, subject to risks inherent in operating and financing a limited number of projects. By investing in REITs indirectly through a Fund, a shareholder will bear not only his proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs. REITs depend generally on their ability to generate cash flow to make distributions to shareholders.

     In addition to these risks, Equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while Mortgage REITs may be affected by the quality of any credit extended. Further, Equity and Mortgage REITs are dependent upon management skills and generally may not be diversified. Equity and Mortgage REITs are also subject to heavy cash flow dependency defaults by borrowers and self-liquidation. In addition, Equity and Mortgage REITs could possibly fail to qualify for tax free pass-through of income under the Code or to maintain their exemptions from registration under the 1940 Act. The above factors may also adversely affect a borrower's or a lessee's ability to meet its obligations to the REIT. In the event of default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.

MORTGAGE-RELATED AND OTHER ASSET-BACKED SECURITIES

     Mortgage-related securities are interests in pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations. See "Mortgage Pass-Through Securities." Certain Funds may also invest in debt securities which are secured with collateral consisting of mortgage-related securities (see "Collateralized Mortgage Obligations").

     Mortgage Pass-Through Securities. Interests in pools of mortgage-related securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities provide a monthly payment which consists of both interest and principal payments. In effect, these payments are a "pass-through" of the monthly payments made by the individual borrowers on their residential or commercial mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying property, refinancing or foreclosure, net of fees or costs which may be incurred. Some mortgage-related securities (such as securities issued by the "Government National Mortgage Association," or "GNMA") are described as "modified pass-through." These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, at the scheduled payment dates regardless of whether or not the mortgagor actually makes the payment.

     The rate of pre-payments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. To the extent that unanticipated rates of pre-payment on underlying mortgages increase in the effective duration of a mortgage-related security, the volatility of such security can be expected to increase.

     The principal governmental guarantor of mortgage-related securities is GNMA. GNMA is a wholly owned United States Government corporation within the Department of Housing and Urban Development. GNMA is authorized to guarantee, with the full faith and credit of the United States Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as savings and loan institutions, commercial banks and mortgage bankers) and backed by pools of mortgages insured by the Federal Housing Administration (the "FHA"), or guaranteed by the Department of Veterans Affairs (the "VA").

     Government-related guarantors (i.e., not backed by the full faith and credit of the United States Government) include the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"). FNMA is a government-sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Secretary of Housing and Urban Development. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the United States Government. FHLMC was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. It is a government-sponsored corporation formerly owned by the twelve Federal Home Loan Banks and now owned entirely by private stockholders. FHLMC issues Participation Certificates ("PCs") which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the United States Government.

     FNMA and FHLMC have both recently faced scrutiny regarding their accounting practices and policies. In supplements to its recent offerings, FNMA announced that both the Office of Federal Housing Enterprise Oversight ("OFHEO") and the Office of the Chief Accountant of the SEC have raised a number of questions and concerns about FNMA's accounting policies and practices and its conformance to generally accepted accounting principles ("GAAP"). FNMA has further announced that interim and audited financial statements for the period beginning January 2001 through the second quarter of 2004 should not be relied upon. In its Information Statement and Annual Report for the fiscal year ended December 31, 2004, FHLMC revealed that it had identified material weaknesses relating to its internal controls and technology applications that affected its financial reporting systems. While FHLMC has restated its recent years' financial statements to conform to GAAP, FNMA is currently in the process of restating its recent years' financial statements and conforming its accounting processes to GAAP. Additionally, there has been ongoing concern expressed by critics and certain members of Congress over the size of the borrowing and purchasing activities of both companies and the impact they have on the U.S. economy. Congress has yet to make clear any legislative actions it plans to take to address these accounting issues and ongoing concerns. However, legislation may be enacted in the future that limits the size and scope of the activities of both FNMA and FHLMC and/or subjects these companies to further regulatory oversight.

     Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-related securities. Pools created by such non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments in the former pools. However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit, which may be issued by governmental entities or private insurers. Such insurance and guarantees and the creditworthiness of the issuers thereof will be considered in determining whether a mortgage-related security meets a Fund's investment quality standards. There can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. A Fund may buy mortgage-related securities without insurance or guarantees if, through an examination of the loan experience and practices of the originator/servicers and poolers. Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable. No Fund will purchase mortgage-related securities or any other assets which in the Fund's investment adviser's opinion are illiquid if, as a result, more than 15% of the value of the Fund's net assets will be illiquid.

     In the case of privately issued mortgage-related securities, the assets underlying such securities may be represented by a portfolio of first lien residential mortgages (including both whole mortgage loans and mortgage participation interests) or portfolios of mortgage pass-through securities issued or guaranteed by GNMA, FNMA or FHLMC. Mortgage loans underlying a mortgage-related security may in turn be insured or guaranteed by the FHA or the VA. In the case of private issue mortgage-related securities whose underlying assets are neither U.S. Government securities nor U.S. Government-insured mortgages, to the extent that real properties securing such assets may be located in the same geographical region, the security may be subject to a greater risk of default than other comparable securities in the event of adverse economic, political or business developments that may affect such region and, ultimately, the ability of residential homeowners to make payments of principal and interest on the underlying mortgages.

     Collateralized Mortgage Obligations (CMOs). A CMO is a debt obligation of a legal entity that is collateralized by mortgages and divided into classes. Similar to a bond, interest and prepaid principal is paid, in most cases, on a monthly basis. CMOs may be collateralized by whole mortgage loans or private mortgage bonds, but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, or FNMA, and their income streams.

     CMOs are structured into multiple classes, often referred to as "tranches," with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including pre-payments. Actual maturity and average life will depend upon the pre-payment experience of the collateral. In the case of certain CMOs (known as "sequential pay" CMOs), payments of principal received from the pool of underlying mortgages, including pre-payments, are applied to the classes of CMOs in the order of their respective final distribution dates. Thus, no payment of principal will be made on any class of sequential pay CMOs until all other classes having an earlier final distribution date have been paid in full.

     In a typical CMO transaction, a corporation ("issuer") issues multiple series (e.g., A, B, C, Z) of CMO bonds ("Bonds"). Proceeds of the Bond offering are used to purchase mortgages or mortgage pass-through certificates ("Collateral"). The Collateral is pledged to a third party trustee as security for the Bonds. Principal and interest payments from the Collateral are used to pay principal on the Bonds in the order A, B, C, Z. The Series A, B, and C Bonds all bear current interest. Interest on the Series Z Bond is accrued and added to principal and a like amount is paid as principal on the Series A, B, or C Bond currently being paid off. When the Series A, B, and C Bonds are paid in full, interest and principal on the Series Z Bond begins to be paid currently. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage- or asset-backed securities.

     Commercial Mortgage-Backed Securities include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. The market for commercial mortgage-backed securities developed more recently and in terms of total outstanding principal amount of issues is relatively small compared to the market for residential single-family mortgage-backed securities. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. Commercial mortgage-backed securities may be less liquid and exhibit greater price volatility than other types of mortgage- or asset-backed securities.

     Other Mortgage-Related Securities. Other mortgage-related securities include securities other than those described above that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property, including mortgage dollar rolls, CMO residuals or stripped mortgage-backed securities ("SMBS"). Other mortgage-related securities may be equity or debt securities issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks, partnerships, trusts and special purpose entities of the foregoing.

     CMO Residuals. CMO residuals are mortgage securities issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

     The cash flow generated by the mortgage assets underlying a series of CMOs is applied first to make required payments of principal and interest on the CMOs and second to pay the related administrative expenses and any management fee of the issuer. The residual in a CMO structure generally represents the interest in any excess cash flow remaining after making the foregoing payments. Each payment of such excess cash flow to a holder of the related CMO residual represents income and/or a return of capital. The amount of residual cash flow resulting from a CMO will depend on, among other things, the characteristics of the mortgage assets, the coupon rate of each class of CMO, prevailing interest rates, the amount of administrative expenses and the pre-payment experience on the mortgage assets. In particular, the yield to maturity on CMO residuals is extremely sensitive to pre-payments on the related underlying mortgage assets, in the same manner as an interest-only ("IO") class of stripped mortgage-backed securities. See "Other Mortgage-Related Securities--Stripped Mortgage-Backed Securities." In addition, if a series of a CMO includes a class that bears interest at an adjustable rate, the yield to maturity on the related CMO residual will also be extremely sensitive to changes in the level of the index upon which interest rate adjustments are based. As described below with respect to stripped mortgage-backed securities, in certain circumstances a Fund may fail to recoup fully its initial investment in a CMO residual.

     CMO residuals are generally purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers. The CMO residual market has only very recently developed and CMO residuals currently may not have the liquidity of other more established securities trading in other markets. Transactions in CMO residuals are generally completed only after careful review of the characteristics of the securities in question. In addition, CMO residuals may, or pursuant to an exemption therefrom, may not have been registered under the Securities Act of 1933, as amended (the "1933 Act"). CMO residuals, whether or not registered under the 1933 Act, may be subject to certain restrictions on transferability, and may be deemed "illiquid" and subject to a Fund's limitations on investment in illiquid securities.

     Adjustable Rate Mortgage Backed Securities. Adjustable rate mortgage-backed securities (ARMBSs) have interest rates that reset at periodic intervals. Acquiring ARMBSs permits a Fund to participate in increases in prevailing current interest rates through periodic adjustments in the coupons of mortgages underlying the pool on which ARMBSs are based. Such ARMBSs generally have higher current yield and lower price fluctuations than is the case with more traditional fixed income debt securities of comparable rating and maturity. In addition, when prepayments of principal are made on the underlying mortgages during periods of rising interest rates, a Fund can reinvest the proceeds of such prepayments at rates higher than those at which they were previously invested. Mortgages underlying most ARMBSs, however, have limits on the allowable annual or lifetime increases that can be made in the interest rate that the mortgagor pays. Therefore, if current interest rates rise above such limits over the period of the limitation, a Fund holding an ARMBS does not benefit from further increases in interest rates. Moreover, when interest rates are in excess of coupon rates (i.e., the rates being paid by mortgagors) of the mortgages, ARMBSs behave more like fixed income securities and less like adjustable rate securities and are subject to the risks associated with fixed income securities. In addition, during periods of rising interest rates, increases in the coupon rate of adjustable rate mortgages generally lag current market interest rates slightly, thereby creating the potential for capital depreciation on such securities.


     Stripped Mortgage-Backed Securities. SMBS are derivative multi-class mortgage securities. SMBS may be issued by agencies or instrumentalities of the U.S. Government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.


     SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the "IO" class), while the other class will receive all of the principal (the principal-only or "PO" class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including pre-payments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on a Fund's yield to maturity from these securities. If the underlying mortgage assets experience greater than anticipated pre-payments of principal, a Fund may fail to recoup some or all of its initial investment in these securities even if the security is in one of the highest rating categories.

     Although SMBS are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, these securities were only recently developed. As a result, established trading markets have not yet developed and, accordingly, these securities may be deemed "illiquid" and subject to a Fund's limitations on investment in illiquid securities.

     Collateralized Debt Obligations. A Fund may invest in collateralized debt obligations ("CDOs"), which includes collateralized bond obligations ("CBOs"), collateralized loan obligations ("CLOs") and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. CDOs may charge management fees and administrative expenses.

     For both CBOs and CLOs, the cashflows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the "equity" tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CBO trust or CLO trust typically have higher ratings and lower yields than their underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CBO or CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CBO or CLO securities as a class.

     The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by the Funds as illiquid securities, however an active dealer market may exist for CDOs allowing a CDO to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed income securities discussed elsewhere in this SAI and the Funds' Prospectuses (e.g., interest rate risk and default risk), CDOs carry additional risks including, but are not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii)a Fund may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

     Other Asset-Backed Securities. Several types of asset-backed securities available included Certificates for Automobile Receivables/SM/ ("CARS/SM/"). CARS/SM/ represent undivided fractional interests in a trust whose assets consist of a pool of motor vehicle retail installment sales contracts and security interests in the vehicles securing the contracts. Payments of principal and interest on CARS/SM/ are passed through monthly to certificate holders, and are guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution unaffiliated with the trustee or originator of the trust. An investor's return on CARS/SM/ may be affected by early pre-payment of principal on the underlying vehicle sales contracts. If the letter of credit is exhausted, the trust may be prevented from realizing the full amount due on a sales contract because of state law requirements and restrictions relating to foreclosure sales of vehicles and the obtaining of deficiency judgments following such sales or because of depreciation, damage or loss of a vehicle, the application of federal and state bankruptcy and insolvency laws, or other factors. As a result, certificate holders may experience delays in payments or losses if the letter of credit is exhausted.


     Mortgage Rolls. A Fund may enter into mortgage "dollar rolls" in which the Fund sells securities for delivery in the current month and simultaneously contracts with a counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. A Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund would benefit to the extent of any price received for the securities sold and the lower forward price for the future purchase (often referred to as the "drop") plus the interest earned on the short-term investment awaiting the settlement date of the forward purchase. Unless such benefits exceed the income and gain or loss due to mortgage repayments that would have been realized on the securities sold as part of the mortgage roll, the use of this technique will diminish the investment performance of the Fund compared with what such performance would have been without the use of mortgage rolls. A Fund will hold and maintain in a segregated account until the settlement date cash or liquid assets in an amount equal to the forward purchase price. The benefits derived from the use of mortgage rolls may depend upon an investment adviser's ability to predict correctly mortgage prepayments and interest rates. There is no assurance that mortgage rolls can be successfully employed. For financial reporting and tax purposes, some of the Funds treat mortgage rolls as a financing transaction.

TEMPORARY DEFENSIVE OR INTERIM POSITIONS.


     Under market conditions when investments meeting the Giant 5 Total Investment System or the Giant 5 Total Index System's criteria are scarce, cash and cash reserves may represent a significant percentage of the Fund's total net assets. The Fund may invests its cash and cash reserves in foreign and domestic short-term obligations (such as Eurodollar and Yankee bank obligations, certificate of deposit, bankers' acceptances, commercial paper) and money market funds. During times when the Fund holds a significant portion of its net assets in cash and cash reserves, it will not be investing according to its investment objective, and the Fund's performance may be negatively affected as a result. Similarly, an Underlying Fund may depart from its investment strategies for temporary defensive purpose or to meet liquidity need. During such times, the Underlying Fund will not be investing in accordance with its investment objective and such Underlying Fund's performance may be negatively affected as a result.


U.S. GOVERNMENT OBLIGATIONS.

     The Funds may invest in various types of U.S. Government obligations. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities. Payment of principal and interest on U.S. Government obligations (i) may be backed by the full faith and credit of the United States (as with U.S. Treasury obligations and GNMA certificates) or (ii) may be backed solely by the issuing or guaranteeing agency or instrumentality itself (as with FNMA notes). In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities where it is not obligated to do so. As a general matter, the value of debt instruments, including U.S. Government obligations, declines when market interest rates increase and rises when market interest rates decrease. Certain types of U.S. Government obligations are subject to fluctuations in yield or value due to their structure or contract terms.

OBLIGATIONS OF FOREIGN GOVERNMENTS, SUPRANATIONAL ENTITIES AND BANKS.

     The Funds may invest in U.S. dollar-denominated short-term obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions, agencies or instrumentalities that are determined by the Fund's investment adviser to be of comparable quality to the other obligations in which such Fund may invest. The Funds may also invest in debt obligations of supranational entities. Supranational entities include international organizations designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (the World Bank), the European Coal and Steel Community, the Asian Development Bank and the InterAmerican Development Bank.

     The Funds may invest a portion of its total assets in high-quality, short-term (one year or less) debt obligations of foreign branches of U.S. banks or U.S. branches of foreign banks that are denominated in and pay interest in U.S. dollars.

REPURCHASE AGREEMENTS.

     Repurchase agreements are transactions in which a Fund purchases a security from a bank or recognized securities dealer and simultaneously commits to resell that security to the bank or dealer at an agreed-upon price, date, and market rate of interest unrelated to the coupon rate or maturity of the purchased security. Repurchase agreements involve certain risks, such as default by, or insolvency of, the other party to the repurchase agreement. A Fund's right to liquidate its collateral in the event of a default could involve certain costs, losses or delays. To the extent that the proceeds from any sale upon a default in the obligation to repurchase were less than the repurchase price, the Fund would suffer a loss. If the financial institution which is party to the repurchase agreement petitions for bankruptcy or otherwise becomes subject to bankruptcy or other liquidation proceedings, there may be restrictions on a Fund's ability to sell the collateral and the portfolio fund could suffer a loss.

REVERSE REPURCHASE AGREEMENTS

     A Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund will sell securities and receive cash proceeds, subject to its agreement to repurchase the securities at a later date for a fixed price reflecting a market rate of interest. There is a risk that the counter party to a reverse repurchase agreement will be unable or unwilling to complete the transaction as scheduled, which may result in losses to the Fund.

FOREIGN DEPOSITARY RECEIPTS.

     A Fund may invest in American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs") of foreign issuers.

     ADRs, EDRs and GDRs may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by a United States bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. GDRs are receipts issued by either a U.S. or non-U.S. banking institution, that evidence ownership of underlying foreign securities, EDRs, which are sometimes referred to as Continental Depositary Receipts ("CDRs"), are receipts issued in Europe typically by non-United States banks and trust companies that evidence ownership of either foreign or domestic securities. Generally, ADRs in registered form are designed for use in the United States securities markets and EDRs, CDRs and GDRs in bearer form are designed for use in Europe. A Fund may invest in ADRs, EDRs and CDRs through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without participation by the issuer of the deposited security. Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities.

BANK OBLIGATIONS

     A Fund may invest in bank obligations, including certificates of deposit, time deposits, bankers' acceptances and other short-term obligations of domestic banks, foreign subsidiaries of domestic banks, foreign branches of domestic banks, and domestic and foreign branches of foreign banks, domestic savings and loan associations and other banking institutions.

     Certificates of deposit are negotiable certificates evidencing the obligation of a bank to repay funds deposited with it for a specified period of time.

     Time deposits are nonnegotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Time deposits which may be held by a Fund will not benefit from insurance from the Bank Insurance Fund or the Savings Association Insurance Fund administered by the Federal Deposit Insurance Corporation (the "FDIC").

     Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity. The other short-term obligations may include uninsured, direct obligations, bearing fixed, floating or variable-interest rates.

     Domestic commercial banks organized under federal law are supervised and examined by the Comptroller of the Currency and are required to be members of the Federal Reserve System and to have their deposits insured by the FDIC. Domestic banks organized under state law are supervised and examined by state banking authorities but are members of the Federal Reserve System only if they elect to join. In addition, state banks whose certificates of deposit ("CDs") may be purchased by a Fund are insured by the FDIC (although such insurance may not be of material benefit to the Fund, depending on the principal amount of the CDs of each bank held by the Fund) and are subject to federal examination and to a substantial body of federal law and regulation. As a result of federal or state laws and regulations, domestic branches of domestic banks whose CDs may be purchased by a Fund generally are required, among other things, to maintain specified levels of reserves, are limited in the amounts which they can loan to a single borrower and are subject to other regulations designed to promote financial soundness. However, not all of such laws and regulations apply to the foreign branches of domestic banks.

     Obligations of foreign branches of domestic banks, foreign subsidiaries of domestic banks and domestic branches of foreign banks, such as CDs and time deposits ("TDs"), may be general obligations of the parent banks in addition to the issuing branch, or may be limited by the terms of a specific obligation and/or governmental regulation. Such obligations are subject to different risks than are those of domestic banks. These risks include foreign economic and political developments, foreign governmental restrictions that may adversely affect payment of principal and interest on the obligations, foreign exchange controls and foreign withholding and other taxes on interest income. These foreign branches and subsidiaries are not necessarily subject to the same or similar regulatory requirements that apply to domestic banks, such as mandatory reserve requirements, loan limitations, and accounting, auditing and financial record keeping requirements. In addition, less information may be publicly available about a foreign branch of a domestic bank or about a foreign bank than about a domestic bank.

     Obligations of U.S. branches of foreign banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation or by federal or state regulation as well as governmental action in the country in which the foreign bank has its head office. A domestic branch of a foreign bank with assets in excess of $1 billion may be subject to reserve requirements imposed by the Federal Reserve System or by the state in which the branch is located if the branch is licensed in that state.

     In addition, federal branches licensed by the Comptroller of the Currency and branches licensed by certain states ("State Branches") may be required to:
(1) pledge to the appropriate regulatory authority, by depositing assets with a designated bank within the relevant state, a certain percentage of their assets as fixed from time to time by such regulatory authority; and (2) maintain assets within the relevant state in an amount equal to a specified percentage of the aggregate amount of liabilities of the foreign bank payable at or through all of its agencies or branches within the state. The deposits of federal and State Branches generally must be insured by the FDIC if such branches take deposits of less than $100,000.

     In view of the foregoing factors associated with the purchase of CDs and TDs issued by foreign branches of domestic banks, by foreign subsidiaries of domestic banks, by foreign branches of foreign banks or by domestic branches of foreign banks, INTRUST carefully evaluates such investments on a case-by-case basis.

     A Fund may purchase CDs issued by banks, savings and loan associations and similar thrift institutions with less than $1 billion in assets, provided that such institutions are members of the FDIC, and further provided such Fund purchases any such CD in a principal amount of not more than $100,000, which amount would be fully insured by the Bank Insurance Fund or the Savings Association Insurance Fund administered by the FDIC. Interest payments on such a CD are not insured by the FDIC.

COMMERCIAL PAPER AND SHORT-TERM CORPORATE DEBT INSTRUMENTS.

     A Fund may invest in commercial paper (including variable amount master demand notes), which consists of short-term, unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is usually sold on a discount basis and has a maturity at the time of issuance not exceeding nine months. Variable amount master demand notes are demand obligations that permit the investment of fluctuating amounts at varying market rates of interest pursuant to arrangements between the issuer and a commercial bank acting as agent for the payee of such notes whereby both parties have the right to vary the amount of the outstanding indebtedness on the notes.

     A Fund also may invest in nonconvertible corporate debt securities (e.g., bonds and debentures) with not more than one year remaining to maturity at the date of settlement.

FLOATING- AND VARIABLE-RATE OBLIGATIONS.

     A Fund may purchase floating- and variable-rate demand notes and bonds, which are obligations ordinarily having stated maturities in excess of 13 months, but which permit the holder to demand payment of principal at any time or at specified intervals not exceeding 13 months. Variable-rate demand notes include master demand notes, which are obligations that permit a Fund to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the Fund, as lender, and the borrower. The interest rates on these notes fluctuate from time to time. The issuer of such obligations ordinarily has a corresponding right, after a given period, to prepare in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days' notice to the holders of such obligations. The interest rate on a floating-rate demand obligation is based on a known lending rate, such as a bank's prime rate, and is adjusted automatically at specified intervals. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded. There generally is no established secondary market for these obligations, although they are redeemable at face value. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, a Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and a Fund may invest in obligations which are not so rated only if the Fund's investment adviser determines that at the time of investment the obligations are of comparable quality to the other obligations in which such Fund may invest.

INVERSE FLOATING RATE OBLIGATIONS

     A Fund may invest in so-called "inverse floating rate obligations" or "residual interest bonds" or other obligations or certificates relating thereto structured to have similar features. In creating such an obligation, a municipality issues a certain amount of debt and pays a fixed interest rate. Half of the debt is issued as variable rate short term obligations, the interest rate of which is reset at short intervals, typically 35 days. The other half of the debt is issued as inverse floating rate obligations, the interest rate of which is calculated based on the difference between a multiple of (approximately two times) the interest paid by the issuer and the interest paid on the short-term obligation. Under usual circumstances, the holder of the inverse floating rate obligation can generally purchase an equal principal amount of the short term obligation and link the two obligations in order to create long-term fixed rate bonds. Because the interest rate on the inverse floating rate obligation is determined by subtracting the short-term rate from a fixed amount, the interest rate will decrease as the short-term rate increases and will increase as the short-term rate decreases. The magnitude of increases and decreases in the market value of inverse floating rate obligations may be approximately twice as large as the comparable change in the market value of an equal principal amount of long-term bonds which bear interest at the rate paid by the issuer and have similar credit quality, redemption and maturity provisions.

INITIAL PUBLIC OFFERINGS ("IPOS")

     A Fund may invest a portion of their assets in securities of companies offering shares in IPOs. IPOs may have a magnified performance impact on a Fund for as long as it has a small asset base. The impact of IPOs on a Fund's performance likely will decrease as the Fund's asset size increases, which could reduce the Fund's total returns. Because IPO shares frequently are volatile in price, a Fund may hold IPO shares for a very short period of time. This may increase the turnover of the Fund's portfolio and may lead to increased expenses for the Fund, such as commissions and transaction costs. By selling shares, a Fund may realize taxable gains they will subsequently distribute to shareholders (including the Giant 5 Funds). In addition, the market for IPO shares can be speculative and/or inactive for extended periods of time. The limited number of shares available for trading in some IPOs may make it more difficult for a Fund to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. Shareholders in IPO shares can be affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal shareholders.

     A Fund's investment in IPO shares may include the securities of unseasoned companies (companies with less than three years of continuous operations), which present risks considerably greater than common stocks of more established companies. These companies may have limited operating histories and their prospects for profitability may be uncertain. These companies may be involved in new and evolving businesses and may be vulnerable to competition and changes in technology, markets and economic conditions. They may be more dependent on key managers and third parties and may have limited product lines.

SHORT SALES

     Certain of the Underlying Funds may make short sales of securities. A short sale is a transaction in which a Fund sells a security it does not own in anticipation that the market price of that security will decline.

     When a Fund makes a short sale, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Fund may have to pay a fee to borrow particular securities and is often obligated to pay over any accrued interest and dividends on such borrowed securities.

     If the price of the security sold short increases between the time of the short sale and the time and the Fund replaces the borrowed security, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.


     To the extent that a Fund engages in short sales, it will provide collateral to the broker-dealer and (except in the case of short sales "against the box") will maintain additional asset coverage in the form of segregated or "earmarked" assets determined to be liquid by the Fund's investment adviser in accordance with procedures established by the board of directors or trustees. A short sale is "against the box" to the extent that the Fund contemporaneously owns, or has the right to obtain at no added cost, securities identical to those sold short.


LEVERAGING TRANSACTIONS

     A Fund may engage in the types of transactions which involve "leverage" because in the Fund receives cash which it can invest in portfolio securities and has a future obligation to make a payment. The use of these transactions by the Fund will generally cause its net asset value to increase or decrease at a greater rate than would otherwise be the case. Any investment income or gains earned from the portfolio securities purchased with the proceeds from these transactions which is in excess of the expenses associated from these transactions can be expected to cause the value of the Fund's shares and distributions on the Fund's shares to rise more quickly than would otherwise be the case. Conversely, if the investment income or gains earned from the portfolio securities purchased with proceeds from these transactions fail to cover the expenses associated with these transactions, the value of the Fund's shares is likely to decrease more quickly than otherwise would be the case and distributions thereon will be reduced or eliminated. Hence, these transactions are speculative, involve leverage and increase the risk of owning or investing in the shares of the Fund. These transactions also increase the Fund's expenses because of interest and similar payments and administrative expenses associated with them. Unless the appreciation and income on assets purchased with proceeds from these transactions exceed the costs associated with them, the use of these transactions by a Fund would diminish the investment performance of the Fund compared with what it would have been without using these transactions.

LOAN PARTICIPATIONS

     Certain Funds may purchase participations in commercial loans. Such indebtedness may be secured or unsecured. Loan participations typically represent direct participation in a loan to a corporate borrower, and generally are offered by banks or other financial institutions or lending syndicates. The Funds may participate in such syndications, or can buy part of a loan, becoming a part lender. When purchasing loan participations, a Fund assumes the credit risk associated with the corporate borrower and may assume the credit risk associated with an interposed bank or other financial intermediary. The participation interests in which a Fund intends to invest may not be rated by any nationally recognized rating service.

     A loan is often administered by an agent bank acting as agent for all holders. The agent bank administers the terms of the loan, as specified in the loan agreement. In addition, the agent bank is normally responsible for the collection of principal and interest payments from the corporate borrower and the apportionment of these payments to the credit of all institutions which are parties to the loan agreement. Unless, under the terms of the loan or other indebtedness, a Fund has direct recourse against the corporate borrower, the Fund may have to rely on the agent bank or other financial intermediary to apply appropriate credit remedies against a corporate borrower.

     A financial institution's employment as agent bank might be terminated in the event that it fails to observe a requisite standard of care or becomes insolvent. A successor agent bank would generally be appointed to replace the terminated agent bank, and assets held by the agent bank under the loan agreement should remain available to holders of such indebtedness. However, if assets held by the agent bank for the benefit of a Fund were determined to be subject to the claims of the agent bank's general creditors, the Fund might incur certain costs and delays in realizing payment on a loan or loan participation and could suffer a loss of principal and/or interest. In situations involving other interposed financial institutions (e.g., an insurance company or governmental agency) similar risks may arise.

     Purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the corporate borrower for payment of principal and interest. If a Fund does not receive scheduled interest or principal payments on such indebtedness, the Fund's share price and yield could be adversely affected. Loans that are fully secured offer a Fund more protection than an unsecured loan in the event of non-payment of scheduled interest or principal. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower's obligation, or that the collateral can be liquidated.

     A Fund may invest in loan participations with credit quality comparable to that of issuers of its securities investments. Indebtedness of companies whose creditworthiness is poor involves substantially greater risks, and may be highly speculative. Some companies may never pay off their indebtedness, or may pay only a small fraction of the amount owed. Consequently, when investing in indebtedness of companies with poor credit, a Fund bears a substantial risk of losing the entire amount invested.

     In the case of loan participations where a bank or other lending institution serves as a financial intermediary between a Fund and the corporate borrower, if the participation does not shift to the Fund the direct debtor-creditor relationship with the corporate borrower, SEC interpretations require the Fund to treat both the lending bank or other lending institution and the corporate borrower as "issuers" for the purposes of determining whether the Fund has invested more than 5% of its total assets in a single issuer. Treating a financial intermediary as an issuer of indebtedness may restrict a Funds' ability to invest in indebtedness related to a single financial intermediary, or a group of intermediaries engaged in the same industry, even if the underlying borrowers represent many different companies and industries.

     Loans and other types of direct indebtedness may not be readily marketable and may be subject to restrictions on resale. In some cases, negotiations involved in disposing of indebtedness may require weeks to complete. Consequently, some indebtedness may be difficult or impossible to dispose of readily at a fair price. In addition, valuation of illiquid indebtedness involves a greater degree of judgment in determining a Fund's net asset value than if that value were based on available market quotations, and could result in significant variations in the Fund's daily share price. At the same time, some loan interests are traded among certain financial institutions and accordingly may be deemed liquid. As the market for different types of indebtedness develops, the liquidity of these instruments is expected to improve. In addition, indebtedness for which there is no readily available market may be treated by a Fund as illiquid for purposes of the Funds' limitation on illiquid investments. Investments in loan participations are generally considered to be debt obligations for purposes of the restriction relating to lending of funds or assets by a Fund.

     Investments in loans through a direct assignment of the financial institution's interests with respect to the loan may involve additional risks to the Funds. For example, if a loan is foreclosed, a Fund could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that under emerging legal theories of lender liability, a Fund could be held liable as co-lender. It is unclear whether loans and other forms of direct indebtedness offer securities law protections against fraud and misrepresentation.

DELAYED FUNDING LOANS AND REVOLVING CREDIT FACILITIES

     A Fund may enter into, or acquire participations in, delayed funding loans and revolving credit facilities. Delayed funding loans and revolving credit facilities are borrowing arrangements in which the lender agrees to make loans up to a maximum amount upon demand by the borrower during a specified term. A revolving credit facility differs from a delayed funding loan in that as the borrower repays the loan, an amount equal to the repayment may be borrowed again during the term of the revolving credit facility. Delayed funding loans and revolving credit facilities usually provide for floating or variable rates of interest. These commitments may have the effect of requiring a Fund to increase its investment in a company at a time when it might not otherwise decide to do so (including at a time when the company's financial condition makes it unlikely that such amounts will be repaid). To the extent that a Fund is committed to advance additional funds, it will at all times segregate or "earmark" assets, determined to be liquid by the Fund's investment adviser in accordance with procedures established by the board of directors or trustees, in an amount sufficient to meet such commitments.

     A Fund may invest in delayed funding loans and revolving credit facilities with credit quality comparable to that of issuers of its securities investments. Delayed funding loans and revolving credit facilities may be subject to restrictions on transfer, and only limited opportunities may exist to resell such instruments. As a result, a Fund may be unable to sell such investments at an opportune time or may have to resell them at less than fair market value. Funds generally treat delayed funding loans and revolving credit facilities for which there is no readily available market as illiquid for purposes of a Fund's limitation on illiquid investments. For a further discussion of the risks involved in investing in Loan Participations and other forms of direct indebtedness see "Loan Participations." Participation interests in revolving credit facilities will be subject to the limitations discussed in "Loan Participations." Delayed funding loans and revolving credit facilities are considered to be debt obligations for purposes of a Fund's investment restriction relating to the lending of funds or assets.

PARTICIPATION ON CREDITORS COMMITTEES

     A Fund may from time to time participate on committees formed by creditors to negotiate with the management of financially troubled issuers of securities held by the Fund. Such participation may subject a Fund to expenses such as legal fees and may make a Fund an "insider" of the issuer for purposes of the federal securities laws, and therefore may restrict such Fund's ability to trade in or acquire additional positions in a particular security when it might otherwise desire to do so. Participation by a Fund on such committees also may expose the Fund to potential liabilities under the federal bankruptcy laws or other laws governing the rights of creditors and debtors.

EVENT-LINKED EXPOSURE

     Certain Funds may obtain event-linked exposure by investing in "event-linked bonds" or "event-linked swaps," or implement "event-linked strategies." Event-linked exposure results in gains that typically are contingent on the non-occurrence of a specific "trigger" event, such as a hurricane, earthquake, or other physical or weather-related phenomena. Some event-linked bonds are commonly referred to as "catastrophe bonds." They may be issued by government agencies, insurance companies, reinsurers, special purpose corporations or other on-shore or off-shore entities (such special purpose entities are created to accomplish a narrow and well-defined objective, such as the issuance of a note in connection with a reinsurance transaction). If a trigger event causes losses exceeding a specific amount in the geographic region and time period specified in a bond, a Fund investing in the bond may lose a portion or all of its principal invested in the bond. If no trigger event occurs, the Fund will recover its principal plus interest. For some event-linked bonds, the trigger event or losses may be based on company-wide losses, index-portfolio losses, industry indices, or readings of scientific instruments rather than specified actual losses. Often the event-linked bonds provide for extensions of maturity that are mandatory, or optional at the discretion of the issuer, in order to process and audit loss claims in those cases where a trigger event has, or possibly has, occurred. An extension of maturity may increase volatility. In addition to the specified trigger events, event-linked bonds may also expose the Fund to certain unanticipated risks including but not limited to issuer risk, credit risk, counterparty risk, adverse regulatory or jurisdictional interpretations, and adverse tax consequences.

     Event-linked bonds are a relatively new type of financial instrument. As such, there is no significant trading history of these securities, and there can be no assurance that a liquid market in these instruments will develop. See "Restricted Securities" below. Lack of a liquid market may impose the risk of higher transaction costs and the possibility that a Fund may be forced to liquidate positions when it would not be advantageous to do so.

                               PORTFOLIO TURNOVER

     Changes may be made in the portfolio consistent with the investment objectives and policies of the Funds whenever such changes are believed to be in the best interests of the Funds and their shareholders. The portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities by the average monthly value of the Fund's portfolio securities. For purposes of this calculation, portfolio securities exclude all securities having a maturity when purchased of one year or less. The Funds' expected annual portfolio turnover rate is 25%.

                  DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION

     The Board of Trustees of the Trust has adopted policies and procedures for the Trust relating to disclosure of the Funds' portfolio securities (the "Policy"). The Policy is designed to ensure disclosure of holdings information where necessary to the Trust's operation or useful to each Fund's shareholders without compromising the integrity or performance of the Fund.

     Pursuant to applicable law, each Fund is required to disclose its complete portfolio holdings quarterly, within 60 days of the end of each fiscal quarter. Each Fund will disclose a complete schedule of investments in each Semi-Annual Report and Annual Report to Shareholders or, following the first and third fiscal quarters, in quarterly holdings reports filed with the SEC on Form N-Q. Semi-Annual and Annual Reports are available free of charge electronically or, if requested by a shareholder, in paper form. Quarterly holdings reports filed with the SEC on Form N-Q are available, free of charge, on the EDGAR database on the SEC's website at www.sec.gov or on the Adviser's website (www.Giant5.com).

     The Adviser's website also provides information about each Fund's top 10 holdings, sector holdings and other characteristics data as of the end of the each calendar quarter. This information on the website is provided with a lag of at least 60 days and is available until updated as of the next fiscal quarter. The information on the Adviser's website is publicly available to all categories of persons.

     The Trust or the Adviser may share non-public holdings information of a Fund sooner than 60 days of the end of each fiscal quarter with the Adviser and other service providers to the Trust (including the Trust's custodian, administrator, fund accountant, financing agents, pricing services and certain others (such as, auditors, proxy voting services and securities lending agents) necessary for the Funds' day-to-day operations). In addition, the Trust may share non-public holdings information with mutual fund ranking and rating services, including Morningstar, Lipper, and Bloomberg. These service providers and other entities owe contractual, fiduciary, or other legal duties of confidentiality to the Trust or the Adviser that foster reasonable expectations that holdings information will not be misused. The Trust's Officers may authorize disclosure of the Trust's holdings portfolio information to service providers where such service provider needs information to fulfill its duties.

     The Trust may also disclose information about portfolio holdings to mutual fund evaluation services that agree not to disclose the information to third parties and that enter into a Confidentiality Agreement. Such Confidentiality Agreement provides, among other things, that non-public portfolio holdings information will be kept confidential and that such information will be used solely for the purpose of analysis and evaluation of the portfolio. Disclosures may be made to other third parties under a Confidentiality Agreement satisfactory to fund counsel and the Chief Compliance Officer ("CCO"). The Confidentiality Agreement prohibits anyone in possession of non-public holdings information from purchasing or selling securities based on such information, or from disclosing such information to other persons, except for those who are actually engaged in, and need to know, such information to perform services for the portfolio.

     Currently, the Trust has arrangements to provide additional disclosure of holdings information to the following evaluation services: [Companies and Lag Times]

     No compensation or other consideration is paid to or received by any party in connection with the disclosure of holdings information, including the Trust, the Adviser and its affiliates.

     Pursuant to the Policy, the CCO may authorize exceptions and allow disclosures under other circumstances he or she deems appropriate. In addition, the Fund may disclose their holdings, as appropriate, in conformity with the foregoing principles. Compliance with the Policy (including the use of the portfolio holdings information) will be monitored by the CCO or his or her designee on a regular basis, and any violations constituting a "Material Compliance Matter" as defined under Rule 38a-1 of the 1940 Act will be reported by the CCO to the Boards of Trustees.

                                   MANAGEMENT

Board of Trustees Responsibilities. The management and affairs of the Trust and each of the Funds are supervised by the Board under the laws of the State of Delaware. The Board is responsible for overseeing each of the Funds. The Trustees have approved contracts, as described above, under which certain companies provide essential management services to the Trust.

Trustees and Officers. The names of the Trustees of the Trust, their addresses, ages/date of birth, positions, principal occupation(s) during the past five years, number of portfolios in the fund complex overseen, and other directorships held by each Trustee are set forth below.


                                                                                                   PORTFOLIOS
                                                                                                     IN FUND
                                                                                                     COMPLEX        OTHER
                             POSITION(S)   TERM OF OFFICE                                           OVERSEEN     TRUSTEESHIPS
     NAME, ADDRESS AND           HELD       AND LENGTH OF          PRINCIPAL OCCUPATION(S)             BY          HELD BY
     AGE/DATE OF BIRTH        WITH FUND      TIME SERVED             DURING PAST 5 YEARS             TRUSTEE       TRUSTEE
     -----------------       -----------   --------------          -----------------------         ----------    ------------
NON-INTERESTED TRUSTEES

Lance J. Baller              Trustee       Indefinite;      [Managing Partner of Shoreline              2       [Co-Chairman,
P.O. Box 182845                            since January    Equity Partners, Inc., a merger and                   Eagle: XM]
Columbus, OH 43218                         18, 2006         acquisition consulting company (2004
Date of Birth: 2/1/74                                       to present); Managing Partner and
                                                            portfolio manager of Elevation
                                                            Capital Management, LLC (2005 to
                                                            present); Interim Co-Chief Executive
                                                            Officer of Eagle: XM, a marketing
                                                            company (2005 to present); President
                                                            of Ultimate Investments Corporation
                                                            (2004 to present); President, Baller
                                                            Enterprises, Inc., a ___ company
                                                            (1993 to present); Vice President,
                                                            Corporate Development and
                                                            Communications of Integrated
                                                            BioPharma, Inc., a pharmaceutical
                                                            company (2003-2004); President of
                                                            Palmdale Park, Inc., a real estate
                                                            company (1994-2005); Vice President,
                                                            Investments of UBS AG (2000-2003);
                                                            Vice President, Investments of
                                                            Morgan Stanley (1995-2000). ]

Eric Scott Griffin           Trustee       Indefinite;      Owner and Project Manager of Griffen        2            None
P.O. Box 182845                            since January    Development, a real estate
Columbus, OH 43218                         18, 2006         development company (2000 to
Date of Birth: 8/14/65                                      present); Instructor at  Atascadero
                                                            Unified School District (2004 to

                                                            present); Assistant Principal of
                                                            Atascadero, CA Junior High School
                                                            (2000 to 2003).

Kevin J. Trigueiro           Trustee       Indefinite;      Broker Associate, RE/MAX Properties,        2            None
P.O. Box 182845                            since January    Inc. (2003 to present); RE/MAX
Columbus, OH 43218                         18, 2006         Partners, Inc. (2000- 2003).
Date of Birth: 8/23/66

INTERESTED TRUSTEES

Michael Willis               Trustee       Indefinite;      President of The Willis Group, Inc.         2            None
128 South Tejon Street,                    since January    (2004 to present);  Senior Vice
Suite 150                                  18, 2006         President, Investments of UBS
Colorado Springs, Colorado                                  Financial Services, Inc.
80903                                                       (2003-2004); Senior Vice President,
Date of Birth: 5/11/66                                      Investments of Painwebber
                                                            (1999-2003); First Vice President,
                                                            Investments, Smith Barney
                                                            (1994-1999)._


* Mr. Willis may be deemed an "interested person" of the Trust as that term is defined in the 1940 Act because of his ownership and control, and service as an officer and employee of the Adviser.

The names of the officers, their addresses, ages, position(s) held with the Trust, and principal occupation(s) during the past five years are described in the table below.


                                 POSITION(S)    TERM OF OFFICE
      NAME, ADDRESS AND              HELD        AND LENGTH OF
      AGE/DATE OF BIRTH           WITH FUND       TIME SERVED         PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
      -----------------           ---------     --------------        -------------------------------------------
Ryan Hickey                     Treasurer and     Indefinite;    Chief Compliance Officer, Operations Manager and
128 South Tejon Street,             Chief       since January    Investment Executive of The Willis Group, Inc. (2004
Suite 150                         Compliance    18, 2006 2005    to present); Registered Client Services Associate of
Colorado Springs, Colorado         Officer                       UBS Financial Services, Inc. (2000 - 2004).
80903
Date of Birth: 11/27/73

Patrick Keniston*                 Secretary       Indefinite;    Counsel, Legal Services, BISYS Fund Services Ohio,
100 Summer Street, Suite 1500                   since January    Inc. (2005 to present); Attorney, Citigroup GTS Fund
Boston, MA 02110                                   18, 2006      Services (2001 - 2005); Senior Tax Consultant,
Date of Birth: 1/XX/64                                           PricewaterhouseCoopers LLP (1998 - 2001).
                                                                 Assistant Counsel, Legal Services, BISYS Fund

Kristin Person*                                                  Services, Ohio, Inc. (2005 to present); Legal
100 Summer Street, Suite 1500                     Indefinite:    Intern, Fidelity Management and Research Company,
Boston, MA 02110                  Assistant     since January    private practice and Federal Court (2002-2005); Tax
Date of Birth: 10/10/79           Secretary        18, 2006      Associate, PricewaterhouseCoopers (2001-2002).



* Mr. Keniston and Ms. Person also are officers of certain other investment companies of which BISYS or an affiliate is the administrator.


     The Board has established an Audit Committee, a Valuation Committee and a Nomination and Governance Committee.

     The Audit Committee consists of Lance J. Baller, Eric Scott Griffin and Kevin J. Trigueiro. The members of the committee are not "interested persons" of the Trust as defined by the 1940 Act ("Independent Trustees"). The primary purpose of the Audit Committee is to oversee the accounting and financial reporting policies, practices and internal controls of the Trusts. The Audit Committee is currently chaired by Lance J. Baller. The audit committee (i) recommends to the Board of Trustees the selection, retention and compensation of an independent public accounting firm; (ii) annually reviews the scope of the proposed audit, the audit procedures to be utilized and the proposed audit fees;
(iii) reviews the results of the annual audit with the independent auditors;
(iv) reviews the annual financial statements of the Fund with management and the independent auditors; and (v) reviews the adequacy and effectiveness of internal controls and procedures with management and the independent auditors.


     The Valuation Committee includes at least one of the Independent Trustees of the Trust elected by the Board of Trustees and representatives from the Adviser and BISYS Fund Services. The Valuation Committee is currently chaired by [none]. The purpose of the Valuation Committee is to oversee the implementation of the Fund's valuation procedures and to make fair value determinations on behalf of the Board of Trustees as specified in the Fund's Valuation Procedures.

     The Trust also has a Nominating and Governance Committee that is comprised of the Independent Trustees. This committee (i) makes nominations for trustee membership on the Board; (ii) evaluates on a periodic basis the operations and effectiveness of the Board as a whole; (iii) periodically reviews the composition of the Board to determine whether it may be appropriate to add individuals with different backgrounds or skills from those already on the Board; (iv) periodically reviews Board governance procedures and shall recommend any appropriate changes to the full Board; and (v) periodically reviews trustee compensation and shall recommend any appropriate changes to the Board as a group. The committee does not consider nominees recommended by shareholders.


     Trustees of the Trust not affiliated with the Adviser or Distributor received from the Trust an annual retainer of 1/3 of 1 basis point of the average annual assets under management, paid quarterly. Trustees who are affiliated with the Adviser or the Distributor do not receive compensation from the Trust. All Trustees (Interested and Independent) are reimbursed for all out-of-pocket expenses (e.g. travel and lodging) relating to attendance at such meetings.


     Except for the Chief Compliance Officer, none of the officers receive compensation from the Trust for their services.

     The Funds are newly offered and no Trustees own any equity securities in the Funds as of the date of this SAI.

     The Fund is newly offered. As of the date of this SAI, Officers and Trustees of the Trust, as a group, own less than 1% of the outstanding shares of the Funds of the Trust.

                                 CODE OF ETHICS

     The Trust, the Adviser and the Distributor each have adopted a code of ethics, as required by applicable law, which is designed to prevent affiliated persons of the Trust, the Adviser and the Distributor from engaging in deceptive, manipulative, or fraudulent activities in connection with securities held or to be acquired by the Funds (which may also be held by persons subject to a code). Such persons are prohibited from effecting certain transactions, allowed to effect certain exempt transactions, required to preclear certain transactions and to report certain transactions on a regular basis.

                         INVESTMENT ADVISER TO THE FUNDS


     The Willis Group, Inc. (the "Adviser") serves as investment adviser to the each Fund pursuant to an investment advisory contract (the "Investment Advisory Agreement"). The Adviser is located at 128 South Tejon Street, Suite 150, Colorado Springs, Colorado 80903. The Adviser is wholly-owned and controlled by Michael Willis, an interested Trustee of the Trust and the portfolio manager of each Fund. Mr. Willis also serves as Chairman and President of the Adviser.

     Under the terms of the Investment Advisory Agreement for the Funds, the Adviser serves as the investment adviser and makes the investment decisions for each of the Funds and continuously reviews, supervises and administers the investment program of each Fund, subject to the supervision of, and policies established by, the Trustees of the Trust. Under the terms of the Investment Advisory Agreement for the Funds, the investment advisory services of the Adviser are not exclusive. The Adviser is free to render investment advisory services to others.

     For its services, the Adviser is entitled to a fee from each Fund, computed daily and paid monthly, equal on an annual basis to 0.67% of the Fund's average daily net assets as described in the Prospectuses. The Funds are newly offered and have not paid investment advisory fees as of the date of this SAI.

     The Investment Advisory Agreements for the Funds will continue for a period beyond two years from the date of their execution only as long as such continuance is approved annually (i) by the holders of a majority of the outstanding voting securities of the Funds or by the Board of Trustees and (ii) by a majority of the Trustees who are not parties to such Investment Advisory Agreement or "interested persons" (as defined in the 1940 Act) of any such party. The Investment Advisory Agreement may be terminated without penalty by vote of the Trustees or the shareholders of the Funds, or by the Adviser, on 60 days' written notice by either party to the Investment Advisory Agreement and will terminate automatically if assigned.

     The Investment Advisory Agreement with the Trust was formally considered by the Board of Trustees at its organizational board meeting held on January 18, 2006. In conducting its review, the Board of Trustees addressed a variety of factors including:

     A description of personnel and services provided to the Funds, investment advice and performance, brokerage practices and allocation of portfolio transactions, fees, other benefits and profitability, compliance program, and summary of key new procedures for best execution, market timing, late trading, revenue sharing, selection of brokers, soft dollars, trade allocations, trading of fund shares by insiders, affiliates and possible conflicts and current legal matters.

     Based on its review and consideration of all such matters the Trustees considered to be relevant in the exercise of their reasonable business judgment, including most particularly those identified above, the Board of Trustees approved the Investment Advisory Agreement and determined the compensation payable under such agreement to be fair and reasonable.

                        PORTFOLIO MANAGEMENT INFORMATION

     Michael Willis serves as Chairman and President of the Adviser and is responsible for the day-to-day management of the Funds. The Prospectuses contains information about Mr. Willis and his management of the Funds. The sections below contain certain additional information about his compensation, his management of other accounts, and potential conflicts of interest.

Management of Other Accounts. As of January 18, 2006, Mr. Willis had no non-discretionary management authority with respect to private account assets under management, as set forth in the table below.

     The table below shows the number of other accounts managed by Mr. Willis and the total assets in the accounts in each of the following categories: registered investment companies, other pooled investment vehicles and other accounts. For each category, the table also shows the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on account performance, if any.


                                                         OTHER ACCOUNTS WITH
                                                         PERFORMANCE -BASED
                       OTHER ACCOUNTS MANAGED /          FEES/ TOTAL ASSETS
                     TOTAL ASSETS IN ACCOUNTS ($)            IN ACCOUNTS
                 ------------------------------------   --------------------
                    OTHER                               NUMBER &     TOTAL
                 REGISTERED   OTHER POOLED               TYPE OF     ASSETS
                 INVESTMENT    INVESTMENT               ACCOUNTS    IN SUCH
                  COMPANIES     VEHICLES       OTHER     IN THIS   ACCOUNTS,
                  ("RICS")      ("PIVS")     ACCOUNTS   CATEGORY     IF ANY
                 ----------   ------------   --------   --------   ---------
Michael Willis      None          None         None       None        None


----------

PORTFOLIO MANAGER COMPENSATION STRUCTURE

     Mr. Willis receives a base salary from the Adviser for his services in the various positions he holds with the Adviser, including his position as portfolio manager and President. In addition, Mr. Willis, as the sole shareholder of the Adviser, is entitled to receive all net profits earned by the Adviser. Mr. Willis does not receive any other form of compensation or benefits for his services to the Adviser.

FUND OWNERSHIP OF PORTFOLIO MANAGERS

     Mr. Willis did not beneficially own shares of the Funds as of the date of this SAI. The Funds are newly offered and had no shareholders prior to the date of this SAI.

Potential Conflicts of Interest. Since the Fund and the other accounts managed by Mr. Willis and the Adviser have similar investment strategies, in theory it is possible that Mr. Willis could favor one or more of the other accounts over a Fund. However, the Adviser has established policies and procedures governing brokerage practice and the allocation of trades, which are designed to ensure that the purchase and sale of securities among various accounts managed by the Adviser are fairly and equitably allocated. The Adviser is not aware of any cases where the investment strategies employed for the other accounts managed by Mr. Willis and the Adviser would cause him to take positions on the contrary side of the market from a Fund, or otherwise contrary to the interests of a Fund.

                              PROXY VOTING POLICIES

     The Funds have adopted Proxy Voting Policies that delegate the responsibility of voting proxies to the Adviser. The Proxy Voting Policies of the Funds and Adviser are attached as Appendix B and Appendix C. When the Adviser exercises voting rights on behalf of the Fund, by proxy or otherwise, with respect to investment companies owned by the Fund, the Fund will either seek instruction from the Fund's shareholders with regard to the voting of all proxies and vote in accordance with such instructions, or vote the shares held by the Fund in the same proportion as the vote of all other holders of such security.


     Information regarding how the Advisor voted proxies will be available without charge (1) on the Adviser's website at www.Giant5.com; (2) by calling the Funds at 1-800-788-5680 or 1-888-5GIANT5; and (3) on the SEC's website, when the Funds file their first report on Form N-PX, which is due by August 31, 2006, covering the Funds' proxy voting record for the 12-month period ending June 30, 2006..


                           DISTRIBUTION OF FUND SHARES

     The Trust has retained BISYS Fund Services Limited Partnership ("BISYS LP"), 100 Summer Street, Boston, MA 02110, to serve as principal underwriter for the shares of the Funds. BISYS LP, and its affiliates also serve as distributor to other investment companies. BISYS LP is a wholly-owned subsidiary of The BISYS Group, Inc. BISYS LP serves as distributor to each Fund pursuant to the Distribution Agreement dated as of September 30, 2005 (the "Distribution Agreement"). The Distribution Agreement continues for an initial two year period and from year to year thereafter provided that such continuance is approved at least annually (i) by the Board or by the vote of a majority of the outstanding shares of the Funds or Fund subject to such Distribution Agreement, and (ii) by the vote of a majority of the Board who are not parties to such Distribution Agreement or interested persons (as defined in the 1940 Act) of any party to such Distribution Agreement, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement may be terminated in the event of any assignment, as defined in the 1940 Act. The Distribution Contract provides that the Distributor will use its best efforts to maintain a broad distribution of the Funds' shares among bona fide investors and may enter into selling group agreements with responsible dealers and dealer managers as well as sell the Funds' shares to individual investors. The Distributor is not obligated to sell any specific amount of shares.

                                DISTRIBUTION PLAN

     Each Fund has adopted a Distribution Plan, pursuant to Rule 12b-1 under the 1940 Act (the "Distribution Plan") with respect to its Independence Shares and Freedom Shares. Pursuant to the Distribution Plan, the Giant 5 Total Investment System will pay 0.17 % and 0.42% of its average daily net assets attributable to its Independence Shares and Freedom Shares, respectively, and the Giant 5 Total Index System will pay 0.17% and 0.42% of its average daily net assets attributable to its Independence Shares and Freedom Shares, respectively. The Distribution Plan provides that the Funds pays the Distributor and other organizations for distributing such classes of shares, for advertising and marketing and for providing certain services to shareholders of the respective class of shares. These services include answering shareholder inquiries regarding the Fund and providing reports and other information, and services related to the maintenance of shareholders accounts ("Servicing"). The amount paid under the Distribution Plan for Servicing is intended to be a "service fee" as defined under the Conduct Rules of the National Association of Securities Dealers, Inc. (the "NASD"), and at no time will such amount exceed the maximum amount permitted to be paid under the NASD Conduct Rules as a service fee. The fees payable under the Distribution Plan are payable without regard to actual expenses incurred. The Board believes that there is a reasonable likelihood that the Funds' Distribution Plan will benefit each Fund and the holders of its Independence Shares and Freedom Shares.


Quarterly reports of the amounts expended under the Distribution Plan, and the purposes for which such expenditures were incurred, must be made to the Board for its review. In addition, the Distribution Plan provides that it may not be amended to increase materially the costs which holders of Independence Shares and Freedom Shares may bear pursuant to the Distribution Plan without the approval of the holders of such class of shares and that other material amendments of the Distribution Plan must be approved by the Board, and by the Board members who are not "interested persons" (as defined in the 1940 Act) of the Fund and have no direct or indirect financial interest in the operation of the Distribution Plan or in any agreements entered into in connection with the Distribution Plan, by vote cast in person at a meeting called for the purpose of considering such amendments. The Distribution Plan is subject to annual approval by such vote of the Board members cast in person at a meeting called for the purpose of voting on the Distribution Plan. The Distribution Plan may be terminated at any time as to a class of shares by vote of a majority of the Board members who are not "interested persons" and have no direct or indirect financial interest in the operation of the Distribution Plan or in any agreements entered into in connection with the Distribution Plan or by vote of the holders of a majority of such class of shares.

     The Funds are newly offered and have not paid any distribution expenses as of the date of this SAI.

                              DISTRIBUTION SERVICES

     The Adviser has entered into an agreement with the Distributor whereby the Adviser has agreed that, in the event that the Funds' Rule 12b-1 Distribution Plan fees are not sufficient to pay for certain distribution activities, the Adviser will use its own resources to pay the Distributor for the portion of distribution activities not paid for by the Funds' Distribution Plan fees. Such payments by the Adviser, may be made, among other things, to promote the sale of the Funds' shares or to service Funds' shareholders. These payments will not change the price an investor will pay for the Funds' shares. In some circumstances, the payments may create an incentive for a dealer, other organizations and their investment professionals, to recommend or sell a Fund's shares to a client over shares of other mutual funds. For more information, please contact your investment professional.

                                 ADMINISTRATION

     BISYS Fund Services Ohio, Inc. (the "Administrator"), serves as administrator of the Trust and is an affiliate of BISYS Fund Services, Limited Partnership, the Trust's distributor. The Administrator, an Ohio corporation, has its principal business offices at 3435 Stelzer Road, Columbus, Ohio 43219. The Administrator and its affiliates provide administration and distribution services to other investment companies.

Master Services Agreement with the Trust. The Trust and the Administrator have entered into a master services agreement (the "Master Services Agreement") effective September 30, 2005. Under the Master Services Agreement, the Administrator provides the Trust with administrative services, including day-to-day administration of matters necessary to each Fund's operations, maintenance of records and the books of the Trust, preparation of reports and assistance with compliance monitoring of the Funds' activities.

     The Master Services Agreement shall remain in effect for a period of 3 years from its effective date, and shall continue in effect for successive one year periods unless terminated by provision of a written notice of non-renewal provided at least 90 days prior to the end of the initial term or any rollover period.

Administration Fees to be Paid to the Administrator. Under the Master Services Agreement, the Administrator is entitled to receive an annual asset-based fee for administration and fund accounting of 10 basis points (0.10%) on the first $250 million in aggregate net assets of all Funds; 7 basis points (0.07%) of aggregate net assets of all Funds from over $250 million to $500 million; 5 basis points (0.05%) of aggregate net assets of all Funds from over $500 million to $750 million; 4 basis points (0.04%) of aggregate net assets of all Funds from over $750 million to $1 billion; and 3 basis points (0.03%) of aggregate net assets of all Funds in excess of $1 billion. The annual asset-based fee is subject to an annual minimum equal to the number of Funds multiplied by $65,000 and an annual additional per class fee of $5,000 per class in excess of one class.

Transfer Agency Fees. Under the Master Services Agreement, BISYS also serves as transfer agent and dividend disbursing agent to the Funds. BISYS is entitled to receive and annual per-account fee for such services that is applied to each shareholder account on BISYS' transfer agency system, and subject to an annual minimum of $20,000 per Fund:

Per Open Non-Networked Account
   Accounts 0 - 50,000           $20; plus
   Accounts 50,001 and above     $17.50
------------------------------   ---------
Per Open Networked Account          $15
Per Closed Accounts                 $ 2

Annual Minimum Fee. Under the Master Services Agreement, the administration, fund accounting and transfer agency fees are subject to an annual minimum of $125,000 for one investment company.

     The Fund is newly offered and, therefore, did not pay any administration fees as of the date of this SAI.

                                    CUSTODIAN

     The Bank of New York (the "Custodian"), One Wall Street, 25th Floor, New York, NY 10286, is each Fund's custodian. The Custodian has no part in determining the investment policies of the Funds or which securities are to be purchased or sold by a Fund. Under a custody agreement with each Fund, the Custodian holds the Fund's securities and keeps all necessary accounts and records.

                                     COUNSEL

     Blank Rome LLP, located at 405 Lexington Avenue, New York, New York 10174, serves as counsel to the Trust.

                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

     Cohen McCurdy, Ltd. (the "Independent Auditor") has been selected as the independent registered public accounting firm for the Trust. The Independent Auditor provides audit services, tax return preparation and assistance and consultation in connection with certain SEC filings. The Independent Auditor is located at 800 Westpoint Pkwy, Suite #1100, Westlake, Ohio 44145.

                                    EXPENSES

     Each Fund bears all costs of its operations, other than expenses specifically assumed by the Adviser or Distributor. The costs borne by the Funds include legal and accounting expenses, Trustees' fees and expenses, insurance premiums, custodian and transfer agent fees and expenses, expenses incurred in acquiring or disposing of the Funds' portfolio securities, expenses of registering and qualifying the Funds' shares for sale with the SEC and with various state securities commissions, expenses of obtaining quotations on the Funds' portfolio securities and pricing of the Funds' shares, expenses of maintaining the Funds' legal existence and of shareholders' meetings, and expenses of preparing and distributing to existing shareholders reports, proxies and prospectuses.

                        DETERMINATION OF NET ASSET VALUE

     The net asset value ("NAV") per share for each Fund is determined as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern
Time) on each day that the Exchange is open and on such other days as the Board of Trustees determines (together, the "Valuation Time"). However, to the extent that a Fund's investments are traded in markets that are open when the New York Stock Exchange is closed, the value of the Fund's investments may change on days when shares cannot be purchased or redeemed.

     The Funds will not compute net asset value on customary business holidays, including New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

     Each Fund reserves the right to not determine net asset value when: (i) a Fund has not received any orders to purchase, sell or exchange shares and (ii) changes in the value of that Fund's portfolio do not affect that Fund's net asset value.

     The net asset value per share of a class is computed by adding the value of all securities and other assets in a Fund's portfolio allocable to such class, deducting any liabilities allocable to such class and any other liabilities charged directly to that class and dividing by the number of shares outstanding in such class.

     The Underlying Funds valued at their respective net asset values under the 1940 Act. Generally, the Underlying Funds value securities in their portfolios for which market quotations are readily available at their current market value (generally the last reported sale price) and all other securities and assets at fair value pursuant to methods established in good faith by the board of directors of the Underlying Fund.

     Securities held by the Funds for which market quotations are readily available are valued at current market value as of Valuation Time. Equity securities are valued at the last quoted sale price, or if there is no sale price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange in which each security trades.

     Debt and other fixed income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service, the use of which has been approved by the Funds' Board of Trustees. Short term debt securities such as commercial paper and U.S. treasury bills, having a remaining maturity of 60 days or less are considered to be "short term" and are valued at amortized cost which approximates market value. The pricing service activities and results are reviewed by an officer of the Fund.

     Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Funds' investment adviser or designee, are valued at fair value under procedures approved by the Funds' Board of Trustees. Fair value determinations are required for securities whose value is affected by a significant event that will materially affect the value of a domestic or foreign security and which occurs subsequent to the time of the close of the principal market on which such domestic or foreign security trades but prior to the calculation of the Fund's NAV.

     Generally, for the Funds trading in foreign securities markets trading is completed each day at various times prior to the Valuation Time. Due to the time differences between the closings of the relevant foreign securities exchanges and the Valuation Time for the Funds, the Funds will fair value their foreign investments when the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the Funds' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Trust have determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable, and may trigger fair value pricing for certain securities. Consequently, fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Trust utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have an impact on the net asset value of a Fund. When a Fund uses fair value pricing, the values assigned to the Fund's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

     Expenses and fees, including advisory fees, are accrued daily and are taken into account for the purpose of determining the net asset value of each Fund's shares.

                             PORTFOLIO TRANSACTIONS

     Investment decisions for the Funds are made with a view to achieving their respective investment objectives. Investment decisions are the product of many factors in addition to basic suitability for the particular client involved. Thus, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more clients are selling the security. In some instances, one client may sell a particular security to another client. It also sometimes happens that two or more clients simultaneously purchase or sell the same security, in which event each day's transactions in such security are, insofar as possible, averaged as to price and allocated between such clients in a manner which in the opinion of the Adviser, is equitable to each and in accordance with the amount being purchased or sold by each. There may be circumstances when purchases or sales of portfolio securities for one or more clients will have an adverse effect on other clients.

     The Funds have no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to policies established by the Trust's Board of Trustees, the Adviser, as appropriate, is primarily responsible for portfolio decisions and the placing of portfolio transactions. In placing orders, it is the policy of the Funds to obtain the best results taking into account the broker-dealer's general execution and operational facilities, the type of transaction involved and other factors such as the dealer's risk in positioning the securities. While the Adviser generally seeks reasonably competitive spreads or commissions, the Funds will not necessarily be paying the lowest spread or commission available.

     Purchases and sales of securities of Underlying Funds will often be principal transactions in the case of debt securities and equity securities traded otherwise than on an exchange. The purchase or sale of ETFs will frequently involve the payment of a commission to a broker-dealer who effects the transaction on behalf of a Fund. Generally, shares of underlying index funds are purchased and sold without sales charges and therefore do not involve brokerage commissions.

     The Adviser may, in circumstances in which two or more broker-dealers are in a position to offer comparable results, give preference to a dealer which has provided statistical or other research services to the Adviser. By allocating transactions in this manner, the Adviser is able to supplement its research and analysis with the views and information of securities firms. These items, which in some cases may also be purchased for cash, include such matters as general economic and securities market reviews, industry and company reviews, evaluations of securities and recommendations as to the purchase and sale of securities.

     Some of these services are of value to the Adviser in advising various of their clients (including the Funds), although not all of these services are necessarily useful and of value in managing the Funds. The management fees paid by the Funds are not reduced because the Adviser or its affiliates receive such services.

     As permitted by Section 28(e) of the Securities Exchange Act of 1934 (the "Act"), the Adviser may cause the Funds to pay a broker-dealer which provides "brokerage and research services" (as defined in the Act) to the Adviser an amount of disclosed commission for effecting a securities transaction for the Funds in excess of the commission which another broker-dealer would have charged for effecting that transaction.

     Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc. and subject to seeking the most favorable price and execution available and such other policies as the Trustees may determine, the Adviser may consider sales of shares of the Funds as a factor in the selection of broker-dealers to execute portfolio transactions for the Funds.

                               PURCHASE OF SHARES

     The following information supplements and should be read in conjunction with the sections in the Fund's Prospectuses entitled "Purchasing and Adding to Your Shares" and "Distribution Arrangements." The Prospectus contains a general description of how investors may buy shares of the Fund. When purchasing shares, you must specify which class is being purchased.

     Shares may be purchased through the Distributor, Servicing Agents or through securities brokers that have entered into a dealer agreement with the Distributor ("Securities Brokers"). Shares may be purchased at their net asset value next determined after an order is transmitted to and accepted by the Transfer Agent or is received by a Servicing Agent or a Securities Broker if it is transmitted to and accepted by the Transfer Agent. Purchases are effected on the same day the purchase order is received by the Transfer Agent provided such order is received prior to 4:00 p.m., New York time, on any Fund Business Day. Following an initial period, the Trust intends the Fund to be as fully invested at all times as is reasonably practicable in order to enhance the yield on its assets. Each Servicing Agent or Securities Broker is responsible for and required to promptly forward orders for shares to the Distributor or Transfer Agent.

     All purchase payments are invested in full and fractional shares. The Trust reserves the right to cease offering shares for sale at any time or to reject any order for the purchase of shares.

     While there is no sales charge on purchases the Funds' shares, the Distributor may receive fees from the Fund, such as those under the Distribution Plan. Other funds which have investment objectives similar to those of the Fund but which do not pay some or all of such fees from their assets may offer a higher yield.

     An investor may purchase shares through the Distributor directly or by authorizing his Servicing Agent to purchase such shares on his behalf through the Distributor or Transfer Agent.

     Shares of the Fund are offered on a continuous basis at net asset value by the Distributor as an investment vehicle for institutions, corporations, fiduciaries and individuals.

     From time to time dealers who receive dealer discounts and broker commissions from the Distributor may reallow all or a portion of such dealer discounts and broker commissions to other dealers or brokers. The Distributor may also provide additional compensation to dealers in connection with sales of shares of the Fund. Dealers may not use sales of the Fund's shares to qualify for the compensation to the extent such may be prohibited by the laws of any state or any self-regulatory agency, such as the National Association of Securities Dealers, Inc. None of the aforementioned compensation is paid for by the Fund or its shareholders.

     Stock certificates will not be issued with respect to the shares. The Transfer Agent shall keep accounts upon the book of the Trust for recordholders of such shares.

EXCHANGE PRIVILEGE

     By contacting the Transfer Agent or Servicing Agent or securities broker, a shareholder of a Fund may exchange some or all of his shares for shares of another series of the Trust.

     An investor will receive shares of a Fund in exchange for shares of another Giant 5 Fund at net asset value provided that the amount to be exchanged meets the applicable minimum investment requirements and the exchange is made in states where it is legally authorized. An exchange may result in a change in the number of shares held, but not in the value of such shares immediately after the exchange. Each exchange involves the redemption of the shares to be exchanged and the purchase of the shares of the other Giant 5 Fund, which may produce a gain or loss for tax purposes.

     The exchange privilege (or any aspect of it) may be changed or discontinued upon 60 days' written notice to shareholders and is available only to shareholders in states in which such exchanges may be legally made. A shareholder considering an exchange should obtain and read the Prospectus regarding the other Giant 5 Fund and consider the differences in investment objectives and policies before making any exchange.

     An exchange is considered a sale of shares and may result in a capital gain or loss for federal income tax purposes. A Shareholder wishing to exchange his or her shares may do so by contacting the Trusts at 1-800-788-5680, by contacting his or her broker-dialer or by providing written instruction to the Distributor.

AUTOMATIC INVESTMENT PLAN

     The Trust offers a plan for regularly investing specified dollar amounts ($100 minimum in monthly, quarterly, semi-annual or annual intervals) in the Fund. If an Automatic Investment Plan is selected, subsequent investments will be automatic and will continue until such time as the Trust and the investor's bank are notified in writing to discontinue further investments. Due to the varying procedures to prepare, process and forward the bank withdrawal information to the Trust, there may be a delay between the time of bank withdrawal and the time the money reaches the Fund. The investment in the Fund will be made at the net asset value per share determined on the Fund Business Day that both the check and the bank withdrawal data are received in required form by the Transfer Agent. Further information about the plan may be obtained from BISYS at the telephone number listed on the back cover.

     For further information on how to purchase shares from the Distributor, an investor should contact the Fund.

THROUGH A SERVICING AGENT OR A SECURITIES BROKER

     Shares are being offered to the public, to customers of a Servicing Agent and to customers of a securities broker that has entered into a dealer agreement with the Distributor. Servicing Agents and securities brokers may offer services to their customers, including specialized procedures for the purchase and redemption of shares, such as pre-authorized or automatic purchase and redemption programs. Each Servicing Agent and securities broker may establish its own terms, conditions and charges, including limitations on the amounts of transactions, with respect to such services. Charges for these services may include fixed annual fees, account maintenance fees and minimum account balance requirements. The effect of any such fees will be to reduce the net return on the investment of customers of that Servicing Agent or securities broker. Conversely, certain Servicing Agents may (although they are not required by the Trust to do so) credit to the accounts of their customers from whom they are already receiving other fees amounts not exceeding such other fees or the fees received by the Servicing Agent from the Fund, which will have the effect of increasing the net return on the investment of such customers of those Servicing Agents.

     Servicing Agents and securities brokers may transmit purchase payments on behalf of their customers by wire directly to the Fund's custodian bank by following the procedures described above.

     For further information on how to direct a securities broker or a Servicing Agent to purchase shares, an investor should contact his securities broker or his Servicing Agent.

                              REDEMPTION OF SHARES

     A shareholder may redeem all or any portion of the shares in his account at any time at the net asset value next determined after a redemption order in proper form is furnished by the shareholder to the Transfer Agent, with respect to shares purchased directly through the Distributor, or to his securities broker or his Servicing Agent, and is transmitted to and received by the Transfer Agent. All shares may be redeemed without charge. Redemptions are effected on the same day the redemption order is received by the Transfer Agent provided such order is received prior to 4:00 p.m., New York time, on any Fund Business Day. Shares redeemed earn dividends up to and including the day prior to the day the redemption is effected.

     The proceeds of a redemption are normally paid from each Fund in U.S. dollars on the next Fund Business Day following the date on which the redemption is effected, but in any event within seven days. The right of any shareholder to receive payment with respect to any redemption may be suspended or the payment of the redemption proceeds postponed during any period in which the New York Stock Exchange ("NYSE") is closed (other than weekends or holidays) or trading on the NYSE is restricted or, to the extent otherwise permitted by the 1940 Act, if an emergency exists. To be in a position to eliminate excessive expenses, the Trusts reserve the right to redeem upon not less than 90 days' notice all shares in an account which has a value below $500, provided that such involuntary redemptions will not result from fluctuations in the value of Fund shares. A shareholder will be allowed to make additional investments prior to the date fixed for redemption to avoid liquidation of the account.

     Unless shares have been purchased directly from the Distributor, a shareholder may redeem shares only by authorizing his securities broker, if applicable, or his Servicing Agent to redeem such shares on his behalf (since the account and records of such a shareholder are established and maintained by his securities broker or his Servicing Agent). For further information as to how to direct a securities broker or a Servicing Agent to redeem shares, a shareholder should contact his securities broker or his Servicing Agent.

     It is currently the Trust's policy to pay for all redemptions in cash, however, the Trust retains the right to alter this policy to provide for redemptions in whole or in part by a distribution in-kind of readily marketable securities held by the Funds in lieu of cash. Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions. A shareholder will at all times be entitled to aggregate cash redemptions from all Funds of the Trust up to the lesser of $250,000 or 1% of the Trust's net assets during any 90-day period.

     The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period on which trading on the NYSE is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of disposal or valuation of a Fund's securities is not reasonably practicable, or for such other periods as the SEC has by order permitted. The Trust also reserves the right to suspend sales of shares of a Fund for any period during which the NYSE, the Adviser, the Administrator and/or the Custodian are not open for business.

     The Trust reserves the right to waive any minimum investment requirements or sales charges for immediate family members of the Trustees or officers of the Trust or employees of the Adviser. "Immediate family" means a spouse, mother, father, mother-in-law, father-in-law or children (including step-children) age 21 years or under.

REDEMPTION FEE

     The Funds impose a redemption fee of 2.00% of the total redemption amount (calculated at market value) if you sell or exchange your shares after holding them for less than 180 days.

SYSTEMATIC WITHDRAWAL PLAN


     Any shareholder who owns shares with an aggregate value of [$100,000] or more may establish a Systematic Withdrawal Plan under which he redeems at net asset value the number of full and fractional shares which will produce the monthly, quarterly, semi-annual or annual payments specified (minimum $500 per payment). Depending on the amounts withdrawn, systematic withdrawals may deplete the investor's principal. Investors contemplating participation in this Plan should consult their tax advisers. No additional charge to the shareholder is made for this service.


REDEMPTION OF SHARES PURCHASED DIRECTLY THROUGH THE DISTRIBUTOR

     Redemption by Letter. Redemptions may be made by letter to the Transfer Agent specifying the dollar amount or number of shares to be redeemed, account number and the Fund. The letter must be signed in exactly the same way the account is registered (if there is more than one owner of the shares, all must sign). In connection with a written redemption request, all signatures of all registered owners or authorized parties must be guaranteed by an Eligible Guarantor Institution, which includes a domestic bank, broker, dealer, credit union, national securities exchange, registered securities association, clearing agency or savings association. The Funds' transfer agent, however, may reject redemption instructions if the guarantor is neither a member nor a participant in a signature guarantee program (currently known as "STAMP", "SEMP", or "NYSE MPS"). Corporations, partnerships, trusts or other legal entities may be required to submit additional documentation.

     Redemption by Wire or Telephone. An investor may redeem shares of the Funds by wire or by telephone if he has checked the appropriate box on the Purchase Application or has filed a Telephone Authorization Form with the Trusts. These redemptions may be paid from the applicable Fund by wire or by check. The Trusts reserve the right to refuse telephone wire redemptions and may limit the amount involved or the number of telephone redemptions. The telephone redemption procedure may be modified or discontinued at any time by the Trusts. Instructions for wire redemptions are set forth in the Purchase Application. The Trusts employ reasonable procedures to confirm that instructions communicated by telephone are genuine. For instance, the following information must be verified by the shareholder or securities broker at the time a request for a telephone redemption is effected: (1) shareholder's account number; (2) shareholder's social security number; and (3) name and account number of shareholder's designated securities broker or bank. If either Trust fails to follow these or other established procedures, it may be liable for any losses due to unauthorized or fraudulent instructions.

                           DIVIDENDS AND DISTRIBUTIONS

     For each Fund, the Trust declares all of the Fund's net investment income daily as a dividend to the Fund's shareholders. Generally, a Fund's net investment income consists of the interest and dividend income it earns, less expenses. In computing interest income, premiums are not amortized nor are discounts accrued on long-term debt securities in the Fund, except as required for federal income tax purposes.

     Each Fund's net realized capital gains, if any, are distributed to shareholders annually. Additional distributions are also made to each Fund's shareholders to the extent necessary to avoid application of the 4% non-deductible federal excise tax on certain undistributed income and net capital gains of regulated investment companies. Shares begin accruing dividends on the day they are purchased. The Funds distribute dividends on a semi-annual basis. Unless a shareholder elects to receive dividends in cash (subject to the policies of the shareholder's Servicing Agent or securities broker), dividends are distributed in the form of additional shares of each Fund at the rate of one share (and fraction thereof) of the Fund for each one dollar (and fraction thereof) of dividend income.

                           ADDITIONAL TAX INFORMATION

     Each Fund has qualified and elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), and intends to continue to so qualify, which requires compliance with certain requirements concerning the sources of its income, diversification of its assets, and the amount and timing of its distributions to shareholders. By so qualifying, a Fund should not be subject to federal income or excise tax on its net investment income or net capital gain which are distributed to shareholders in accordance with the applicable timing requirements. Net investment income and net capital gain of a Fund will be computed in accordance with Section 852 of the Code.

     Each Fund intends to distribute all of its net investment income, any excess of net short-term capital gains over net long-term capital losses, and any excess of net long-term capital gains over net short-term capital losses in accordance with the timing requirements imposed by the Code and therefore should not be required to pay any federal income or excise taxes. Distributions of net investment income and net capital gain will be in shares of a Fund unless a shareholder elects to receive cash. Net investment income is made up of dividends and interest less expenses. Net capital gain for a fiscal year is computed by taking into account any capital loss carryforward of a Fund.

     To be treated as a regulated investment company under Subchapter M of the Code, a Fund must also (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, net income from certain publicly traded partnerships and gains from the sale or other disposition of securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to the business of investing in such securities or currencies, and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of a Fund's assets is represented by cash, U.S. government securities and securities of other regulated investment companies, and other securities (for purposes of this calculation, generally limited in respect of any one issuer, to an amount not greater than 5% of the market value of a Fund's assets and 10% of the outstanding voting securities of such issuer) and (ii) not more than 25% of the value of its assets is invested in the securities of (other than U.S. government securities or the securities of other regulated investment companies) any one issuer, two or more issuers which a Fund controls and which are determined to be engaged in the same or similar trades or businesses, or the securities of certain publicly traded partnerships.

     There is no assurance that the Internal Revenue Service will not challenge a Fund's status as a regulated investment company, or that, if it were to do so, it would not prevail. If a Fund were to fail to qualify as a regulated investment company in any year, then the Fund would be subject to federal income tax on its net income and capital gains at regular corporate income tax rates (without a deduction for distributions to shareholders). When distributed, that income would also be taxable to shareholders as an ordinary dividend to the extent attributable to the Fund's earnings and profits. If a Fund were to fail to qualify as a regulated investment company and became subject to federal income tax, any shareholder would be subject to the risk of diminished investment returns.

     A Fund may invest in complex securities such as repurchase agreements. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by a Fund are treated as ordinary income or capital gain, accelerate the recognition of income to a Fund and/or defer a Fund's ability to recognize losses. In turn, those rules may affect the amount, timing, or character of the income distributed to you by a Fund.

     Each Fund is subject to a 4% nondeductible excise tax on certain undistributed amounts of ordinary income and capital gain under a prescribed formula contained in Section 4982 of the Code. The formula requires payment to shareholders during a calendar year of distributions representing at least 98% of a Fund's ordinary income for the calendar year and at least 98% of its capital gain net income (i.e., the excess of its capital gains over capital losses) realized during the one-year period ending October 31 during such year plus 100% of any income that was neither distributed nor taxed to the Fund during the preceding calendar year. Under ordinary circumstances, each Fund expects to time its distributions so as to avoid liability for this tax.

     The following discussion of tax consequences is for the general information of shareholders that are subject to tax. Shareholders that are IRAs or other qualified retirement plans are exempt from income taxation under the Code.

     Distributions of taxable net investment income and the excess of net short-term capital gain over net long-term capital loss are taxable to shareholders as ordinary income. Distributions of net capital gain ("capital gain dividends") generally are taxable to shareholders as long-term capital gain, regardless of the length of time the shares of a Fund have been held by such shareholders.

     A redemption of a Fund's shares by a shareholder will result in the recognition of taxable gain or loss in an amount equal to the difference between the amount realized and the shareholder's tax basis in the Fund shares. Such gain or loss is treated as a capital gain or loss if the shares are held as capital assets. However, any loss realized upon the redemption of shares within six months from the date of their purchase will be treated as a long-term capital loss to the extent of any amounts treated as capital gain dividends during such six-month period. All or a portion of any loss realized upon the redemption of shares may be disallowed to the extent shares are purchased (including shares acquired by means of reinvested dividends) within 30 days before or after such redemption.

     Distributions of taxable net investment income and net capital gain will be taxable as described above, whether received in additional cash or shares. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share on the reinvestment date.

     All distributions of taxable net investment income and net capital gain, whether received in shares or in cash, must be reported by each taxable shareholder on his or her federal income tax return. Dividends or distributions declared in October, November or December as of a record date in such a month, if any, will be deemed to have been received by shareholders on December 31, if paid during January of the following year. Redemptions of shares may result in tax consequences (gain or loss) to the shareholder and are also subject to these reporting requirements.

     Under the Code, a Fund will be required to report to the Internal Revenue Service all distributions of taxable income and capital gains as well as gross proceeds from the redemption or exchange of Fund shares, except in the case of certain exempt shareholders. Under the backup withholding provisions of Section 3406 of the Code, distributions of taxable net investment income and net capital gain and proceeds from the redemption or exchange of the shares of a regulated investment company may be subject to withholding of federal income tax in the case of non-exempt shareholders who fail to furnish the investment company with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law, or if a Fund is notified by the IRS or a broker that withholding is required due to an incorrect TIN or a previous failure to report taxable interest or dividends. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.

     Shareholders of a Fund may be subject to state and local taxes on distributions received from a Fund and on redemptions of a Fund's shares. Although each Fund expects to qualify as a regulated investment company and to be relieved of all or substantially all federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located, or in which it is otherwise deemed to be conducting business, a Fund may be subject to the tax laws of such states or localities.

     Foreign taxes may be imposed on a Fund by foreign countries with respect to its foreign securities. Foreign countries generally do not impose taxes on capital gains with respect to investments by foreign investors. Since less than 50% in value of a Fund's total assets at the end of its fiscal year are expected to be invested in stock or securities of foreign corporations, such Fund will not be entitled under the Code to pass through to its shareholders their pro rata share of the foreign taxes paid by the Fund. These taxes will be taken as a deduction by such Fund.

     The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. Persons (i.e., U.S. citizens and residents and U.S. corporations, partnerships, trusts and estates). Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of a Fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or a lower rate under an applicable income tax treaty) on dividend income received by a shareholder.

     Information set forth in the Prospectuses and SAI which related to federal taxation is only a summary of some of the important federal tax considerations generally affecting purchasers of share of a Fund. No attempt has been made to present a detailed explanation of the federal income tax treatment of a Fund or its shareholders and this discussion is not intended as a substitute for careful tax planning. Accordingly, shareholders should consult their tax advisors about the application of federal, state and local and foreign tax law in light of their particular situation. In addition, the tax discussion in the Prospectuses and SAI are based on tax laws and regulations which are in effect on the date of the Prospectuses and this SAI; such laws and regulations may be changed by legislative or administrative action.

                                OTHER INFORMATION

CAPITALIZATION

     The capitalization of the Trust consists solely of an unlimited number of shares of beneficial interest, all without par value. The Board of Trustees may establish additional Funds (with different investment objectives and fundamental policies) at any time in the future. Establishment and offering of additional Funds will not alter the rights of the Trust's shareholders. When issued, shares are fully paid, non-assessable, redeemable and freely transferable. Shares do not have preemptive rights or subscription rights. In any liquidation of a Fund, each shareholder is entitled to receive his pro rata share of the net assets of that Fund.

VOTING RIGHTS

     Under the Declaration of Trust, the Trust is not required to hold annual meetings of each Fund's shareholders to elect Trustees or for other purposes. It is not anticipated that the Trust will hold shareholders' meetings unless required by law or the Declaration of Trust. In this regard, the Trust will be required to hold a meeting to elect Trustees to fill any existing vacancies on the Board if, at any time, fewer than a majority of the Trustees have been elected by the shareholders of the Trust. In addition, the holders of not less than two-thirds of the outstanding shares of the Trust may remove persons serving as Trustee either by declaration in writing or at a meeting called for such purpose. The Trustees are required to call a meeting for the purpose of considering the removal of persons serving as Trustee if requested in writing to do so by the holders of not less than 10% of the outstanding shares of the Trust. To the extent required by applicable law, the Trustees shall assist shareholders who seek to remove any person serving as Trustee.

     The Trust's shares do not have cumulative voting rights, so that the holders of more than 50% of the outstanding shares may elect the entire Board of Trustees, in which case the holders of the remaining shares would not be able to elect any Trustees.


     To the extent such shareholders may be beneficial owners of 25% or more of a Fund's outstanding Shares, they may be deemed to have voting "control" as defined in the 1940 Act.



FINANCIAL STATEMENTS



     The fund's statement of assets and liabilities presented below has been audited by Cohen McCurdy, Ltd., independent registered public accountants for the fund.



                                  GIANT 5 FUNDS



                      STATEMENTS OF ASSETS AND LIABILITIES



                              AS OF APRIL 14, 2006



                                                   Giant 5    Giant 5
                                                    Total      Total
                                                 Investment    Index
                                                   System      System
                                                 ----------   -------
ASSETS:
Cash                                               $50,000    $50,000
Deferred offering expenses                          18,500     18,500
                                                   -------    -------
   Total Assets                                     68,500     68,500

LIABILITIES:
   Accrued offering expenses                        18,500     18,500
                                                   -------    -------
NET ASSETS:                                        $50,000    $50,000
                                                   =======    =======
SHARES OUTSTANDING:
   Shares of beneficial interest ("shares")
   outstanding (no par value, unlimited shares
   authorized) - Independence Shares                 3,333      3,333
                                                   =======    =======
NET ASSET VALUE PER SHARE:
   Independence Shares (Net Assets /
   Shares Outstanding) - Offering and
   Redemption price per share                      $ 15.00    $ 15.00
                                                   =======    =======

NOTES TO STATEMENTS OF ASSETS AND LIABILITIES



April 14, 2006



1.   ORGANIZATION



     Giant 5 Funds (the "Trust") was organized as a trust under the laws of the State of Delaware on November 9, 2005. The Trust is an open-end investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value. The Trust currently offers shares of two series, each of which has different and distinct investment objectives and policies: the Giant 5 Total Investment System and the Giant 5 Total Index System (individually a "Fund", collectively the "Funds").



     The investment objective for each Fund is to seek total return. To pursue its investment objective, the Giant 5 Total Investment System will make investments primarily in other mutual funds that are not affiliated with the Fund. To pursue its investment objective, the Giant 5 Total Index System will primarily invest in unaffiliated index funds and exchange traded funds.



     Each Fund is non-diversified, as that term is defined in the 1940 Act, and each Fund is a "fund of funds," which means that each Fund invests in other mutual funds and exchange traded funds. Each Fund offers two classes of shares: Independence Shares and Freedom Shares. Independence Shares and Freedom Shares are identical except as to distribution expenses borne by each class. Income and realized/unrealized gains or losses are allocated to each class based on relative net assets. Each share represents an equal proportionate interest in a Fund with other shares of the same class, and is entitled to such dividends and distributions out of the income earned on the assets belonging to that Fund.



     The Funds have had no operations other than those actions relating to organizational matters. As of April 14, 2006, only Independence Shares have been issued, and all outstanding shares of the Funds are owned by Michael Willis, President and Trustee of the Trust, President of the Funds' investment adviser, The Willis Group, Inc. and the Funds' portfolio manager.



2.   SIGNIFICANT ACCOUNTING POLICIES



     The following is a summary of significant accounting policies followed by the Funds in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP").



     ORGANIZATION AND OFFERING EXPENSES: All costs incurred by the Trust in connection with the organization of the Funds, principally professional fees and printing, were paid on behalf of the Trust by The Willis Group, Inc. and will not be borne by the Funds.



     Costs incurred in connection with the offering and initial registration of the Trust have been deferred and will be amortized on a straight-line basis over the first twelve months after commencement of operations.



     FEDERAL INCOME TAXES: Each of the Funds intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of taxable income to its shareholders which will be sufficient to relieve it from all or substantially all federal income taxes.

     USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.



     REDEMPTION FEES: A redemption/exchange fee of 2.00% will be charged for any Fund shares redeemed or exchanged after holding them for less than 180 days. This fee does not apply to shares purchased through reinvested dividends or capital gains or shares held in certain omnibus accounts or retirement plans that cannot implement the fee.



3.   RELATED PARTY TRANSACTIONS



Investment Adviser



The Willis Group, Inc. (the "Adviser") serves as the investment adviser to each Fund. Under the terms of the investment advisory agreement, the Adviser is entitled to receive fees computed daily and paid monthly at an annual rate of 0.67% of average net assets of each Fund.



Administrator



BISYS Fund Services Ohio, Inc. (the "Administrator" or "BISYS"), a wholly owned subsidiary of The BISYS Group, Inc., serves as administrator of the Trust. The Trust and the Administrator have entered into a Master Services Agreement, under which the Administrator provides the Trust with administrative services, including day-to-day administration of matters necessary to each Fund's operations, maintenance of records and the books of the Trust, preparation of reports and assistance with compliance monitoring of the Funds' activities. Under the terms of the Master Services Agreement, the Administrator is entitled to receive an annual asset-based fee for administration and fund accounting of 10 basis points (0.10%) on the first $250 million in aggregate net assets of all Funds; 7 basis points (0.07%) of aggregate net assets of all Funds from over $250 million to $500 million; 5 basis points (0.05%) of aggregate net assets of all Funds from over $500 million to $750 million; 4 basis points (0.04%) of aggregate net assets of all Funds from over $750 million to $1 billion; and 3 basis points (0.03%) of aggregate net assets of all Funds in excess of $1 billion. The annual asset-based fee is subject to an annual minimum equal to the number of Funds multiplied by $65,000 and an annual additional per class fee of $5,000 per class in excess of one class. Under the Master Services Agreement, BISYS also serves as transfer agent and dividend disbursing agent to the Funds. BISYS is entitled to receive an annual per-account fee for such services that is applied to each shareholder account on BISYS' transfer agency system, subject to an annual minimum of $20,000 per Fund.



Certain officers of the Trust are employees of the Administrator.



Distributor



The Trust has retained BISYS Fund Services Limited Partnership (the "Distributor"), a wholly-owned subsidiary of The BISYS Group, Inc. and an affiliate of the Administrator, to serve as principal underwriter for the shares of the Funds, pursuant to a Distribution Agreement between the Distributor and the Adviser. Fees for such distribution services are paid to the Distributor by the Adviser.



Distribution Plan



Each Fund has adopted a Distribution Plan, pursuant to Rule 12b-1 under the 1940 Act (the "Distribution Plan") with respect to its Independence Shares and Freedom Shares. Pursuant to the Distribution Plan, the Giant 5 Total Investment System and the Giant 5 Total Index System each will pay 0.17 % and 0.42% of its average daily net assets attributable to its Independence Shares and Freedom Shares, respectively. The Distribution Plan provides that the Funds pay the Distributor and other organizations for distributing such classes of shares, for advertising and marketing and for providing certain services to shareholders of the respective class of shares.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



To the Board of Trustees and



Shareholder of Giant 5 Funds



We have audited the accompanying statements of assets and liabilities of the Giant 5 Funds (the "Trust") comprising the Giant 5 Total Investment System and the Giant 5 Total Index System as of April 14, 2006. These financial statements are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements based on our audit.



We conducted our audit in accordance with the standards of Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statements of assets and liabilities are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the statements of assets and liabilities. Our procedures included confirmation of cash as of April 14, 2006, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.



In our opinion, the statements of assets and liabilities referred to above present fairly, in all material respects, the financial position of the Giant 5 Total Investment System and the Giant 5 Total Index System constituting the Giant 5 Funds as of April 14, 2006, in conformity with accounting principles generally accepted in the United States of America.



Cohen McCurdy, Ltd.



Westlake, Ohio



April 17, 2006


SHAREHOLDER REQUESTS

Upon request, the Funds will provide information on how to obtain shareholder reports and prospectuses of the Underlying Funds.

                                   APPENDIX A

                             DESCRIPTION OF RATINGS

     The following descriptions are summaries of published ratings.

DESCRIPTION OF COMMERCIAL PAPER RATINGS

A-1 This is the highest category by Standard and Poor's Ratings Group (S&P) and indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory and the obligation is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories.

PRIME-1 Issues rated Prime-1 (or supporting institutions) by Moody's Investor Services, Inc. ("Moody's) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

          -    Leading market positions in well-established industries.

          -    High rates of return on funds employed.

          - Conservative capitalization structure with moderate reliance on debt and ample asset protection.

          - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

          - Well-established access to a range of financial markets and assured sources of alternate liquidity.

     The rating F1 (Highest Credit Quality) is the highest commercial rating assigned by Fitch, Inc. ("Fitch"). Paper rated F1 is regarded as having the strongest capacity for timely payment of financial commitments. The rating F2 (Good Credit Quality) is the second highest commercial paper rating assigned by Fitch which reflects a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

     The rating TBW-1 by Thomson BankWatch ("Thomson") indicates a very high likelihood that principal and interest will be paid on a timely basis.

DESCRIPTION OF MUNICIPAL NOTE RATINGS

     Moody's highest rating for state and municipal and other short-term notes is MIG-1 and VMIG-l. Short-term municipal securities rated MIG-1 or VMIG-1 are of the best quality. They have strong protection from established cash flows, superior liquidity support, or demonstrated broad-based access to the market for refinancing or both. Short-term municipal securities rated MIG-2 or VMIG-2 are of high quality. Margins of protection are ample although not so large as in the MIG-I/VMIG-2 group.

     An S&P note rating reflects the liquidity concerns and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:

          - Amortization Schedule - the larger the final maturity relative to other maturities, the more likely it will be treated as a note, and

          - Source of Payment - the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

S&P note rating symbols are as follows:

SP-1 Strong capacity to pay principal and interest. Those issues determined to possess a very strong capacity to pay a debt service is given a plus (+) designation.

SP-2 Satisfactory capacity to pay principal and interest with some vulnerability to adverse financial and economic changes over the term of the votes.

DESCRIPTION OF CORPORATE BOND RATINGS

S&P

     Bonds rated AAA have the highest rating S&P assigns to a debt obligation. Such a rating indicates an extremely strong capacity to pay principal and interest. Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree. Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

     Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories. Debt rated BB and B is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. Debt rated BB has less near-term vulnerability to default than other speculative grade debt. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB-rating. Debt rate B has greater vulnerability to default but presently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions would likely impair capacity or willingness to pay interest and repay principal. The B rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

Moody's

     Bonds which are rated Aaa by Moody's are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large, or an exceptionally stable, margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Bonds rated Aa by Moody's are judged by Moody's to be of high quality by all standards. Together with bonds rated Aaa, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than the Aaa securities. Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future. Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class. Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     Moody's bond ratings, where specified, are applied to financial contracts, senior bank obligations and insurance company senior policyholder and claims obligations with an original maturity in excess of one-year. Obligations relying upon support mechanisms such as letters-of-credit and bonds of indemnity are excluded unless explicitly rated.

     Obligations of a branch of a bank are considered to be domiciled in the country in which the branch is located. Unless noted as an exception, Moody's rating on a bank's ability to repay senior obligations extends only to branches located in countries which carry a Moody's sovereign rating. Such branch obligations are rated at the lower of the bank's rating or Moody's sovereign rating for the bank deposits for the country in which the branch is located.

When the currency in which an obligation is denominated is not the same as the currency of the country in which the obligation is domiciled, Moody's ratings do not incorporate an opinion as to whether payment of the obligation will be affected by the actions of the government controlling the currency of denomination. In addition, risk associated with bilateral conflicts between an investor's home country and either the issuer's home country or the country where an issuer branch is located are not incorporated into Moody's ratings.

     Moody's makes no representation that rated bank obligations or insurance company obligations are exempt from registration under the 1933 Act or issued in conformity with any other applicable law or regulation. Nor does Moody's represent that any specific bank or insurance company obligation is legally enforceable or is a valid senior obligation of a rated issuer.

     Moody's ratings are opinions, not recommendations to buy or sell, and their accuracy is not guaranteed. A rating should be weighed solely as one factor in an investment decision and you should make your own study and evaluation of any issuer whose securities or debt obligations you consider buying or selling.

Fitch

     Bonds rated AAA by Fitch are judged by Fitch to be strictly high grade, broadly marketable, suitable for investment by trustees and fiduciary institutions liable to but slight market fluctuation other than through changes in the money rate. The prime feature of an AAA bond is a showing of earnings several times or many times interest requirements, with such stability of applicable earnings that safety is beyond reasonable question whatever changes occur in conditions. Bonds rated AA by Fitch are judged by Fitch to be of safety virtually beyond question and are readily salable, whose merits are not unlike those of the AAA class, but whose margin of safety is less strikingly broad. The issue may be the obligation of a small company, strongly secured but influenced as to rating by the lesser financial power of the enterprise and more local type market.

     Bonds rated A are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

     Bonds rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings. Bonds rated BB are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements. Bonds rated B are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

Thomson

     Bonds rated AAA by Thomson BankWatch indicate that the ability to repay principal and interest on a timely basis is extremely high. Bonds rated AA indicate a very strong ability to repay principal and interest on a timely basis, with limited incremental risk compared to issues rated in the highest category. Bonds rated A indicate the ability to repay principal and interest is strong. Issues rated A could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

     Bonds rated BBB (the lowest investment-grade category) indicate an acceptable capacity to repay principal and interest. Issues rated "BBB" are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

     While not investment grade, the BB rating suggests that the likelihood of default is considerably less than for lower-rated issues. However, there are significant uncertainties that could affect the ability to adequately service debt obligations. Issues rated B show a higher degree of uncertainty and therefore greater likelihood of default than higher-rated issues. Adverse developments could negatively affect the payment of interest and principal on a timely basis.

                                   APPENDIX B

                                  Giant 5 Funds
                               Proxy Voting Policy

When Giant 5 Funds has the right to vote on the proxy of an Underlying Fund, we will vote these shares in the same proportion as the vote of all other holders of such security. Our policy was adopted to ensure that our vote did not go against the will of the majority of all other holders of such security. Because we are a fund of funds, we have determined that it is not our cause to effect change to our Underlying Funds that is contrary to the will of the majority of all other holders of such security.

                                   APPENDIX C

                             The Willis Group, Inc.
                               Proxy Voting Policy

When the Willis Group has the right to vote on the proxy of an Underlying Fund, as the Investment Adviser, we will vote these shares in the same proportion as the vote of all other holders so such security. Our policy was adopted to ensure that our vote did not go against the will of the majority of all other holders of such security. Because we are a fund of funds, we have determined that it is not our cause to effect change to our Underlying Funds that is contrary to the will of the majority of all other holders of such security.

                                     PART C

                                OTHER INFORMATION


Item 23. Exhibits.

EXHIBIT      DESCRIPTION
-------      -----------
(a)          Declaration of Trust of Registrant. (1)
(b)          By-Laws of Registrant. (1)
(c)          Not Applicable.
(d)          Amended and Restated Investment Advisory Agreement between
             Registrant and The Willis Group, Inc. (filed herewith)
(e)          (1) Distribution Agreement between Registrant and BISYS Fund
             Services Limited Partnership (2).
             (2) Form of Dealer Agreement.*
(f)          Not Applicable.
(g)          Custody Agreement. (3)
(h)          (1) Master Services Agreement between Registrant and BISYS Fund
             Services Ohio, Inc. (4)
             (2) Amendment to Master Services Agreement between Registrant and
             BISYS Fund Services Ohio, Inc. (filed herewith)
             (3) Distribution Services Agreement between The Willis Group, Inc.
             and BISYS Fund Services Limited Partnership. (4)
(i)          Opinion and Consent of Counsel. (filed herewith)
(j)          Consent of Independent Registered Public Accounting Firm.
             (filed herewith)
(k)          Not applicable.
(l)          Not applicable.
(m)          Distribution Plan. (4)
(n)          Rule 18f-3 Multiple Class Plan. (3)
(o)          Reserved.
(p)          (1) Code of Ethics of Registrant. (3)
             (2) Code of Ethics of The Willis Group, Inc. (3)
             (3) Code of Ethics of BISYS Fund Services Limited Partnership. (4)

-------------

*        To be filed by amendment.

Notes:

(1) Incorporated herein by reference from the registration statement on Form N-1A of the Registrant (File no. 811-21836) (the "Registration Statement") as filed with the Securities and Exchange Commission (the "SEC") on November 23, 2005. (SEC Accession Number
         0000950152-05-009529)

(2) Incorporated herein by reference from pre-effective amendment No. 1 to the Registration Statement as filed with the SEC on March 9, 2006. (SEC Accession Number 0000950152-06-001903)

(3) Incorporated herein by reference from pre-effective amendment No. 2 to the Registration Statements as filed with the SEC on March 29, 2006. (SEC Accession Number 0000950152-06-002664)

(4) Incorporated herein by reference from pre-effective amendment No. 3 to the Registration Statement as filed with the SEC on April 18, 2006. (SEC Accession Number 0000950152-06-003271)


Item 24. Persons Controlled by or under Common Control with Registrant.

No person is controlled by or under common control with the Registrant.

Item 25. Indemnification.

Reference is made to Article 8 of Registrant's Declaration of Trust, which is incorporated by reference herein and which is filed as an exhibit hereto.

The Registrant (also, the "Trust") is organized as a Delaware statutory trust and is operated pursuant to a Declaration of Trust, dated November 9, 2005 (the "Declaration of Trust"), that permits the Registrant to indemnify every person who is, or has been, a Trustee, officer, employee or agent of the Trust, including persons who serve at the request of the Trust as directors, trustees, officers, employees or agents of another organization in which the Trust had an interest as a shareholder, creditor or otherwise (hereinafter referred to as a "Covered Person"). Each Covered Person shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses, including, but not limited to, amounts paid in satisfaction of judgments, in compromise or fines and penalties, and counsel fees reasonably incurred or paid by him or her in connection with the defense or disposition of any claim, action, suit or proceeding, whether civil or criminal, before any court or administrative or legislative body, in which he or she becomes or may have become involved as a party or otherwise or with which he or she becomes or may have become threatened by virtue of his or her being or having been such a Trustee, director, officer, employee or agent and against amounts paid or incurred by him or her in settlement thereof. This indemnification is subject to the following conditions: No indemnification shall be provided hereunder to a Covered Person:

         (a) For any liability to the Trust or its Shareholders arising out of a final adjudication by the court or other body before which the proceeding was brought that the Covered Person engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

         (b) With respect to any matter as to which the Covered Person shall have been finally adjudicated not to have acted in good faith in the reasonable belief that his or her action was in or not opposed to the best interests of the Trust; or

         (c) In the event of a settlement or other disposition not involving a final adjudication (as provided in paragraph (a) or (b) of Section
         8.5.2 of the Declaration of Trust) and resulting in a payment by a Covered Person, unless there has been either a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office by the court or other body approving the settlement or other disposition, or a reasonable determination, based on a review of readily available facts (as opposed to a full trial-type inquiry), that he or she did not engage in such conduct, such determination being made by: (i) a vote of a majority of the Disinterested Trustees (as such term is defined in Section 8.5.6 of the Declaration of Trust) acting on the matter (provided that a majority of Disinterested Trustees then in office act on the matter); or (ii) a written opinion of independent legal counsel.

The rights of indemnification under the Declaration of Trust may be insured against by policies maintained by the Trust, and shall be severable, shall not affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be a Covered Person, and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained in the Declaration of Trust shall affect any rights to indemnification to which Trust personnel other than Covered Persons may be entitled by contract or otherwise under law.

Expenses of preparation and presentation of a defense to any claim, action, suit or proceeding subject to a claim for indemnification under Section 8.5 of the Declaration of Trust, including counsel fees so incurred by any Covered Person (but excluding amounts paid in satisfaction of judgments, in compromise or as fines or penalties) shall be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he or she is not entitled to indemnification under Section 8.5 of the Declaration of Trust, provided that either:

         (a) Such undertaking is secured by a surety bond or some other appropriate security or the Trust shall be insured against losses arising out of any such advances; or

         (b) A majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or independent legal counsel in a written opinion shall determine, based upon a review of the readily available facts (as opposed to the facts available upon a full trial-type inquiry), that there is reason to believe that the recipient ultimately will be found entitled to indemnification under Section 8.5 of the Declaration of Trust.

As used in Section 8.5 of the Declaration of Trust, the following words shall have the meanings set forth below:

         (a) A "Disinterested Trustee" is one (i) who is not an Interested Person of the Trust (including anyone, as such Disinterested Trustee, who has been exempted from being an Interested Person by any rule, regulation or order of the Commission), and (ii) against whom none of such actions, suits or other proceedings or another action, suit or other proceeding on the same or similar grounds is then or has been pending;

         (b) "Claim," "action," "suit" or "proceeding" shall apply to all claims, actions, suits, proceedings (civil, criminal, administrative or other, including appeals), actual or threatened; and

         (c) "Liability" and "expenses" shall include without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.


Item 26. Business and Other Connections of the Investment Adviser.

The Registrant's investment adviser, The Willis Group, Inc., is a Colorado Corporation. In addition to the services provided the Registrant, The Willis Group provides investment advisory services to individual accounts.

To the knowledge of the Registrant, none of the directors or officers of The Willis Group, Inc. is engaged in any other business, profession, vocation or employment of a substantial nature.

Item 27. Principal Underwriters.

(a) BISYS Fund Services Limited Partnership ("BISYS" or the "Distributor") acts as principal underwriter for the following investment companies:

American Independence Funds Trust
American Performance Funds
The Bjurman, Barry Funds
The Coventry Group
Excelsior Funds, Inc.
Excelsior Funds Trust
Excelsior Tax-Exempt Funds, Inc.
First Focus Funds, Inc.
The Hirtle Callaghan Trust
HSBC Advisor Funds Trust
HSBC Investor Funds
Legacy Funds Group
Old Westbury Funds, Inc.
Pacific Capital Funds
STI Classic Funds
STI Classic Variable Trust
USAllianz Variable Insurance Products Trust
Variable Insurance Funds
Vintage Mutual Funds, Inc.

         BISYS is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers. BISYS' main address is 100 SUMMER ST. 15TH FLOOR, Boston, Massachusetts 02110. Office of Supervisory Jurisdiction (OSJ) Branch is at 3435 Stelzer Road, Columbus, Ohio 43219. BISYS is an indirect wholly-owned subsidiary of The BISYS Group, Inc.


(b) The directors and officers of the Distributor are as follows:

       NAME AND PRINCIPAL
       BUSINESS ADDRESS         POSITIONS AND OFFICES WITH UNDERWRITER
       ----------------         --------------------------------------
       Richard F. Frio          President and Director
       Elliot Dobin             Secretary
       Edward Pike              Financial and Operations Principal
       Brian Bey                Vice President, Director and Assistant
                                Compliance Officer
       James L. Smith           Vice President, Director and Chief Compliance
                                Officer

(c) Not Applicable.

Item 28. Location of Accounts and Records.

All accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules thereunder will be maintained at the offices of BISYS Fund Services Ohio, Inc.:
3435 Stelzer Road, Columbus, Ohio 43219 and 100 Summer Street, 15th Floor, Boston, Massachusetts 02110.

Item 29. Management Services.

Not Applicable.

Item 30. Undertakings.

Not Applicable

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, each as amended, the Registrant has duly caused this registration statement to be signed on its behalf by the undersigned, thereto duly authorized in the City of Colorado Springs, and the State of Colorado on the 27th day of April, 2006.


                                                  GIANT 5 FUNDS



                                                  By    /s/ Michael Willis
                                                        -----------------------
                                                        Michael Willis
                                                        President


Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities indicated on the 27th day of April, 2006.




NAME                           TITLE                           DATE

/s/ Ryan Hickey                Treasurer and Chief             April 27, 2006
-----------------------        Financial Officer
Ryan Hickey


/s/ Michael G. Willis          Trustee and President           April 27, 2006
-----------------------
Michael Willis

/s/ Michael G. Willis *        Trustee                         April 27, 2006
-----------------------
Lance Baller

/s/ Michael G. Willis *        Trustee                         April 27, 2006
-----------------------
Eric Scott Griffin

/s/ Michael G. Willis*         Trustee                         April 27, 2006
-----------------------
Kevin Triguiero



* Michael Willis, as attorney-in-fact pursuant to power of attorney filed with the Registrant's Pre-Effective Amendment No. 2 filed on March 29, 2006 (SEC Accession Number 0000950152-06-002664)

                                  Exhibit Index



Exhibit         Description
-------         -----------

(d)             Amended and Restated Investment Advisory Agreement

(h)(2)          Amendment to the Master Services Agreement

(i)             Opinion and Consent of Counsel

(j)             Consent of Independent Registered Public Accounting Firm